UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23179

First Trust Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(414) 299-2217

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD

For First Trust Alternative Opportunities Fund

First Trust Alternative Opportunities Fund- Proxy Voting Record  7/1/2022 - 6/30/2023

	TICKER	CUSIP	SHARE-HOLDER		DID FUND	WHAT VOTE	FOR OR AGAINST
NAME OF ISSUER	SYMBOL	NUMBER	MEETING DATE	MATTER VOTED ON	VOTE	WAS CAST	MANAGEMENT
STORE Capital Corporation	STOR	862121100	09-Dec-22	Approve Merger Agreement	Yes	For	For
STORE Capital Corporation	STOR	862121100	09-Dec-22	Advisory Vote on Golden Parachutes	Yes	For	For
STORE Capital Corporation	STOR	862121100	09-Dec-22	Adjourn Meeting	Yes	For	For
BTRS Holdings, Inc.	BTRS	11778X104	13-Dec-22	Approve Merger Agreement	Yes	For	For
BTRS Holdings, Inc.	BTRS	11778X104	13-Dec-22	Advisory Vote on Golden Parachutes	Yes	For	For
BTRS Holdings, Inc.	BTRS	11778X104	13-Dec-22	Adjourn Meeting	Yes	For	For
Altra Industrial Motion Corp.	AIMC	02208R106	17-Jan-23	Approve Merger Agreement	Yes	For	For
Altra Industrial Motion Corp.	AIMC	02208R106	17-Jan-23	Advisory Vote on Golden Parachutes	Yes	For	For
Altra Industrial Motion Corp.	AIMC	02208R106	17-Jan-23	Adjourn Meeting	Yes	For	For
Aerojet Rocketdyne Holdings, Inc.	AJRD	007800105	16-Mar-23	Approve Merger Agreement	Yes	For	For
Aerojet Rocketdyne Holdings, Inc.	AJRD	007800105	16-Mar-23	Advisory Vote on Golden Parachutes	Yes	For	For
Aerojet Rocketdyne Holdings, Inc.	AJRD	007800105	16-Mar-23	Adjourn Meeting	Yes	For	For
Maxar Technologies Inc.	MAXR	57778K105	19-Apr-23	Approve Merger Agreement	Yes	For	For
Maxar Technologies Inc.	MAXR	57778K105	19-Apr-23	Advisory Vote on Golden Parachutes	Yes	For	For
Maxar Technologies Inc.	MAXR	57778K105	19-Apr-23	Adjourn Meeting	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Harry V. Barton, Jr.	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director John N. Casbon	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director John C. Compton	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Wendy P. Davidson	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director William H. Fenstermaker	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director D. Bryan Jordan	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director J. Michael Kemp, Sr.	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Rick E. Maples	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Vicki R. Palmer	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Colin V. Reed	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director E. Stewart Shea, III	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Cecelia D. Stewart	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Rosa Sugranes	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director R. Eugene Taylor	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Ratify KPMG LLP as Auditors	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Advisory Vote on Say on Pay Frequency	Yes	One Year	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Harry V. Barton, Jr.	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director John N. Casbon	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director John C. Compton	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Wendy P. Davidson	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director William H. Fenstermaker	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director D. Bryan Jordan	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director J. Michael Kemp, Sr.	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Rick E. Maples	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Vicki R. Palmer	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Colin V. Reed	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director E. Stewart Shea, III	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Cecelia D. Stewart	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director Rosa Sugranes	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Elect Director R. Eugene Taylor	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Ratify KPMG LLP as Auditors	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Yes	For	For
First Horizon Corporation	FHN	320517105	25-Apr-23	Advisory Vote on Say on Pay Frequency	Yes	One Year	For
RREEF Property Trust Inc.	-	-	11-May-23	Elect director W. Todd Henderson	No	N/A	N/A
RREEF Property Trust Inc.	-	-	11-May-23	Elect director Anne-Marie Vandenberg	No	N/A	N/A
RREEF Property Trust Inc.	-	-	11-May-23	Elect director Deborah H. McAneny	No	N/A	N/A
RREEF Property Trust Inc.	-	-	11-May-23	Elect director Gregg A. Gonsalves	No	N/A	N/A
RREEF Property Trust Inc.	-	-	11-May-23	Elect director Charles H. Wurtzebach, Ph.D.	No	N/A	N/A
RREEF Property Trust Inc.	-	-	11-May-23	Ratify KPMG LLP as Auditors	No	N/A	N/A
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Bruce Golden	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Arun Mathew	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Alexander Ott	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Maria Walker	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Ratify Ernst & Young LLP as Auditors	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Advisory Vote on Say on Pay Frequency	Yes	One Year	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Bruce Golden	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Arun Mathew	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Alexander Ott	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Elect Director Maria Walker	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Ratify Ernst & Young LLP as Auditors	Yes	For	For
ForgeRock, Inc.	FORG	34631B101	24-May-23	Advisory Vote on Say on Pay Frequency	Yes	One Year	For
iRobot Corporation	IRBT	462726100	26-May-23	Elect Director Karen M. Golz	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Elect Director Andrew Miller	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Elect Director Michelle Stacy	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Ratify PricewaterhouseCoopers LLP as Auditors	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Advisory Vote on Say on Pay Frequency	Yes	One Year	For
iRobot Corporation	IRBT	462726100	26-May-23	Elect Director Karen M. Golz	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Elect Director Andrew Miller	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Elect Director Michelle Stacy	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Ratify PricewaterhouseCoopers LLP as Auditors	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Yes	For	For
iRobot Corporation	IRBT	462726100	26-May-23	Advisory Vote on Say on Pay Frequency	Yes	One Year	For
BC Partners Lending Corp.	-	-	22-Jun-23	Reelect Director Ted Goldthorpe	Yes	Split	For
BC Partners Lending Corp.	-	-	22-Jun-23	Reelect Director Alex Duka	Yes	Split	For
BC Partners Lending Corp.	-	-	22-Jun-23	Ratify Deloitte & Touche LLP as Auditors	Yes	Split	For
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director Lynn C. Thurber	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director R. Martel Day	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director Tamara D. Fischer	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director Jacques N. Gordon	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director Kristy F. Heuberger	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director Douglas A. Lindgren	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director William E. Sullivan	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director C. Allan Swaringen	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Elect director Robin M. Zeigler	No	N/A	N/A
JLL Income Property Trust Inc.	-	-	08-Jun-23	Ratify KPMG LLP as Auditors	No	N/A	N/A
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Bradley Blake as Director	Yes	For	For
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Charles Crocker as Director	Yes	For	For
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Evelyn Dilsaver as Director	Yes	For	For
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Geoffrey Dohrmann as Director	Yes	For	For
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Ronald Kaiser as Director	Yes	For	For
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Sonya Mughal as Director	Yes	For	For
Bailard Real Estate Investment Trust, Inc.	-	-	20-Jun-23	Elect Preston Sargent as Director	Yes	For	For

Investment Company Report

KLUDEIN I ACQUISITION CORP.
Security	49878L109		Meeting Type	Special
Ticker Symbol	INKA		Meeting Date	07-Jul-2022
ISIN	US49878L1098		Agenda	935680036 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation, to
extend date by which Company must (i) consummate a
merger, capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses, which we refer to as a
"business combination", (ii) cease its operations if it fails to complete such business combination, or (iii) redeem or
repurchase 100% of the Company's Class A common
stock included as part of units sold in the Company's
	initial public offering.	Management	For	For
2.	Adjournment Proposal: To approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies if there
are insufficient votes for, or otherwise in connection with,
	the approval of the Extension Amendment Proposal.	Management	For	For
EAST RESOURCES ACQUISITION COMPANY
Security	274681105		Meeting Type	Special
Ticker Symbol	ERES		Meeting Date	25-Jul-2022
ISIN	US2746811056		Agenda	935687585 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Approval of an amendment (the "Extension Amendment")
of the Company's Amended and Restated Certificate of
Incorporation to extend the date by which East
Resources Acquisition Company (the "Company") must
consummate a business combination (the "Extension")
from July 27, 2022 (the date that is 24 months from the
closing date of the Company's initial public offering of our units (the "IPO")) to January 27, 2023 (the date that is 30
	months from the closing date of the IPO).	Management	For	For
2.	Approval of a proposal for the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
	time is necessary to effectuate the Extension.	Management	For	For
ARIES I ACQUISITION CORP.
Security	G0542N107		Meeting Type	Special
Ticker Symbol	RAM		Meeting Date	12-Aug-2022
ISIN	KYG0542N1079		Agenda	935696611 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of Aries currently in effect be amended and restated by the
deletion in their entirety and the substitution in their place of the Second Amended and Restated Articles of
Association of Aries (a copy of which is attached to the
	proxy statement for this Meeting as Annex A)."	Management	For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated May 18, 2021, by
and between Aries and Continental Stock Transfer &
Trust Company, allowing Aries to extend the Business
Combination Period up to twelve (12) times for an
additional one (1) month each time from 08/21/2022 to
08/21/2023 by depositing into the trust account, for each
one-month extension, the lesser of (a) $120,000 and (b)
$0.035 for each Class A ordinary share outstanding after
	giving effect to the Redemption.	Management	For	For
3)	The Adjournment Proposal - To adjourn the special
meeting of Aries shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
	approve the Extension Amendment Proposal.	Management	For	For
GIGINTERNATIONAL1, INC.
Security	37518W106		Meeting Type	Special
Ticker Symbol	GIW		Meeting Date	19-Aug-2022
ISIN	US37518W1062		Agenda	935698615 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from August 21, 2022
to February 21, 2023 (i.e., for a period of time ending 21
months from the consummation of its initial public
	offering).	Management	For	For
2.	Trust Amendment: Amend the Company's investment
management trust agreement, dated as of May 18, 2021,
by and between the Company and Continental Stock
Transfer & Trust Company, allowing the Company to
extend the Combination Period six (6) times for an
additional one (1) month each time from August 21, 2022
to February 21, 2023 by depositing into the Trust Account
for each one-month extension the lesser of: $200,000 or
$0.05 per share multiplied by the number of public shares
	then outstanding.	Management	For	For
ISLEWORTH HEALTHCARE ACQUISITION CORP.
Security	46468P102		Meeting Type	Special
Ticker Symbol	ISLE		Meeting Date	26-Aug-2022
ISIN	US46468P1021		Agenda	935698590 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended & restated certificate of
incorporation to extend for an initial period from 9/1/22 to
12/1/22, and for up to three additional months at the
election of the Company, ultimately until as late as 3/1/23
(the "Extended Date"), the date by which the Company
must consummate a business combination or, if it fails to
do so, cease its operations & redeem or repurchase
100% of shares of the Company's common stock issued
	in the Company's initial public offering.	Management	For	For
2.	Trust Amendment Proposal: A proposal to amend the
Investment Management Trust Agreement, dated
February 24, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement, to authorize the
	Extension and its implementation by the Company.	Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
forgoing proposals. This proposal will only be presented
at the Special Meeting if there are not sufficient votes to
	approve the Extension Amendment Proposal.	Management	For	For
LAKESHORE AQUISITION I CORP.
Security	G53521103		Meeting Type	Special
Ticker Symbol	LAAA		Meeting Date	07-Sep-2022
ISIN	KYG535211034		Agenda	935703567 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal - Approval of an amendment to the
company's amended and restated memorandum & AOA
(together, the "Existing Charter") (i) extend from
September 15, 2022 ("Original Termination Date") to
December 15, 2022 ("Extended Date"), date by which, if
the company has not consummated a merger,
amalgamation, share exchange, asset acquisition, share
purchase, reorganization or similar business combination
	involving one or more businesses or entities.	Management	For	For
2.	Adjournment Proposal- Approval of adjournment of the
General Meeting by the chairman thereof to a later date,
if necessary, under certain circumstances, to solicit
additional proxies for purpose of approving extension
proposal, to amended extension proposal, or to allow
reasonable additional time for filing or mailing of any
supplemental or amended disclosure that the company
has determined in good faith after consultation with
outside legal counsel is required under applicable law
	and for such supplemental or amended.	Management	For	For
GOLDEN PATH ACQUISITION CORPORATION
Security	G4028H105		Meeting Type	Special
Ticker Symbol	GPCO		Meeting Date	08-Sep-2022
ISIN	KYG4028H1056		Agenda	935704470 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Approval of the Business Combination (the "Business Combination Proposal" or "Proposal 1").	Management	For	For
2.	DIRECTOR	Management
1	Guohui Kang		For	For
2	Wei Peng		For	For
3	Mi Zhou		For	For
4	Han Qin		For	For
5	Jun Liu		For	For
6	Xu Zhang		For	For
3.	Approval for purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635(d), the issuance
by Golden Path of an aggregate of 44,554,455 newly
issued Golden Path ordinary shares to the MC
shareholders pursuant to the Merger Agreement and the
issuance of an aggregate of 380,000 ordinary shares as
compensation to Peace Asset Management for services
provided by Peace Asset Management in connection with
sourcing MC as a business combination candidate (the
	"Nasdaq Stock Issuance Proposal" or "Proposal 3").	Management	For	For
4.	Approval by way of special resolution to change the
name of Golden Path to MicroCloud Hologram Inc. (the
"Name Change Proposal" or "Proposal 4"). For the
purposes of the laws of the Cayman Islands, the full text
of the resolution is as follows: "RESOLVED, as a special
resolution, that the Company change its name from
"Golden Path Acquisition Corporation" to "MicroCloud
Hologram Inc." and, subject to the provisions of the
Companies Act (Revised), the change of name shall take
	effect immediately from the passing this resolution;".	Management	For	For
5.	Approval by way of special resolution of all other changes
in connection with the amendment, restatement and
replacement of the Golden Path's memorandum and
articles of association including, among other things, (1)
making New Golden Path's corporate existence
perpetual, and (2) removing certain provisions related to
Golden Path's status as a blank check company that will
no longer be applicable upon consummation of the
Business Combination (the "Articles Amendment
Proposal" or ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
6.	Approval to adjourn the Extraordinary General Meeting
under certain circumstances, which is more fully
described in the accompanying proxy statement, which
we refer to as the "Adjournment Proposal" or Proposal 6")
and, together with the Business Combination Proposal,
the Director Election Proposal, the Nasdaq Stock
Issuance Proposal, the Name Change Proposal, the
Articles Amendment Proposal and the Adjournment
	Proposal, the "Proposals.".	Management	For	For
SPK ACQUISITION CORP.
Security	848651105		Meeting Type	Special
Ticker Symbol	SPK		Meeting Date	09-Sep-2022
ISIN	US8486511053		Agenda	935705181 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	CHARTER AMENDMENT PROPOSAL - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION
TO EXTEND THE DATE BY WHICH THE COMPANY
HAS TO CONSUMMATE A BUSINESS COMBINATION
(THE "EXTENSION") SIX (6) TIMES FOR AN
ADDITIONAL ONE (1) MONTH EACH TIME UNTIL
MARCH 10, 2023 IF APPROVED BY THE COMPANY'S
	BOARD OF DIRECTORS.	Management	For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF JUNE 3, 2022 (THE
"TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY (THE "TRUSTEE"), ALLOWING THE
COMPANY TO EXTEND THE COMBINATION PERIOD
SIX (6) TIMES FOR AN ADDITIONAL ONE-MONTH
PERIOD EACH TIME, FROM SEPTEMBER 10, 2022 UP
TO MARCH 10, 2023 (THE "TRUST AMENDMENT") BY
DEPOSITING INTO THE TRUST ACCOUNT $50,000
	FOR EACH ONE-MONTH EXTENSION.	Management	For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE GENERAL MEETING TO
ADJOURN THE GENERAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING, THERE ARE NOT SUFFICIENT
	VOTES TO APPROVE THE PROPOSAL 1.	Management	For	For
KENSINGTON CAPITAL ACQUISITION CORP. IV
Security	G52519132		Meeting Type	Special
Ticker Symbol	KCACU		Meeting Date	13-Sep-2022
ISIN	KYG525191329		Agenda	935708048 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to approve by
ordinary resolution and adopt the Business Combination
Agreement, dated as of May 11, 2022 (as amended from
time to time, the "Business Combination Agreement"),
among Kensington Capital Acquisition Corp. IV, a
Cayman Islands exempted company incorporated with
limited liability ("Kensington"), Kensington Capital Merger
Sub Corp., a Delaware corporation ("Merger Sub"), and
Amprius Technologies, Inc., a Delaware corporation
("Amprius"), a copy of which is attached to the
	accompanying proxy statement.	Management	For	For
2.	The Domestication Proposal - pursuant to the power
contained in clause 6 of Kensington's Memorandum of
Association & in manner required by Article 47 of
Kensington's Articles of Association, to approve by
special resolution that Kensington be registered by way
of continuation & domesticated as a corporation
incorporated under the laws of State of Delaware,
pursuant to Section 206 and 207 of the Companies Act
(amended) of the Cayman Islands & laws of the State of
Delaware, including Section 388 of the General
	Corporation Law of the State of Delaware.	Management	For	For
3.	The Charter Proposal - to approve by special resolution
that Kensington's amended & restated memorandum &
articles of association ("Existing Governing Documents")
be amended & restated by deletion in their entirety, & the
substitution in their place of Proposed Certificate of
Incorporation, a form of which is attached to
accompanying proxy statement/prospectus as Annex B
("Charter Proposal"), including, without limitation, the
authorization of change in authorized share capital as
indicated therein & change of name to "Amprius
	Technologies, Inc."	Management	For	For
4a.	The Governance Proposal - a proposal to authorize the
board of directors of New Amprius (the "New Amprius
Board") to issue any or all shares of New Amprius
preferred stock in one or more classes or series, with
such terms and conditions as may be expressly
determined by the New Amprius Board and as may be
	permitted by the Delaware General Corporation Law.	Management	For	For
4b.	The Governance Proposal - a proposal to provide that the
federal district courts of the United States of America will be the exclusive forum for resolving any complaint
asserting a cause of action arising under the Securities
Act of 1933, as amended, unless New Amprius consents
	in writing to the selection of an alternative forum.	Management	For	For
4c.	The Governance Proposal - a proposal to remove
provisions in Kensington's Existing Governing Documents
related to our status as a blank check company that will
no longer apply upon the consummation of the Business
	Combination.	Management	For	For
4d.	The Governance Proposal - a proposal to approve
provisions providing that the affirmative vote of at least
two-thirds of the voting power of all the then outstanding
shares of capital stock entitled to vote generally in the
election of directors will be required for stockholders to
adopt, amend, or repeal certain provisions of the
	Proposed Governing Documents.	Management	For	For
5.	The Equity Incentive Plan Proposal - to approve by ordinary resolution the Amprius Technologies, Inc. 2022 Equity Incentive Plan.	Management	For	For
6.	The NYSE Proposal - to approve by ordinary resolution
for purposes of complying with the applicable provisions
of the NYSE, the issuance of New Amprius common
stock to the Amprius stockholders pursuant to the
	Business Combination Agreement.	Management	For	For
7.	The Employee Stock Purchase Plan Proposal - to approve by ordinary resolution the Amprius Technologies, Inc. 2022 Employee Stock Purchase Plan.	Management	For	For
8.	The Adjournment Proposal - to approve by ordinary
resolution the adjournment of the extraordinary general
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for the approval of one or
	more proposals at the extraordinary general meeting.	Management	For	For
MODEL PERFORMANCE ACQUISITION CORP
Security	G6246M105		Meeting Type	Special
Ticker Symbol	MPAC		Meeting Date	28-Sep-2022
ISIN	VGG6246M1059		Agenda	935710170 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") TWO (2) TIMES FOR AN ADDITIONAL
THREE MONTH EACH TIME FROM OCTOBER 12,
	2022 TO APRIL 12, 2023.	Management	For	For
2.	ADJOURNMENT-APPROVAL TO DIRECT THE
CHAIRMAN OF THE EXTRAORDINARY GENERAL
MEETING TO ADJOURN THE EXTRAORDINARY
GENERAL MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
	THE PROPOSAL 1.	Management	For	For
IG ACQUISITION CORP.
Security	449534106		Meeting Type	Special
Ticker Symbol	IGAC		Meeting Date	29-Sep-2022
ISIN	US4495341061		Agenda	935709759 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from October 5,
2022 to April 5, 2023 (or such earlier date as determined
	by the Board).	Management	For	For
2.1	Election of Class I Director to serve until 2025: Catharine Dockery	Management	For	For
2.2	Election of Class I Director to serve until 2025: Peter Ward	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
MONTEREY INNOVATION ACQUISITION CORP.
Security	61240F108		Meeting Type	Special
Ticker Symbol	MTRY		Meeting Date	29-Sep-2022
ISIN	US61240F1084		Agenda	935711146 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment: To amend (the "Charter
Amendment") Monterey Bio's amended & restated
certificate of incorporation (the "charter") by allowing us
to extend (the "Extension") date by which we have to
consummate a business combination (the "Combination
Period") for an additional 3 months, from 10-5-2022 (the
date which is 12 months from the closing date of our IPO
of our units to 1-5-2023, by depositing into the trust
account $350,000 (the "Extension Payment") for the 3-
month extension, thereafter to extend the Combination
	Period up to six times.	Management	For	For
2.	The Trust Amendment: To amend (the "Trust
Amendment" & together with the Charter Amendment,
the "Extensions") the Investment Management Trust
Agreement, dated 9-30-2021, by and between
Continental Stock Transfer & Trust Company and
Monterey Bio (the "Trust Agreement"), allowing us to
extend the Combination Period for an additional three
months, from 10-5-2022 to 1-5-2023 (the "Trust
Amendment"), by depositing into the trust account the
Extension Payment for the 3-month extension, thereafter
	to extend the Combination Period up to six times.	Management	For	For
3.1	Re-Election to the Board of Director to serve until the second annual meeting: James R. Neal	Management	For	For
3.2	Re-Election to the Board of Director to serve until the second annual meeting: Jonas Grossman	Management	For	For
3.3	Re-Election to the Board of Director to serve until the second annual meeting: Frances K. Heller	Management	For	For
3.4	Re-Election to the Board of Director to serve until the second annual meeting: William McKeever	Management	For	For
3.5	Re-Election to the Board of Director to serve until the second annual meeting: Sandip I. Patel	Management	For	For
4.	Ratification of Selection of Independent Registered Public
Accounting Firm: To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
	fiscal year ending December 31, 2022.	Management	For	For
NOCTURNE ACQUISITION CORP.
Security	G6580S114		Meeting Type	Special
Ticker Symbol	MBTC		Meeting Date	04-Oct-2022
ISIN	KYG6580S1140		Agenda	935708466 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Memorandum and Articles of
Association to extend the date by which the Company
must consummate a business combination from October
	5, 2022 to April 5, 2023.	Management	For	For
2.1	Appointment of Director to serve until the 2024 annual general meeting: Henry Monzon	Management	For	For
2.2	Appointment of Director to serve until the 2024 annual general meeting: Ka Seng (Thomas) Ao	Management	For	For
2.3	Appointment of Director to serve until the 2024 annual general meeting: Simon Choi	Management	For	For
2.4	Appointment of Director to serve until the 2024 annual general meeting: Kashan Zaheer Piracha	Management	For	For
2.5	Appointment of Director to serve until the 2024 annual general meeting: Derek Yiyi Feng	Management	For	For
2.6	Appointment of Director to serve until the 2024 annual general meeting: Ka Lok (Ivan) Wong	Management	For	For
2.7	Appointment of Director to serve until the 2024 annual general meeting: Giuseppe Mangiacotti	Management	For	For
3.	Auditor Ratification Proposal: Ratify the selection by the
Company's audit committee of Marcum LLP to serve as
the Company's independent registered public accounting
	firm for the year ended December 31, 2022.	Management	For	For
4.	Adjournment Proposal: Approve the adjournment of the
Extraordinary General Meeting in lieu of the 2022 Annual
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
	time is necessary to effectuate the Extension.	Management	For	For
ATLANTIC AVENUE ACQUISITION CORP.
Security	04906P101		Meeting Type	Special
Ticker Symbol	ASAQ		Meeting Date	04-Oct-2022
ISIN	US04906P1012		Agenda	935708480 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company, without another stockholder vote, to
elect to extend the date by which the Company must
consummate a business combination (the "Extension")
from October 6, 2022 (the date that is 24 months from the
closing date of the Company's initial public offering of
units (the "IPO")), on a monthly basis for up to six times
to April 6, 2023 (the date that is 30 months from the
	closing date of the IPO).	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Management Trust Agreement, dated
October 1, 2020, by and between the Company and
Continental Stock Transfer & Trust Company (the
"Trustee"), to allow the Company, without another
stockholder vote, to elect to extend the date on which the
Trustee must liquidate the trust account established by
the Company in connection with its IPO if the Company
has not completed its initial business combination, on a
monthly basis ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
3.	Adjournment Proposal: Adjourn the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve Proposal 1 and Proposal 2
or if we determine that additional time is necessary to
	effectuate the Extension.	Management	For	For
TEKKORP DIGITAL ACQUISITION CORP.
Security	G8739H106		Meeting Type	Special
Ticker Symbol	TEKK		Meeting Date	13-Oct-2022
ISIN	KYG8739H1065		Agenda	935712061 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1	EXTENSION PROPOSAL - APPROVAL TO AMEND
THE COMPANY'S CHARTER PURSUANT TO AN
AMENDMENT TO CHARTER IN FORM SET FORTH IN
ANNEX A OF ACCOMPANYING PROXY STATEMENT
TO EXTEND DATE BY WHICH THE COMPANY MUST
1) CONSUMMATE A MERGER, AMALGAMATION,
SHARE EXCHANGE, ASSET ACQUISITION, SHARE
PURCHASE, REORGANIZATION OR SIMILAR
BUSINESS COMBINATION, WHICH WE REFER TO AS
OUR INITIAL BUSINESS COMBINATION, 2) CEASE ITS
OPERATIONS EXCEPT FOR PURPOSE OF WINDING
UP IF IT FAILS TO COMPLETE SUCH INITIAL
BUSINESS COMBINATION AND (3) REDEEM ALL OF
	THE CLASS A ORDINARY SHARES.	Management	For	For
2	THE ADJOURNMENT PROPOSAL - AS AN ORDINARY
RESOLUTION, TO APPROVE THE ADJOURNMENT OF
THE EXTRAORDINARY GENERAL MEETING TO A
LATER DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF EXTENSION PROPOSAL (THE
"ADJOURNMENT PROPOSAL"), WHICH WILL ONLY
BE PRESENTED AT THE EXTRAORDINARY GENERAL
MEETING IF, BASED ON THE TABULATED VOTES,
THERE ARE NOT SUFFICIENT VOTES AT TIME OF
EXTRAORDINARY GENERAL MEETING TO APPROVE
	THE EXTENSION PROPOSAL.	Management	For	For
INDUSTRIAL HUMAN CAPITAL, INC.
Security	45617P104		Meeting Type	Special
Ticker Symbol	AXH		Meeting Date	14-Oct-2022
ISIN	US45617P1049		Agenda	935715093 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from October 22,
2022, to April 22, 2023, or such earlier date as
	determined by the board of directors.	Management	For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of Proposal 1.	Management	For	For
BLOCKCHAIN MOON ACQUISITION CORP.
Security	09370F109		Meeting Type	Special
Ticker Symbol	BMAQ		Meeting Date	19-Oct-2022
ISIN	US09370F1093		Agenda	935719027 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend BMAC's
amended and restated certificate of incorporation to (a)
extend the date by which BMAC has to consummate a
business combination from October 21, 2022 to January
21, 2023; and (b) to allow BMAC, without another
stockholder vote, to elect to extend the date to
consummate a business combination on a monthly basis
for up to six times by an additional one month each time
after January 21, 2023, by resolution of the board of
directors, if requested by ...(due to space limits,see proxy
	material for full proposal).	Management	For	For
2.	The Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of BMAC represented (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Stockholder Meeting or at the
time of the Stockholder Meeting to approve the Extension
	Amendment Proposal.	Management	For	For
DIGITAL HEALTH ACQUISITION CORP.
Security	253893101		Meeting Type	Special
Ticker Symbol	DHAC		Meeting Date	20-Oct-2022
ISIN	US2538931013		Agenda	935719469 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Approval of amendment of Certificate of Incorporation to,
among other things, extend the date by which the
Company has to consummate a business combination for
an additional three (3) months, from November 8, 2022 to
February 8, 2023 and provide our board of directors the
ability to further extend the date by which the Company
has to consummate a business combination up to three
(3) additional times for three (3) months each time, for a
maximum of nine (9) additional months, with payment of
	any applicable extension fee.	Management	For	For
2.	Approval of amendment of the Investment Management
Trust Agreement, dated as of November 3, 2021, by and
between the Company and Continental Stock Transfer &
Trust Company, (i) allowing the Company to extend the
business combination period from November 8, 2022 to
February 8, 2023 and up to three (3) times for an
additional three (3) months each time during the period
from February 8, 2023 to November 8, 2023 and (ii)
	updating certain defined terms in the Trust Agreement.	Management	For	For
3.	Approval of the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal and Trust
	Amendment Proposal.	Management	For	For
VENUS ACQUISITION CORPORATION
Security	G9420F102		Meeting Type	Special
Ticker Symbol	VENA		Meeting Date	21-Oct-2022
ISIN	KYG9420F1028		Agenda	935719483 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To Approve the Merger Agreement, dated as of June 10,
2021, as amended, by and among Venus, Venus
Acquisition Merger Subsidiary, Inc., VIYI Algorithm Inc.
("VIYI") and WiMi Hologram Cloud Inc. (collectively
referred to as the "Business Combination"). This proposal
is referred to as the "Business Combination Proposal" or
	"Proposal No. 1".	Management	For	For
2.	DIRECTOR	Management
1	Jie Zhao		For	For
2	Min Shu		For	For
3	Shan Cui		For	For
4	Haixia Zhao		For	For
5	Wengang Kang		For	For
3.	To Approve for purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635(d), the issuance
by Venus of an aggregate of 39,603,961 Venus ordinary
shares to the VIYI shareholders pursuant to the Merger
Agreement. This proposal is referred to as the "Nasdaq
	Stock Issuance Proposal" or "Proposal No. 3".	Management	For	For
4.	To Approve the amendments to increase the number of
authorized ordinary shares to 200,000,000 ordinary
shares ("Share Increase Proposal" or "Proposal No. 4").
For the purposes of the laws of the Cayman Islands, the
full text of the resolution is as follows: "RESOLVED, as
an ordinary resolution, that the authorized share capital of the Company be amended from USD50,000 divided into
50,000,000 ordinary shares of par value USD0.001 each
into USD200,000 divided into 200,000,000 ordinary
	shares of par value USD0.001 each;"	Management	For	For
5.	To Approve by way of special resolution of amendments
to Venus' memorandum and articles of association to
change its name to MicroAlgo Inc. (the "Name Change
Proposal" or "Proposal No. 5") For the purposes of the
laws of the Cayman Islands, the full text of the resolution
is as follows: "RESOLVED, as a special resolution, that
the Company change its name from "Venus Acquisition
Corporation" to "MicroAlgo Inc." and, subject to the
provisions of the Companies Act (Revised), the change of
name take effect immediately from the passing this
	resolution;"	Management	For	For
6.	To Approve by way of special resolution of all other
changes in connection with the amendment, restatement
and replacement of the Venus' memorandum and articles
of association including, among other things, (1) making
New Venus' corporate existence perpetual, and (2)
removing certain provisions related to Venus' status as a
blank check company that will no longer be applicable
upon consummation of the Business Combination (the
"Articles Amendment Proposal" or "Proposal No. 6"). For
the ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
7.	To Approve to adjourn the Extraordinary General Meeting
under certain circumstances, which is more fully
described in the accompanying proxy statement, which
we refer to as the "Adjournment Proposal" or "Proposal
No. 7") and, together with the Business Combination
Proposal, the Director Election Proposal, the Nasdaq
Stock Issuance Proposal, the Share Increase Proposal,
the Name Change Proposal, the Articles Amendment
Proposal and the Adjournment Proposal, collectively the
	"Proposals."	Management	For	For
EUCRATES BIOMEDICAL ACQUISITION CORP.
Security	G3141W106		Meeting Type	Special
Ticker Symbol	EUCR		Meeting Date	24-Oct-2022
ISIN	VGG3141W1068		Agenda	935721945 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal: Amend Eucrates' Amended and
Restated Memorandum and Articles of Association to
extend the date that Eucrates must consummate a
business combination to April 27, 2023 by amending the
Amended and Restated Memorandum and Articles of
Association to delete the existing Regulation 23.2 thereof
and replacing it with the new Regulation 23.2 in the form
set forth in Annex A of the accompanying proxy
	statement.	Management	For	For
2.	DIRECTOR	Management
1	William I. Campbell		For	For
2	Nina Shapiro		For	For
3.	Adjournment Proposal: To direct the chairman of the
special meeting to adjourn the special meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the special meeting, there are not sufficient
	votes to approve the Extension Proposal.	Management	For	For
MANA CAPITAL ACQUISITION CORP.
Security	56168P104		Meeting Type	Special
Ticker Symbol	MAAQ		Meeting Date	25-Oct-2022
ISIN	US56168P1049		Agenda	935720614 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Business Combination Proposal: To approve & adopt the
Business Combination Agreement, dated as of 5/27/22
(as it may be amended & restated from time to time,
"Business Combination Agreement") by & among the
Company, its wholly owned subsidiary, Mana Merger Sub
Inc. and Cardio Diagnostics, Inc. a copy of which is
attached to proxy statement/prospectus as Annex A, &
approve transactions contemplated thereby including the
merger of Merger Sub with & into Cardio, with Cardio
surviving the merger, & issuance of common stock to
	Cardio stockholders as Consideration	Management	For	For
2.	Charter Amendment Proposal: To consider and vote
upon a proposal to amend and restate the Company's
amended and restated certificate of incorporation to
provide for changing the Company's name from "Mana
Capital Acquisition Corp." to "Cardio Diagnostics
	Holdings, Inc."	Management	For	For
3.	Equity Plan Adoption Proposal: To approve the Cardio
Diagnostics Holdings Inc. 2022 Equity Incentive Plan (the
"Incentive Plan"), including the authorization of the initial
	share reserve under the Incentive Plan.	Management	For	For
4.	Nasdaq 20% Proposal: To consider and vote on a
proposal to approve, for purposes of complying with
Nasdaq Rules 5635(a) and (b), the issuance of more than
20% of the Company's issued and outstanding common
stock, $.00001 par value, (the "Common Stock") and the
resulting change in control in connection with the
	Business Combination.	Management	For	For
5.	Director Election Proposal: To elect, effective at Closing,
seven directors to serve on the Company's board of
directors until the 2023 annual meetings of stockholders,
and until their respective successors are duly elected and
	qualified.	Management	For	For
6.	Adjournment Proposal: To approve, if necessary, the
adjournment of the Special Meeting to a later date or
dates to permit further solicitation and votes of proxies in the event that there are insufficient votes for, or otherwise in connection with, approval of the Business Combination
Proposal, Charter Amendment Proposal, the Equity Plan
Adoption Proposal, Nasdaq 20% Proposal, or the
Director Election Proposal. This proposal will only be
presented at the Special Meeting if there are not
sufficient votes to approve one or more of these
	proposals.	Management	For	For
PROGRESS ACQUISITION CORP.
Security	74327P105		Meeting Type	Special
Ticker Symbol	PGRW		Meeting Date	27-Oct-2022
ISIN	US74327P1057		Agenda	935722428 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from November 8,
2022 to May 8, 2023 or such earlier date as determined
	by the board of directors.	Management	For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of Proposal 1.	Management	For	For
MAQUIA CAPITAL ACQUISITION CORPORATION
Security	56564V101		Meeting Type	Special
Ticker Symbol	MAQC		Meeting Date	03-Nov-2022
ISIN	US56564V1017		Agenda	935722909 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from November 7,
2022 to May 7, 2023 or such earlier date as determined
	by the board of directors.	Management	For	For
2.1	Election of Class I Director: Pedro Manuel Zorrilla Velasco	Management	For	For
2.2	Election of Class I Director: Luis Antonio Marquez-Heine	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
GLOBAL CONSUMER ACQUISITION CORP.
Security	37892B108		Meeting Type	Special
Ticker Symbol	GACQ		Meeting Date	10-Nov-2022
ISIN	US37892B1089		Agenda	935721325 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Luminex Business Combination Proposal - To
consider and vote, assuming the Charter Proposal (as
defined below) is approved and adopted, upon a proposal
to approve the transactions contemplated under the
Luminex SPA (such proposal, the "Luminex Business
Combination Proposal"). A copy of the Luminex SPA is
	attached to the proxy statement as Annex A.	Management	For	For
2.	The GP Global Business Combination Proposal - To
consider and vote, assuming the Charter Proposal is
approved and adopted, upon a proposal to approve the
transactions contemplated under the GP Global SPA
(such proposal, the "GP Global Business Combination
Proposal"). A copy of the GP Global SPA is attached to
	the proxy statement as Annex B.	Management	For	For
3.	The Charter Proposal - to consider and vote, assuming
that the Luminex Business Combination Proposal is
approved and adopted, upon a proposal to approve the
proposed Second Amended and Restated Certificate of
Incorporation of GACQ, a copy of which is attached to the
proxy statement as Annex C (the "Proposed Charter,"
	and such proposal, the "Charter Proposal").	Management	For	For
4a.	The Advisory Charter Proposal A - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Name of the Combined
	Company.	Management	For	For
4b.	The Advisory Charter Proposal B - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Provisions Specific to a
	Blank Check Company.	Management	For	For
4c.	The Advisory Charter Proposal C - To approve and
adopt, on a non- binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Authorized Shares of
	Combined Company's Preferred Stock.	Management	For	For
4d.	The Advisory Charter Proposal D - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
"Advisory Charter Proposals"): Voting Threshold for
	Director Removal.	Management	For	For
4e.	The Advisory Charter Proposal E - To approve and
adopt, on a non-binding advisory basis, the following
material differences between the Proposed Charter and
the Current Charter, which are being presented in
accordance with the requirements of the U.S. Securities
and Exchange Commission (the "SEC") as separate sub-
proposals (which we refer to, collectively, as the
	"Advisory Charter Proposals"): Business Combinations.	Management	For	For
5.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve the issuance of more than 20% of
the issued and outstanding shares of GACQ Common
Stock in connection with the issuance of a maximum of
8,170,000 shares of GACQ Common Stock (subject to
adjustment as described in the Proxy Statement)
pursuant to the terms of the GP Global SPA, which will
result in a change of control, as required by Nasdaq
Listing Rule 5635(a) and 5635(b) (such proposal, the
	"Nasdaq Proposal").	Management	For	For
6a.	Election of Director: Sergio Pedreiro	Management	For	For
6b.	Election of Director: Rohan Ajila	Management	For	For
6c.	Election of Director: Gautham Pai	Management	For	For
6d.	Election of Director: Art Drogue	Management	For	For
6e.	Election of Director: Tom Clausen	Management	For	For
6f.	Election of Director: Dennis Tse	Management	For	For
7.	The Incentive Plan Proposal - To consider and vote,
assuming the Luminex Business Combination Proposal is
approved and adopted, upon a proposal to approve the
Ascense Brands Inc. 2022 Omnibus Incentive Plan, a
copy of which is attached to the proxy statement as
Annex D, in connection with the Business Combinations
(the "Equity Incentive Plan," and such proposal, the
	"Incentive Plan Proposal").	Management	For	For
8.	The Current Charter Amendment Proposal - To consider
and vote upon a proposal to modify Article SIXTH (D) in
the Current Charter in order to expand the methods that
GACQ may employ to not become subject to the "penny
stock" rules of the Securities and Exchange Commission
(such proposal, the "Current Charter Amendment
	Proposal").	Management	For	For
9.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Meeting, there are not sufficient votes to approve
each of the Luminex Business Combination Proposal, GP
Global Business Combination Proposal, the Charter
Proposal, the Nasdaq Proposal, the Directors Proposal,
the Incentive Plan Proposal, and the Current Charter
Amendment Proposal (such proposal, the "Adjournment
	Proposal").	Management	For	For
8I ACQUISITION 2 CORP
Security	G2956R103		Meeting Type	Special
Ticker Symbol	LAX		Meeting Date	10-Nov-2022
ISIN	VGG2956R1038		Agenda	935723545 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To adopt and
approve the Share Purchase Agreement, dated as of
April 11, 2022, as amended on May 30, June 10, and
September 7, 2022 (the "SPA"), by and among 8i, EUDA
Health Limited, a British Virgin Islands business company
("EUDA"), Watermark Developments Limited, a British
Virgin Islands business company ("Watermark" or the
"Seller"), and Kwong Yeow Liew, acting as
Representative of the Indemnified Parties (the
"Indemnified Party Representative"), pursuant to ...(due
	to space limits,see proxy material for full proposal).	Management	For	For
2a.	The Charter Proposal - To approve and adopt, subject to
and conditional on (but with immediate effect therefrom)
the approval of the Business Combination Proposal and
the Nasdaq Proposal and the consummation of the
Business Combination, the following amendments and
restatements of 8i Amended and Restated Memorandum
and Articles of Association: To amend the name of the
new Combined Company from "8i Acquisition 2 Corp." to
	"EUDA Health Holdings Limited".	Management	For	For
2b.	The Charter Proposal - To approve and adopt, subject to
and conditional on (but with immediate effect therefrom)
the approval of the Business Combination Proposal and
the Nasdaq Proposal and the consummation of the
Business Combination, the following amendments and
restatements of 8i Amended and Restated Memorandum
and Articles of Association: To adopt the Amended and
Restated Memorandum and Articles of Association in the
form attached to the accompanying Proxy Statement as
	"Annex B".	Management	For	For
3.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Global Market
("Nasdaq"), the issuance of more than 20% of the issued
and outstanding 8i Ordinary Shares and the resulting
change in control in connection with the Business
	Combination.	Management	For	For
4.	DIRECTOR	Management
1	Wei Wen Kelvin Chen		For	For
2	Thien Su Gerald Lim		For	For
3	David Francis Capes		For	For
4	Alfred Lim		For	For
5	Kim Hing Chan		For	For
5.	The Adjournment Proposal - To approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Nasdaq
Proposal, the Directors Proposal or the Charter
	Amendment Proposal.	Management	For	For
VENUS ACQUISITION CORPORATION
Security	G9420F102		Meeting Type	Special
Ticker Symbol	VENA		Meeting Date	10-Nov-2022
ISIN	KYG9420F1028		Agenda	935726109 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal. Amend Venus' Amended and
Restated Memorandum and Articles of Association to
extend the date by Venus must consummate its initial
business combination to December 11, 2022, by
amending the Amended and Restated Memorandum and
Articles of Association to delete the existing Section 48.7
and 48.8 thereof and replacing it with the new Section
48.7 and 48.8 in the form set forth in Annex A of the
	accompanying proxy statement.	Management	For	For
2.	Adjournment Proposal. To direct the chairman of the
Extraordinary General Meeting to adjourn the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
	sufficient votes to approve the Proposals 1.	Management	For	For
AGBA ACQUISITION LIMITED
Security	G0120M109		Meeting Type	Special
Ticker Symbol	AGBA		Meeting Date	10-Nov-2022
ISIN	VGG0120M1095		Agenda	935729220 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to approve and
adopt, assuming each of the Amendment Proposal and
the Nasdaq Proposal is approved and adopted, the
Business Combination Agreement, dated as of November
3, 2021, as amended on November 18, 2021, January 4,
2022, May 4, and October 21, 2022, and as may be
further amended, supplemented or otherwise modified
from time to time (the "Business Combination
Agreement"), by and among AGBA, TAG International
Limited ("B2B"), TAG Asset Partners Limited ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
2.	The Amendment Proposal - to approve and adopt,
assuming the Business Combination Proposal is
approved and adopted, the Fifth Amended and Restated
Memorandum and Articles of Association of AGBA, a
copy of which is attached to this proxy statement as
	Annex B.	Management	For	For
3A.	Special Resolution of Shareholders - to introduce the
concept of special resolutions of shareholders, being
certain matters requiring approval by a majority of 75% or
greater of the votes of the shares cast by such
	shareholders entitled to vote.	Management	For	For
3B.	Ability to Requisition General Meetings - to increase the threshold of shareholders required to convene a general meeting by written request from 10% to 30%.	Management	For	For
3C.	Forum for Disputes - to include a provision calling for the
courts of the British Virgin Islands to act as the forum for all claims or disputes arising out the AGBA's
memorandum and articles of association or otherwise
related to each shareholder's shareholding, except that
such forum provision will not apply to actions or suits
brought to enforce any liability or duty created by the
Securities Act of 1933, Exchange Act of 1934, or any
claim for which the federal ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
3D.	Director Removals - to update the director removal
provisions to allow for removal of directors, with or
without cause, only by ordinary resolution of
shareholders, as opposed to with or without cause by (i)
the approval of 75% of the shareholders, or (ii) resolution
	of directors.	Management	For	For
3E.	Amendment to the Memorandum and Articles - to update
the charter amendment provision, so that the
memorandum and articles may be amended only by a
special resolution of shareholders, as opposed to by
ordinary resolutions of shareholders or resolutions of
	directors.	Management	For	For
3F.	Increase in Authorized Shares - to increase the authorized share capital of the company from 100 million ordinary shares to 200 million ordinary shares.	Management	For	For
4.	The Nasdaq Proposal - to approve, assuming the
Business Combination Proposal is approved and
adopted, for purposes of complying with applicable listing
rules of the Nasdaq Stock Market LLC ("Nasdaq"), (x) the
issuance of more than 20% of the issued and outstanding
shares of AGBA's ordinary shares in connection with (i)
the terms of the Business Combination Agreement, which
will result in a change of control, as required by Nasdaq
Listing Rule 5635(a) and 5635(b), (ii) the issuance ...(due
	to space limits, see proxy material for full proposal).	Management	For	For
5.	The Share Award Scheme Proposal - to approve,
assuming the Business Combination Proposal is
approved and adopted, the adoption of the AGBA Group
Holding Limited Share Award Scheme (the "Share Award
Scheme"), for the purpose of providing a means through
which to attract, motivate, and retain personnel and to
provide a means whereby our employees can acquire
and maintain an equity interest in us, thereby
strengthening their commitment to our welfare and
aligning their interests with those of our ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
6.	The Business Combination Adjournment Proposal - in the
event there are not sufficient votes for the Business
Combination Proposal, or otherwise in connection with,
the adoption of the Business Combination Agreement
and the transactions contemplated thereby, AGBA's
board of directors may adjourn the extraordinary general
meeting to a later date, or dates, if necessary, to permit
	further solicitation of proxies.	Management	For	For
DATA KNIGHTS ACQUISITION CORP.
Security	237699103		Meeting Type	Special
Ticker Symbol	DKDCA		Meeting Date	11-Nov-2022
ISIN	US2376991038		Agenda	935727579 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: IT IS RESOLVED, that
subject to and conditional upon the trust account, which
is governed by the investment management trust
agreement entered into between the Company and
Continental Stock Transfer & Trust Company on May 11,
2021 (the Trust Agreement), having net tangible assets of
at least US$5,000,001 as at the date of this resolution,
the first amendment to the second amended and restated
certificate of incorporation, a copy of which is attached to
	the accompanying proxy statement as Annex A.	Management	For	For
2.	Trust Amendment Proposal: IT IS RESOLVED THAT
subject to and conditional upon the trust account, which
is governed by Trust Agreement, having net tangible
assets of at least US$5,000,001 as at the date of this
resolution, the Trust Agreement be amended in the form
set forth in Annex B to the accompanying proxy
statement to allow the Company to extend the date by
which the Company has to complete a business
combination from November 11, 2022 to August 11, 2023
via nine one-month extensions provided the Company
	deposits into its trust account.	Management	For	For
3.	Adjournment Proposal: IT IS RESOLVED THAT, the
adjournment of the Special Meeting to a later date or
dates to permit further solicitation of proxies to be
determined by the chairman of the Special Meeting be
confirmed, adopted, approved and ratified in all respects,
	which we refer to as the "Adjournment Proposal."	Management	For	For
INTEGRATED RAIL & RESOURCES ACQUI CORP
Security	45827R106		Meeting Type	Special
Ticker Symbol	IRRX		Meeting Date	15-Nov-2022
ISIN	US45827R1068		Agenda	935728494 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The "Extension Amendment Proposal" - Amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from November 15,
	2022 to May 15, 2023.	Management	For	For
2.	The "Trust Amendment Proposal" - Amend the
Company's investment management trust agreement,
dated November 11, 2021, with American Stock Transfer
& Trust Company, LLC, to change the date on which the
trustee must commence liquidation of the trust account
	established in connection with our IPO to May 15, 2023.	Management	For	For
3.	The "Adjournment Proposal" - Adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve one or more proposals
	presented to stockholders for vote.	Management	For	For
MOUNTAIN CREST ACQUISITION CORP III
Security	62402U107		Meeting Type	Special
Ticker Symbol	MCAE		Meeting Date	17-Nov-2022
ISIN	US62402U1079		Agenda	935724408 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
	"EXTENSION") UNTIL FEBRUARY 20, 2023.	Management	For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE THE PROPOSAL 1.	Management	For	For
3.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
MAY 17, 2021 (THE "TRUST AGREEMENT"), TO
PROVIDE THAT THE TIME FOR THE COMPANY TO
COMPLETE ITS INITIAL BUSINESS COMBINATION
UNDER THE TRUST AGREEMENT SHALL BE
EXTENDED FOR A PERIOD OF THREE MONTHS
FROM NOVEMBER 20, 2022 TO FEBRUARY 20, 2023
AND TO BE FURTHER EXTENDED TO THE EXTENT
THE COMPANY'S CERTIFICATE OF INCORPORATION
IS FURTHER AMENDED TO EXTEND THE BUSINESS
	COMBINATION PERIOD.	Management	For	For
PROPTECH INVESTMENT CORPORATION II
Security	743497109		Meeting Type	Special
Ticker Symbol	PTIC		Meeting Date	18-Nov-2022
ISIN	US7434971096		Agenda	935730312 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The PTIC II Charter Amendment Proposal - To consider
and vote upon a proposal to approve and adopt,
assuming the Business Combination Proposal (as
defined below) is adopted, the second amended and
restated certificate of incorporation of PropTech
Investment Corporation II ("PTIC II," "we," "our," "us" or
the "Company"), which, if approved, would take effect
	upon closing.	Management	For	For
2.	The Business Combination Proposal - To consider and
vote upon a proposal to adopt and approve (a) the
Business Combination Agreement, dated as of May 17,
2022 (as amended, the "Business Combination
Agreement"), by and among PTIC II, RW National
Holdings, LLC, a Delaware limited liability company
("Renters Warehouse"), and Lake Street Landlords, LLC,
a Delaware limited liability company, in its capacity as the representative of applicable Renters Warehouse
unitholders, pursuant to which, ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
3.	The Appreciate Charter Proposal - To consider and vote
upon a proposal to approve, assuming the Business
Combination Proposal is approved and adopted, the
proposed new certificate of incorporation (the "Proposed
Appreciate Charter") of Appreciate Holdings, Inc.
("Appreciate"), the post-business combination company,
which, if approved, would take effect at the time of the
	closing (the "Appreciate Charter Proposal").	Management	For	For
4A.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To change
	PTIC II's name to "Appreciate Holdings, Inc."	Management	For	For
4B.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To remove
certain provisions related to PTIC II's status as a special
	purpose acquisition company.	Management	For	For
4C.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To increase
	the amount of authorized shares of capital stock.	Management	For	For
4D.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To provide
	for certain alternative forum selection provisions.	Management	For	For
4E.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To absolve
certain Appreciate stockholders from certain competition
	and corporate opportunities obligations.	Management	For	For
4F.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To opt out of
Section 203 of the General Corporation Law of the State
	of Delaware.	Management	For	For
4G.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To change
how the proposed governing documents may be
	amended, altered, replaced or rescinded.	Management	For	For
4H.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To provide
certain voting rights and initially set the size of the
	Appreciate board at eight directors.	Management	For	For
4I.	The Advisory Governing Documents Proposal - To
consider and separately vote upon approval on a non-
binding advisory basis to give stockholders the
opportunity to present their separate views on certain
amendments to the PTIC II certificate of incorporation
that will be effected in the amended and restated
certificate of incorporation of Appreciate at the
consummation of the business combination. To allow
stockholders to call special meetings and act by written
	consent.	Management	For	For
5.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal and the Appreciate Charter
Proposal are approved and adopted, the issuance of
more than 20% of the issued and outstanding shares of
common stock and the resulting change in control in
connection with the transactions contemplated by the
	Business Combination Agreement.	Management	For	For
6.	The Equity Incentive Plan Proposal - To consider and
vote upon a proposal to approve, assuming the condition
precedent proposals are approved and adopted, the 2022
	Equity Incentive Plan for Appreciate Holdings, Inc.	Management	For	For
7.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the Special
Meeting of Stockholders to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based on tabulated votes at the Special
Meeting of Stockholders, there are insufficient votes to
	approve the Business Combination Proposal.	Management	For	For
AUSTERLITZ ACQUISITION CORP II
Security	G0633U101		Meeting Type	Special
Ticker Symbol	ASZ		Meeting Date	22-Nov-2022
ISIN	KYG0633U1013		Agenda	935730297 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
	for full proposal).	Management	For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
	limits,see proxy material for full proposal).	Management	For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
	space limits,see proxy material for full proposal).	Management	For	For
AUSTERLITZ ACQUISITION CORP II
Security	G0633U119		Meeting Type	Special
Ticker Symbol	ASZU		Meeting Date	22-Nov-2022
ISIN	KYG0633U1195		Agenda	935730297 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
	for full proposal).	Management	For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
	limits,see proxy material for full proposal).	Management	For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
	space limits,see proxy material for full proposal).	Management	For	For
AUSTERLITZ ACQUISITION CORP I
Security	G0633D109		Meeting Type	Special
Ticker Symbol	AUS		Meeting Date	22-Nov-2022
ISIN	KYG0633D1097		Agenda	935730300 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
	for full proposal).	Management	For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
	limits,see proxy material for full proposal).	Management	For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
	space limits,see proxy material for full proposal).	Management	For	For
AUSTERLITZ ACQUISITION CORP I
Security	G0633D117		Meeting Type	Special
Ticker Symbol	AUSU		Meeting Date	22-Nov-2022
ISIN	KYG0633D1170		Agenda	935730300 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To amend and restate the
Company's Memorandum and Articles of Association by
adopting the second amended and restated
memorandum and articles of association in the form set
forth in Annex A of the accompanying proxy statement
(the "Second Amended and Restated Memorandum and
Articles of Association") to change the date by which the
Company must consummate a merger, share exchange,
asset acquisition, share purchase, reorganization or
similar business ...(due to space limits,see proxy material
	for full proposal).	Management	For	For
2.	Trust Amendment Proposal: To amend the Investment
Management Trust Agreement, dated March 2, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B of the
accompanying proxy statement, to change the date on
which Continental must commence liquidation of the trust
account established in connection with ...(due to space
	limits,see proxy material for full proposal).	Management	For	For
3.	Adjournment Proposal: To adjourn the Shareholder
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Shareholder Meeting, there are insufficient votes from (i)
the holders of Class A ordinary shares, par value $0.0001
per share (the "Class A Ordinary Shares"), Class B
ordinary shares, par value $0.0001 per share (the "Class
B Ordinary Shares"), and the Class C ordinary ...(due to
	space limits,see proxy material for full proposal).	Management	For	For
FORTRESS VALUE ACQUISITION CORP. IV
Security	34964K108		Meeting Type	Special
Ticker Symbol	FVIV		Meeting Date	22-Nov-2022
ISIN	US34964K1088		Agenda	935731869 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated March
15, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
FORTRESS VALUE ACQUISITION CORP. III
Security	34964G206		Meeting Type	Special
Ticker Symbol	FVTU		Meeting Date	22-Nov-2022
ISIN	US34964G2066		Agenda	935732481 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 4, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
FORTRESS VALUE ACQUISITION CORP. III
Security	34964G107		Meeting Type	Special
Ticker Symbol	FVT		Meeting Date	22-Nov-2022
ISIN	US34964G1076		Agenda	935732481 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation by
adopting the second amended and restated certificate of
incorporation in the form set forth in Annex A of the proxy
statement to amend the date by which the Company
must cease all operations except for the purpose of
winding up if it fails to complete a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination with one
or more ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	The Trust Amendment Proposal - To amend the
Investment Management Trust Agreement, dated
January 4, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, as trustee ("Continental"), pursuant to an
amendment to the Trust Agreement in the form set forth
in Annex B of the proxy statement to change the date on
which Continental must commence liquidation of the trust
account established in connection with the Company's
initial public ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
3.	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates or sine die, if necessary,
either (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the
Special Meeting, there are insufficient votes from the
holders of Class A common stock, par value $0.0001 per
share, and Class F common stock, par value $0.0001 per
share, to approve the Charter Amendment Proposal
and/or the Trust Amendment Proposal or (y) if the
Company's ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
GOLDENBRIDGE ACQUISITION LIMITED
Security	G3970D104		Meeting Type	Special
Ticker Symbol	GBRG		Meeting Date	23-Nov-2022
ISIN	VGG3970D1042		Agenda	935725741 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION (THE
"EXTENSION") UP TO THREE (3) TIMES FOR AN
ADDITIONAL THREE MONTHS EACH TIME FROM
	DECEMBER 4, 2022 TO SEPTEMBER 4, 2023.	Management	For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE EXTRAORDINARY
GENERAL MEETING TO ADJOURN THE
EXTRAORDINARY GENERAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IF,
BASED UPON THE TABULATED VOTE AT THE TIME
OF THE MEETING, THERE ARE NOT SUFFICIENT
	VOTES TO APPROVE PROPOSAL 1.	Management	For	For
OCEANTECH ACQUISITIONS I CORP.
Security	675507107		Meeting Type	Special
Ticker Symbol	OTEC		Meeting Date	29-Nov-2022
ISIN	US6755071072		Agenda	935730324 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to complete a
business combination from 12/02/2022 to 06/02/2023, or
such earlier date as determined by the Board of
Directors, provided that Sponsor (or its affiliates or
permitted designees) will deposit into Trust Account
$125,000 for each such 1 month extension until
06/02/2023, unless the closing of the Company's initial
business combination shall have occurred, which we
	refer to as "Extension Amendment Proposal."	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
investment management trust agreement, dated as of
May 27, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, (i) allowing
the Company to extend the business combination period
from December 2, 2022 to June 2, 2023 and (ii) updating
	certain defined terms in the Trust Agreement.	Management	For	For
3.	Adjournment Proposal: Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
	Proposal."	Management	For	For
SANDBRIDGE X2 CORP
Security	799792106		Meeting Type	Special
Ticker Symbol	SBII		Meeting Date	29-Nov-2022
ISIN	US7997921066		Agenda	935731009 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: Amend and restate the
Company's Amended and Restated Certificate of
Incorporation to change the date by which the Company
must consummate a business combination from March
12, 2023 to December 15, 2022 or such earlier date as is
determined by the Company's board of directors
	(the"Board") in its sole discretion.	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
9, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, a New York limited
purpose trust company, as trustee ("Continental") to
change the date on which Continental must commence
liquidation of the trust account from (A) the earlier of the
Company's completion of an initial business combination
and March 12, 2023 to (B) December 15, 2022 or such
earlier date as is determined by the Company's Board in
	its sole discretion.	Management	For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
from time to time (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Stockholder Meeting, there are insufficient votes from
the holders of Class A common stock and Class B
common stock to approve the Charter Amendment
Proposal and/or the Trust Amendment Proposal, (y) if the
Board determines before the Stockholder Meeting that it
is not necessary or that it is no longer desirable to
proceed with the Charter Amendment Proposal and/or
	Trust Amendment Proposal.	Management	For	For
SANDBRIDGE X2 CORP
Security	799792205		Meeting Type	Special
Ticker Symbol	SBIIU		Meeting Date	29-Nov-2022
ISIN	US7997922056		Agenda	935731009 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: Amend and restate the
Company's Amended and Restated Certificate of
Incorporation to change the date by which the Company
must consummate a business combination from March
12, 2023 to December 15, 2022 or such earlier date as is
determined by the Company's board of directors
	(the"Board") in its sole discretion.	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
9, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, a New York limited
purpose trust company, as trustee ("Continental") to
change the date on which Continental must commence
liquidation of the trust account from (A) the earlier of the
Company's completion of an initial business combination
and March 12, 2023 to (B) December 15, 2022 or such
earlier date as is determined by the Company's Board in
	its sole discretion.	Management	For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
from time to time (x) to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Stockholder Meeting, there are insufficient votes from
the holders of Class A common stock and Class B
common stock to approve the Charter Amendment
Proposal and/or the Trust Amendment Proposal, (y) if the
Board determines before the Stockholder Meeting that it
is not necessary or that it is no longer desirable to
proceed with the Charter Amendment Proposal and/or
	Trust Amendment Proposal.	Management	For	For
PERIPHAS CAPITAL PARTNERING CORPORATION
Security	713895100		Meeting Type	Special
Ticker Symbol	PCPC		Meeting Date	12-Dec-2022
ISIN	US7138951006		Agenda	935740236 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal - To extend the date by which the
Company must consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar partnering transaction
("partnering transaction"), involving the Company and
one or more businesses from December 14, 2022 (or
March 14, 2023, if the Company has executed a letter of
intent, agreement in principle or definitive agreement for
an initial partnering transaction by December 14, 2022)
....(due to space limits, see proxy material for full
	proposal).	Management	N/A	N/A
2.	Adjournment Proposal - To adjourn the Special Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies if, at the time of the
Special Meeting, there are not sufficient votes for, or
otherwise in connection with, the approval of the
	Extension Proposal.	Management	N/A	N/A
PERIPHAS CAPITAL PARTNERING CORPORATION
Security	713895209		Meeting Type	Special
Ticker Symbol	PCPCU		Meeting Date	12-Dec-2022
ISIN	US7138952095		Agenda	935740236 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal - To extend the date by which the
Company must consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar partnering transaction
("partnering transaction"), involving the Company and
one or more businesses from December 14, 2022 (or
March 14, 2023, if the Company has executed a letter of
intent, agreement in principle or definitive agreement for
an initial partnering transaction by December 14, 2022)
....(due to space limits, see proxy material for full
	proposal).	Management	N/A	N/A
2.	Adjournment Proposal - To adjourn the Special Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies if, at the time of the
Special Meeting, there are not sufficient votes for, or
otherwise in connection with, the approval of the
	Extension Proposal.	Management	N/A	N/A
ATLAS CREST INVESTMENT CORP. II
Security	049287105		Meeting Type	Special
Ticker Symbol	ACII		Meeting Date	01-Dec-2022
ISIN	US0492871050		Agenda	935736263 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal - To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	Early Termination Proposal - To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from
February 8, 2023 (the "Original Termination Date") to
such other date as shall be determined by the board of
directors of the Company and publicly announced by the
Company, provided that such other date shall be no
sooner than the date of the effectiveness of the
amendment to the Certificate of Incorporation pursuant to
the General ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
3.	Early Termination Trust Amendment Proposal - To
amend the Investment Management Trust Agreement,
dated February 3, 2021 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York corporation, as trustee
("Continental") to change the date on which Continental
must commence liquidation of the trust account
established in connection with the Company's initial
public offering from the Original Termination Date to the
Early ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, represented (either in person or by
proxy) to constitute a quorum necessary to conduct
business at the Stockholder Meeting or at the time of the
Stockholder Meeting to approve the ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
COMPUTE HEALTH ACQUISITION CORP.
Security	204833206		Meeting Type	Special
Ticker Symbol	CPUHU		Meeting Date	02-Dec-2022
ISIN	US2048332066		Agenda	935733267 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation (the
"Charter"), pursuant to an amendment to the Charter in
the form set forth in paragraphs one, four and seven of
Annex A of the accompanying proxy statement, to
authorize the Company to extend the date by which it
must (a) consummate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination, with one or more
businesses, which ...(due to space limits,see proxy
	material for full proposal).	Management	For	For
2.	The Redemption Limitation Proposal - To amend the
Charter, pursuant to an amendment to the Charter in the
form set forth in paragraphs two, three, five, six and
seven of Annex A of the accompanying proxy statement,
to eliminate from the Charter the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of the Securities Exchange Act of
1934) of ...(due to space limits,see proxy material for full
	proposal).	Management	For	For
3.	The Adjournment Proposal - To approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal and/or the Redemption Limitation
Proposal (the "Adjournment Proposal"), which will only be
presented at the Special Meeting if, based on the
tabulated votes, there are not sufficient votes at the time
....(due to space limits,see proxy material for full
	proposal).	Management	For	For
KAIROUS ACQUISITION CORP. LIMITED
Security	G52131102		Meeting Type	Annual
Ticker Symbol	KACLU		Meeting Date	02-Dec-2022
ISIN	KYG521311020		Agenda	935738508 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	CHARTER AMENDMENT - TO APPROVE AS A
SPECIAL RESOLUTION THAT THE COMPANY'S
AMENDED AND RESTATED MEMORANDUM AND
ARTICLES OF ASSOCIATION BE DELETED IN THEIR
ENTIRETY AND THE SUBSTITUTION IN THEIR PLACE
OF THE SECOND AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION OF
THE COMPANY IN THE FORM ATTACHED AS ANNEX
[A] TO THE NOTICE OF MEETING WHICH REFLECTS
THE EXTENSION OF THE DATE BY WHICH THE
COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION (THE "EXTENSION") A TOTAL OF
EIGHT (8) TIMES, AS ...(due to space limits,see proxy
	material for full proposal).	Management	For	For
2.	TRUST AMENDMENT - TO APPROVE AS AN
ORDINARY RESOLUTION THAT THE COMPANY'S
INVESTMENT MANAGEMENT TRUST AGREEMENT,
DATED AS OF DECEMBER 13, 2021 (THE "TRUST
AGREEMENT"), BY AND BETWEEN THE COMPANY
AND CONTINENTAL STOCK TRANSFER & TRUST
COMPANY (THE "TRUSTEE"), BE AMENDED TO
EXTEND THE DATE ON WHICH TO COMMENCE
LIQUIDATING THE TRUST ACCOUNT ESTABLISHED
IN CONNECTION WITH THE COMPANY'S INITIAL
PUBLIC OFFERING A TOTAL OF EIGHT (8) TIMES, AS
FOLLOWS: TWO (2) TIMES FOR AN ADDITIONAL
THREE (3) MONTHS EACH ...(due to space limits,see
	proxy material for full proposal).	Management	For	For
3.	DIRECTOR	Management
1	Joseph Lee Moh Hon		For	For
2	Philip Wong Cheung Wang		For	For
3	Steve Hsia Hsien-Chieng		For	For
4	Dato' Seri C. H. Leong		For	For
5	Ng Kim Kiat		For	For
6	Ang Siak Keng		For	For
4.	ADJOURNMENT - TO APPROVE AS AN ORDINARY
RESOLUTION THAT THE CHAIRMAN OF THE
ANNUAL MEETING BE DIRECTED TO ADJOURN THE
ANNUAL MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
THE CHARTER AMENDMENT, TRUST AMENDMENT
	AND ELECTION OF DIRECTORS.	Management	For	For
BLUE SAFARI GROUP ACQUISITION CORP.
Security	G1195R106		Meeting Type	Special
Ticker Symbol	BSGA		Meeting Date	05-Dec-2022
ISIN	VGG1195R1064		Agenda	935740224 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	APPROVAL OF AN AMENDMENT AND
RESTATEMENT TO THE COMPANY'S AMENDED AND
RESTATED MEMORANDUM AND ARTICLES OF
ASSOCIATION - to, among other things, extend the date
by which the company has to consummate a business
combination (the "extension") up to four (4) times for an
additional three month each time from December 14,
	2022 to December 14, 2023.	Management	For	For
2.	APPROVAL OF ADJOURNMENT - to direct the
Chairman of the extraordinary general meeting to adjourn
the extraordinary general meeting to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the meeting, there are not sufficient votes to approve the
	proposal 1.	Management	For	For
INTERPRIVATE II ACQUISITION CORP.
Security	46064Q207		Meeting Type	Special
Ticker Symbol	IPVAU		Meeting Date	07-Dec-2022
ISIN	US46064Q2075		Agenda	935739334 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
May 11, 2022 (as it may be amended and/or restated
from time to time, the "Merger Agreement"), by and
among InterPrivate II, Getaround, Inc. ("Getaround"),
TMPST Merger Sub I Inc. ("Merger Sub I") and TMPST
Merger Sub II LLC ("Merger Sub II"), and the transactions
	contemplated thereby (the "Business Combination").	Management	For	For
2)	The Charter Amendment Proposal - To adopt the
proposed amended and restated certificate of
incorporation of InterPrivate II attached as Annex B to the
proxy statement/prospectus (the "Proposed Certificate of
	Incorporation").	Management	For	For
3a)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To change the
name of InterPrivate II to "Getaround, Inc." from the
	current name of "InterPrivate II Acquisition Corp."	Management	For	For
3b)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate
certain provisions related to InterPrivate II's status as a
special purpose acquisition company that will no longer
be relevant following the closing of the Business
	Combination.	Management	For	For
3c)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
number of authorized shares of capital stock of
InterPrivate II from 401,000,000 to 1,020,000,000 shares,
consisting of 1,000,000,000 shares of common stock and
	20,000,000 shares of preferred stock.	Management	For	For
3d)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
rights and privileges of InterPrivate II Class B common
stock and redesignate InterPrivate II Class A and Class B
	common stock as a single class of common stock.	Management	For	For
3e)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
required voting thresholds to approve amendments to the
bylaws and certain provisions of the Proposed Certificate
	of Incorporation of InterPrivate II.	Management	For	For
3f)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To require a
	supermajority vote for the removal of directors for cause.	Management	For	For
3g)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
	ability of stockholders to act by written consent.	Management	For	For
3h)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To remove the
	provision renouncing the corporate opportunity doctrine	Management	For	For
3i)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To modify the
	exclusive forum provision.	Management	For	For
4)	DIRECTOR	Management
1	Sam Zaid		For	For
2	Bruno Bowden		For	For
3	Ahmed M. Fattouh		For	For
4	Ravi Narula		For	For
5	Jeffrey Russakow		For	For
6	Neil S. Suslak		For	For
5)	The Equity Incentive Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Equity Incentive Plan established to be effective after the closing of the Business Combination.	Management	For	For
6)	The Employee Stock Purchase Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Employee Stock Purchase Plan established to be effective after the closing of the Business Combination.	Management	For	For
7)	The NYSE Proposal - To approve, for purposes of
complying with applicable listing rules of the New York
Stock Exchange, the issuance of shares of Class A
common stock to the Getaround equityholders in the
Business Combination, the allocation of escrow shares
and potential issuance of earnout shares, and the
issuance of Class A common stock to certain investors
upon future conversion of convertible notes issued in a
private placement to be consummated concurrently with
the closing ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
8)	The Adjournment Proposal - To authorize the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote or public stockholders of
InterPrivate II have elected to redeem an amount of
public shares such that the minimum available cash
condition to the obligation to the closing of the Business
	Combination would not be satisfied.	Management	For	For
INTERPRIVATE II ACQUISITION CORP.
Security	46064Q108		Meeting Type	Special
Ticker Symbol	IPVA		Meeting Date	07-Dec-2022
ISIN	US46064Q1085		Agenda	935739334 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Business Combination Proposal - To approve and
adopt the Agreement and Plan of Merger, dated as of
May 11, 2022 (as it may be amended and/or restated
from time to time, the "Merger Agreement"), by and
among InterPrivate II, Getaround, Inc. ("Getaround"),
TMPST Merger Sub I Inc. ("Merger Sub I") and TMPST
Merger Sub II LLC ("Merger Sub II"), and the transactions
	contemplated thereby (the "Business Combination").	Management	For	For
2)	The Charter Amendment Proposal - To adopt the
proposed amended and restated certificate of
incorporation of InterPrivate II attached as Annex B to the
proxy statement/prospectus (the "Proposed Certificate of
	Incorporation").	Management	For	For
3a)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To change the
name of InterPrivate II to "Getaround, Inc." from the
	current name of "InterPrivate II Acquisition Corp."	Management	For	For
3b)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate
certain provisions related to InterPrivate II's status as a
special purpose acquisition company that will no longer
be relevant following the closing of the Business
	Combination.	Management	For	For
3c)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
number of authorized shares of capital stock of
InterPrivate II from 401,000,000 to 1,020,000,000 shares,
consisting of 1,000,000,000 shares of common stock and
	20,000,000 shares of preferred stock.	Management	For	For
3d)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
rights and privileges of InterPrivate II Class B common
stock and redesignate InterPrivate II Class A and Class B
	common stock as a single class of common stock.	Management	For	For
3e)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To increase the
required voting thresholds to approve amendments to the
bylaws and certain provisions of the Proposed Certificate
	of Incorporation of InterPrivate II.	Management	For	For
3f)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To require a
	supermajority vote for the removal of directors for cause.	Management	For	For
3g)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To eliminate the
	ability of stockholders to act by written consent.	Management	For	For
3h)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To remove the
	provision renouncing the corporate opportunity doctrine	Management	For	For
3i)	The Governance Proposal - To approve, on a non-
binding advisory basis, the following nine separate
governance sub-proposals relating to the following
material differences between InterPrivate II's current
amended and restated certificate of incorporation and the
Proposed Certificate of Incorporation: To modify the
	exclusive forum provision.	Management	For	For
4)	DIRECTOR	Management
1	Sam Zaid		For	For
2	Bruno Bowden		For	For
3	Ahmed M. Fattouh		For	For
4	Ravi Narula		For	For
5	Jeffrey Russakow		For	For
6	Neil S. Suslak		For	For
5)	The Equity Incentive Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Equity Incentive Plan established to be effective after the closing of the Business Combination.	Management	For	For
6)	The Employee Stock Purchase Plan Proposal - To approve and adopt the Getaround, Inc. 2022 Employee Stock Purchase Plan established to be effective after the closing of the Business Combination.	Management	For	For
7)	The NYSE Proposal - To approve, for purposes of
complying with applicable listing rules of the New York
Stock Exchange, the issuance of shares of Class A
common stock to the Getaround equityholders in the
Business Combination, the allocation of escrow shares
and potential issuance of earnout shares, and the
issuance of Class A common stock to certain investors
upon future conversion of convertible notes issued in a
private placement to be consummated concurrently with
the closing ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
8)	The Adjournment Proposal - To authorize the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve one or more proposals presented to
stockholders for vote or public stockholders of
InterPrivate II have elected to redeem an amount of
public shares such that the minimum available cash
condition to the obligation to the closing of the Business
	Combination would not be satisfied.	Management	For	For
LARKSPUR HEALTH ACQUISITION CORP.
Security	51724W107		Meeting Type	Special
Ticker Symbol	LSPR		Meeting Date	08-Dec-2022
ISIN	US51724W1071		Agenda	935737900 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the adoption of the
Business Combination Agreement, dated as of July 20,
2022 (the "Business Combination Agreement"), as
amended from time to time, by and among Larkspur,
Larkspur Merger Sub Inc. ("Merger Sub"), the Security
Representative named therein and ZyVersa
Therapeutics, Inc. ("ZyVersa"), pursuant to which Merger
Sub will merge with and into ZyVersa (the "Acquisition
Merger" and, together with all ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
2A.	The Charter Proposal - to change the Company's name
to "ZyVersa Therapeutics, Inc.", change the Company's
purpose to "any lawful act or activity for which a
corporation may be organized under the General
Corporation Law of the State of Delaware", remove the
provisions related to the Company's status as a blank
check company and provide that, subject to the rights of
any series of the Combined Entity's (as the Company will
be referred to as the "Combined Entity" after the
Business Combination) preferred ...(due to space limits,
	see proxy material for full proposal).	Management	For	For
2B.	The Charter Proposal - to provide that any amendment to
the bylaws will require the approval of either the
Combined Entity's board of directors or the holders of at
least 66 2/3 % of the voting power of the Combined
Entity's then outstanding shares of capital stock entitled
to vote generally in an election of directors, voting
	together as a single class.	Management	For	For
2C.	The Charter Proposal - to provide that any amendment to
certain provisions of the Proposed Charter will require the
approval of the holders of at least 66 2/3 % of the voting
power of the Combined Entity's then-outstanding shares
of capital stock entitled to vote generally in an election of
	directors, voting together as a single class.	Management	For	For
2D.	The Charter Proposal - to provide that the holders of 33
1/3 % of the voting power of the stock issued and
outstanding and entitled to vote at a meeting, present in
person, or by remote communications, if applicable, or
represented by proxy, constitute a quorum for the
transaction of business at all meetings of the
	stockholders.	Management	For	For
3A.	The Governance Proposal - to authorize capital stock of
111,000,000 shares, consisting of (a) 110,000,000
shares of common stock and (b) 1,000,000 shares of
preferred stock, issuable as consideration for the
Business Combination and the other transactions
contemplated in this proxy statement/prospectus, and for
any proper corporate purpose, including future
acquisitions, capital raising transactions consisting of
equity or convertible debt, stock dividends or issuances
	under current and any future stock incentive plans.	Management	For	For
3B.	The Governance Proposal - to provide that the Court of
Chancery of the State of Delaware or, if such court does
not have subject matter jurisdiction thereof, another state
or federal court located within the State of Delaware,
shall be the exclusive forum for certain actions and
claims, subject to the jurisdiction of federal district courts over certain claims or suits and Section 22 of the
	Securities Act of 1933.	Management	For	For
3C.	The Governance Proposal - to eliminate certain provisions related to the Company's status as a blank check company.	Management	For	For
4.	The Omnibus Incentive Plan Proposal - to consider and
vote upon a proposal to approve 2022 Omnibus Incentive
Plan (the "Omnibus Incentive Plan"), a copy of which is
attached to this proxy statement/prospectus as Annex E
(we refer to this proposal as the "Omnibus Incentive Plan
	Proposal").	Management	For	For
5.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, assuming the Business
Combination Proposal and the Charter Proposals are
approved and adopted, for the purposes of complying
with the applicable listing rules of the Nasdaq Capital
Market ("Nasdaq"), (a) the issuance of shares of common
stock in connection with the Acquisition Merger, and (b)
the issuance of shares of preferred stock pursuant to the
subscription agreement governing the private placement
("PIPE") ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to approve under Delaware General Corporation
Law (the "DGCL") the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, any of
the Condition Precedent Proposals would not be duly
approved and adopted by our stockholders or we
determine that one or more of the Closing conditions
under the Business ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
FINANCIAL STRATEGIES ACQUISITION CORP.
Security	31772T107		Meeting Type	Special
Ticker Symbol	FXCO		Meeting Date	09-Dec-2022
ISIN	US31772T1079		Agenda	935738558 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend
Financial Strategies' amended and restated certificate of
incorporation to (a) extend the date by which Financial
Strategies has to consummate a business combination
from December 14, 2022 to January 14, 2023; and (b)
allow the Company, without another stockholder vote, to
elect to extend the date to consummate a business
combination on a monthly basis for up to eleven times by
an additional one month each time after January 14,
	2023, by resolution of the board of directors.	Management	For	For
2.	The Trust Amendment Proposal - To amend the
Company's Investment Management Trust Agreement,
dated December 9, 2021, by and between the Company
and Continental Stock Transfer & Trust Company (the
"Trustee") to extend the date (the "Liquidation Date") on
which the Trustee must liquidate the trust account ("Trust
Account") established by the Company in connection with
its initial public offering from December 14, 2022 to
	January 14, 2023.	Management	For	For
3.	The Adjournment Proposal - To adjourn the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of Financial Strategies represented to
constitute a quorum necessary to conduct business at the
	Meeting.	Management	For	For
SENIOR CONNECT ACQUISITION CORP. I
Security	81723H108		Meeting Type	Special
Ticker Symbol	SNRH		Meeting Date	09-Dec-2022
ISIN	US81723H1086		Agenda	935740933 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, which we refer to as our
initial Business Combination, or (ii) cease its operations,
except for the ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Adjournment Proposal: Approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies in the
event that there are insufficient votes for, or otherwise in
	connection with, the approval of the Extension Proposal.	Management	For	For
SENIOR CONNECT ACQUISITION CORP. I
Security	81723H207		Meeting Type	Special
Ticker Symbol	SNRHU		Meeting Date	09-Dec-2022
ISIN	US81723H2076		Agenda	935740933 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal: Amend the Company's
Amended and Restated Certificate of Incorporation
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, which we refer to as our
initial Business Combination, or (ii) cease its operations,
except for the ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Adjournment Proposal: Approve the adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation and vote of proxies in the
event that there are insufficient votes for, or otherwise in
	connection with, the approval of the Extension Proposal.	Management	For	For
TASTEMAKER ACQUISITION CORP.
Security	876545104		Meeting Type	Special
Ticker Symbol	TMKR		Meeting Date	12-Dec-2022
ISIN	US8765451047		Agenda	935741012 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company, without another stockholder vote, to
extend the date by which the Company must (i)
consummate a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination involving the Company and one or
more businesses, which we refer to as a "business
combination", or (ii) cease its operations if it fails to
complete such ...(due to space limits,see proxy material
	for full proposal).	Management	For	For
2.	Adjournment Proposal - Adjourn the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of the Extension Amendment Proposal.	Management	For	For
KKR ACQUISITION HOLDINGS I CORP.
Security	48253T109		Meeting Type	Special
Ticker Symbol	KAHC		Meeting Date	12-Dec-2022
ISIN	US48253T1097		Agenda	935741062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Extension Proposal: A proposal to amend the Company's
amended and restated certificate of incorporation (the
"charter") to extend the date by which the Company has
to consummate a business combination for an additional
nine (9) months, from March 19, 2023 to December 19,
	2023 (such period, the "Extension Period").	Management	For	For
1B.	Elective Early Wind-Up Proposal: A proposal to amend the Company's charter to permit our board of directors (the "Board") to elect to wind up our operations prior to December 19, 2023.	Management	For	For
2.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of March 19, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company has
to consummate a business combination from March 19,
2023 to December 19, 2023, or such earlier date as
	determined by our Board.	Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Extension
Proposal, the Elective Early Wind-Up Proposal and the
	Trust Amendment Proposal.	Management	For	For
KKR ACQUISITION HOLDINGS I CORP.
Security	48253T208		Meeting Type	Special
Ticker Symbol	KAHCU		Meeting Date	12-Dec-2022
ISIN	US48253T2087		Agenda	935741062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Extension Proposal: A proposal to amend the Company's
amended and restated certificate of incorporation (the
"charter") to extend the date by which the Company has
to consummate a business combination for an additional
nine (9) months, from March 19, 2023 to December 19,
	2023 (such period, the "Extension Period").	Management	For	For
1B.	Elective Early Wind-Up Proposal: A proposal to amend the Company's charter to permit our board of directors (the "Board") to elect to wind up our operations prior to December 19, 2023.	Management	For	For
2.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of March 19, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company has
to consummate a business combination from March 19,
2023 to December 19, 2023, or such earlier date as
	determined by our Board.	Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Extension
Proposal, the Elective Early Wind-Up Proposal and the
	Trust Amendment Proposal.	Management	For	For
BIG SKY GROWTH PARTNERS, INC.
Security	08954L102		Meeting Type	Special
Ticker Symbol	BSKY		Meeting Date	12-Dec-2022
ISIN	US08954L1026		Agenda	935745147 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation to amend the date by which
the Company must cease its operations except for the
purpose of winding up if it fails to complete a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses, and redeem all of the
shares of Class A Common Stock, par value $0.0001 per
share, of the Company, included as part of the units sold
in the Company's ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
2.	To amend the Investment Management Trust Agreement,
dated April 28, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee, to
change the date on which Continental must commence
liquidation of the trust account established in connection
with the IPO (the "Trust Account") to the Amended
	Termination Date.	Management	For	For
3.	To approve the adjournment of the Special Meeting from
time to time to solicit additional proxies in favor of the
previous proposals or if otherwise determined by the
chairperson of the Special Meeting to be necessary or
	appropriate.	Management	For	For
LONGVIEW ACQUISITION CORP II
Security	54319Q105		Meeting Type	Special
Ticker Symbol	LGV		Meeting Date	14-Dec-2022
ISIN	US54319Q1058		Agenda	935739308 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate a
business combination from March 23, 2023 to September
23, 2023 or such earlier date determined by the
Company's board of directors (the "Board') and publicly
	announced by the Company.	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
18, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("ContinentaI") to change the date that
Continental must commence liquidation of the trust
account to the earliest of (i) the Company's completion of
an initial business combination, (ii) September 23, 2023,
	and (iii) such earlier date determined by the Board.	Management	For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board
determines before the Stockholder Meeting that it is not
necessary or no longer desirable to proceed with
Proposal 1 and/or Proposal 2, or if otherwise determined
by the chairperson of the Stockholder Meeting to be
	necessary or appropriate.	Management	For	For
LONGVIEW ACQUISITION CORP II
Security	54319Q113		Meeting Type	Special
Ticker Symbol	LGVWS		Meeting Date	14-Dec-2022
ISIN	US54319Q1132		Agenda	935739308 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate a
business combination from March 23, 2023 to September
23, 2023 or such earlier date determined by the
Company's board of directors (the "Board') and publicly
	announced by the Company.	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
18, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("ContinentaI") to change the date that
Continental must commence liquidation of the trust
account to the earliest of (i) the Company's completion of
an initial business combination, (ii) September 23, 2023,
	and (iii) such earlier date determined by the Board.	Management	For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board
determines before the Stockholder Meeting that it is not
necessary or no longer desirable to proceed with
Proposal 1 and/or Proposal 2, or if otherwise determined
by the chairperson of the Stockholder Meeting to be
	necessary or appropriate.	Management	For	For
LONGVIEW ACQUISITION CORP II
Security	54319Q204		Meeting Type	Special
Ticker Symbol	LGVU		Meeting Date	14-Dec-2022
ISIN	US54319Q2049		Agenda	935739308 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date that the Company has to consummate a
business combination from March 23, 2023 to September
23, 2023 or such earlier date determined by the
Company's board of directors (the "Board') and publicly
	announced by the Company.	Management	For	For
2.	Trust Amendment Proposal: Amend the Company's
Investment Trust Management Agreement, dated March
18, 2021 (the "Trust Agreement"), by and between the
Company and Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("ContinentaI") to change the date that
Continental must commence liquidation of the trust
account to the earliest of (i) the Company's completion of
an initial business combination, (ii) September 23, 2023,
	and (iii) such earlier date determined by the Board.	Management	For	For
3.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal l and/or Proposal 2, if the Board
determines before the Stockholder Meeting that it is not
necessary or no longer desirable to proceed with
Proposal 1 and/or Proposal 2, or if otherwise determined
by the chairperson of the Stockholder Meeting to be
	necessary or appropriate.	Management	For	For
ADVANCED MERGER PARTNERS, INC.
Security	00777J109		Meeting Type	Special
Ticker Symbol	AMPI		Meeting Date	14-Dec-2022
ISIN	US00777J1097		Agenda	935739310 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the Accompanying proxy
statement as Annex A to (i) accelerate the date by which
we must consummate our initial business combination
from March 4, 2023 to the time and date immediately
following the filing of such amendment with the Secretary
of State of the State of Delaware, or the Accelerated
Termination Date, (ii) remove the Redemption Limitation
(as ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	Trust Amendment Proposal - To amend our investment
management trust agreement, dated March 1, 2021, with
Continental Stock Transfer & Trust Company, as trustee,
or the Trust Agreement, pursuant to an amendment in the
form attached to the Accompanying proxy statement as
Annex B, to accelerate the date on which the trustee
must commence liquidation of the trust account
established in connection with our initial public offering to the time and date immediately following the Accelerated
	Termination Date.	Management	For	For
3.	Adjournment Proposal - To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
	identified above.	Management	For	For
OSIRIS ACQUISITION CORP.
Security	68829A103		Meeting Type	Special
Ticker Symbol	OSI		Meeting Date	14-Dec-2022
ISIN	US68829A1034		Agenda	935743701 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to amend the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must (i) consummate a merger,
capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
involving the Company and one or more businesses,
which we refer to as a "business combination", (ii) cease
its operations if it fails to complete such business
combination, and (iii) redeem or repurchase 100% of the
Company's Class A common stock included as part of the
	units.	Management	For	For
2.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
	with, the approval of Proposal 1.	Management	For	For
GORES TECHNOLOGY PARTNERS, INC.
Security	382870103		Meeting Type	Special
Ticker Symbol	GTPA		Meeting Date	15-Dec-2022
ISIN	US3828701033		Agenda	935744424 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	To amend the Investment Management Trust Agreement,
dated March 16, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
	Termination Date (the "Trust Amendment Proposal")	Management	For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
	stockholders	Management	For	For
GORES TECHNOLOGY PARTNERS II, INC.
Security	38287L107		Meeting Type	Special
Ticker Symbol	GTPB		Meeting Date	15-Dec-2022
ISIN	US38287L1070		Agenda	935744436 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits,see proxy material for full
	proposal).	Management	For	For
2.	To amend the Investment Management Trust Agreement,
dated March 16, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
	Termination Date (the "Trust Amendment Proposal").	Management	For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
	stockholders.	Management	For	For
GORES HOLDINGS VII, INC.
Security	38286T101		Meeting Type	Special
Ticker Symbol	GSEV		Meeting Date	15-Dec-2022
ISIN	US38286T1016		Agenda	935745111 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (the "Charter") by adopting an
amendment to the Charter in the form set forth in Annex
A of the proxy statement (the "Charter Amendment") to
accelerate the date by which the Company must cease
all operations, except for the purpose of winding up, if it
fails to complete a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination with one or more businesses, from
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	To amend the Investment Management Trust Agreement,
dated February 25, 2021 (the "Trust Agreement"), by and
between the Company and Computershare Trust
Company, N.A., as trustee ("Computershare"), pursuant
to an amendment to the Trust Agreement in the form set
forth in Annex B of the proxy statement, to change the
date on which Computershare must commence
liquidation of the trust account established in connection
with the Company's initial public offering to the Amended
	Termination Date (the "Trust Amendment Proposal")	Management	For	For
3.	To allow the chairman of the Special Meeting to adjourn
the Special Meeting to a later date or dates, if necessary,
for the absence of a quorum, to solicit additional proxies
from Company stockholders to approve the Charter
Amendment Proposal and/or the Trust Amendment
Proposal or to ensure that any supplement or
amendment to the accompanying proxy
statement/prospectus is timely provided to Company
	stockholders	Management	For	For
ACCELERATE ACQUISITION CORP.
Security	00439D102		Meeting Type	Special
Ticker Symbol	AAQC		Meeting Date	15-Dec-2022
ISIN	US00439D1028		Agenda	935745200 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal: Amend the
Company's amended and restated certificate of
incorporation to (i) eliminate the requirement that the
Company retain at least $5,000,001 of net tangible
assets following the redemption of Public Shares in
connection with a Business Combination and certain
amendments of the Certificate of Incorporation and (ii)
allow the Company to remove up to $100,000 of interest
	earned on the amount on deposit in the Trust Account.	Management	For	For
2.	Early Termination Proposal: Amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from March
22, 2023 to such other date as shall be determined by the
Board and publicly announced by the Company, provided
that such other date shall be no sooner than the date of
the effectiveness of the amendment to the Certificate of
Incorporation pursuant to the General Corporation Law of
the State of Delaware and no later than December 30,
	2022.	Management	For	For
3.	Early Termination Trust Amendment Proposal: Amend
the Investment Management Trust Agreement, dated
March 17, 2021 to change the date on which Continental
must commence liquidation of the trust account from the
	Original Termination Date to the Early Termination Date.	Management	For	For
4.	Adjournment Proposal: Adjourn the Stockholder Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock to
constitute a quorum necessary to conduct business at the
Stockholder Meeting or at the time of the Stockholder
Meeting to approve the Redemption Limit Elimination
Proposal, the Early Termination Proposal or the Early
	Termination Trust Amendment Proposal.	Management	For	For
B. RILEY PRINCIPAL 250 MERGER CORP.
Security	05602L203		Meeting Type	Annual
Ticker Symbol	BRIVU		Meeting Date	16-Dec-2022
ISIN	US05602L2034		Agenda	935739803 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class I Director to serve until the annual meeting: Samuel McBride	Management	For	For
1b.	Election of Class I Director to serve until the annual meeting: Timothy Presutti	Management	For	For
2.	To ratify the appointment of Marcum LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Management	For	For
PHOENIX BIOTECH ACQUISITION CORP.
Security	71902K105		Meeting Type	Special
Ticker Symbol	PBAX		Meeting Date	16-Dec-2022
ISIN	US71902K1051		Agenda	935740971 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - to amend the
amended and restated certificate of incorporation
("charter") to (a) extend the date by which Company has
to consummate an initial business combination
("business combination period") for an additional six
months, (b) provide our board the ability to further extend
the date by which Company has to consummate a
business combination up to three additional times for one
month each time, for a maximum of six additional
months, (c) allow for the Company to provide redemption
	rights to public stockholders.	Management	For	For
2.	The Trust Amendment Proposal - to amend the
Company's investment management trust agreement,
dated as of October 5, 2021 (the "Trust Agreement"), by
and between the Company and Continental Stock
Transfer & Trust Company (in such capacity, the
"Trustee"), to (i) extend the business combination period
from January 8, 2023 to April 8, 2023 and up to three
times for an additional one month each time from April 8,
	2023, to May 8, 2023, June 8, 2023 or July 8, 2023.	Management	For	For
3.	The Adjournment Proposal - to adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal
	and Trust Amendment Proposal.	Management	For	For
GLASS HOUSES ACQUISITION CORP.
Security	37714P202		Meeting Type	Special
Ticker Symbol	GLHAU		Meeting Date	16-Dec-2022
ISIN	US37714P2020		Agenda	935741985 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Redemption Limit Elimination Proposal: To amend the
Company's amended and restated certificate of
incorporation (the "Certificate of Incorporation") to
eliminate the requirement that the Company retain at
least $5,000,001 of net tangible assets following the
redemption of the Company's Class A common stock, par
value $0.0001 per share, in connection with a Business
Combination (as defined in the Certificate of
Incorporation) and certain amendments of the Certificate
of ...(due to space limits,see proxy material for full
	proposal).	Management	For	For
2.	Early Termination Proposal: To amend the Certificate of
Incorporation to change the date by which the Company
must consummate a Business Combination from March
25, 2023 (the "Original Termination Date") to such other
date as shall be determined by the board of directors of
the Company and publicly announced by the Company,
provided that such other date shall be no sooner than the
date of the effectiveness of the amendment to the
Certificate of Incorporation pursuant to the General
....(due to space limits,see proxy material for full
	proposal).	Management	For	For
3.	Adjournment Proposal: To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the
Stockholder Meeting or at the time of the Stockholder
Meeting to approve the Redemption Limit Elimination
	Proposal or the Early Termination Proposal.	Management	For	For
GOLDEN FALCON ACQUISITION CORP.
Security	38102H109		Meeting Type	Special
Ticker Symbol	GFX		Meeting Date	16-Dec-2022
ISIN	US38102H1095		Agenda	935742975 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation, in the
form set forth as Annex A to the accompanying proxy
statement (the "Charter Amendment"), to extend the date
by which the Company has to consummate a business
combination (the "Extension") for an additional six
months, from December 22, 2022 to June 22, 2023 or
such earlier date as determined by the Company's board
	of directors (such later date, the "Extended Date").	Management	For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated as of
December 17, 2020, by and between the Company and
Continental Stock Transfer & Trust Company, in the form
set forth as Annex B to the accompanying proxy
statement, to provide for the Extension to the Extended
	Date pursuant to the Charter Amendment.	Management	For	For
3a.	Re-election of Director: Isabelle Amiel Azoulai	Management	For	For
3b.	Re-election of Director: Mikael Breuer-Weil	Management	For	For
4.	Ratification of Selection of Independent Registered Public
Accounting Firm: To ratify the selection by our Audit
Committee of Marcum LLP to serve as the Company's
independent registered public accounting firm for the
	fiscal year ending December 31, 2022.	Management	For	For
5.	The Adjournment Proposal: To direct the chairman of the
Special Meeting to adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are not sufficient
votes to approve one or more of the foregoing proposals
or the board of directors determines before the Special
Meeting that it is not necessary or no longer desirable to
proceed with the Charter Amendment Proposal and the
	Trust Amendment Proposal.	Management	For	For
AF ACQUISITION CORP.
Security	001040104		Meeting Type	Special
Ticker Symbol	AFAQ		Meeting Date	19-Dec-2022
ISIN	US0010401042		Agenda	935746163 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: A proposal to amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
would be required to consummate a Business
	Combination from March 23, 2023 to August 23, 2023.	Management	For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation to permit the Board, in its sole discretion, to elect to wind up our operations on an earlier date than
	August 23, 2023 (including prior to March 23, 2023).	Management	For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of March 18, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company. to extend the date by which the Company
would be required to consummate a business
combination from March 23, 2023 to August 23, 2023, or
such earlier date as determined by the Board, in its sole
	discretion.	Management	For	For
4.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
	ending December 31, 2022.	Management	For	For
5.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1, Proposal 2, Proposal 3 or Proposal 4.	Management	For	For
SIZZLE ACQUISITION CORP.
Security	83014E208		Meeting Type	Special
Ticker Symbol	SZZLU		Meeting Date	19-Dec-2022
ISIN	US83014E2081		Agenda	935746694 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2a.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
	removal): David Perlin	Management	For	For
2b.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
	removal): Carolyn Trabuco	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
COLICITY INC.
Security	194170106		Meeting Type	Special
Ticker Symbol	COLI		Meeting Date	20-Dec-2022
ISIN	US1941701062		Agenda	935744525 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To approve the
adoption of an amendment to the Company's Charter to,
among other things, change the date by which the
Company must cease all operations to the later of (x)
December 20, 2022 or (y) the date of effectiveness of the
amendment to the Company's Amended and Restated
	Certificate of Incorporation.	Management	For	For
2.	The Trust Amendment Proposal - To approve an
amendment to the Trust Agreement for the Company's
public shareholders to effectively change the date on
which the trustee must commence liquidation of the trust
account to the later of (x) December 20, 2022 or (y) the
date of effectiveness of the amendment to the Company's
	Amended and Restated Certificate of Incorporation.	Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting from time to time to
solicit additional proxies in favor of the Charter
Amendment Proposal or the Trust Amendment Proposal
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
	"Adjournment Proposal").	Management	For	For
ALPHA STAR ACQUISITION CORPORATION
Security	G0230C108		Meeting Type	Annual
Ticker Symbol	ALSA		Meeting Date	20-Dec-2022
ISIN	KYG0230C1087		Agenda	935746024 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	DIRECTOR	Management
1	Zhe Zhang		For	For
2	Guojian Chen		For	For
3	Xiaofeng Zhou		For	For
4	Huei-Ching Huang		For	For
5	Patrick Swint		For	For
2)	Ratification of Appointment of Independent Auditor: To ratify the appointment of UHY LLP as the Company's independent registered public accounting firm for the 2022 fiscal year.	Management	For	For
3)	Adjournment Proposal: To direct the chairman of the
Annual General Meeting to adjourn the Annual General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Annual General Meeting,
there are not sufficient votes to approve the Proposals 1
	and 2.	Management	For	For
CORNER GROWTH ACQUISITION CORP.
Security	G2425N105		Meeting Type	Special
Ticker Symbol	COOL		Meeting Date	20-Dec-2022
ISIN	KYG2425N1051		Agenda	935746668 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal - Amend the Company's amended
and restated memorandum and articles of association to
(i) extend the date that the Company has to consummate
a business combination from December 21, 2022 to June
21, 2023 (the "Extended Date"), or such earlier time that
shall be determined by the Directors in their sole
discretion, pursuant to the following resolution:
"RESOLVED, as a special resolution, that: i) Article 49.7
of the Articles of Association of the Company be deleted
in its ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	Trust Amendment Proposal - Amend the Company's
Investment Trust Management Agreement, dated as of
December 16, 2020 (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Trust Company, a New York limited purpose trust
company, as trustee ("Continental") to change the date
that Continental must commence liquidation of the trust
account to the earliest of (i) the Company s completion of
an initial business combination, (ii) June 21, 2023, and
(iii) such ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	Adjournment Proposal - Adjourn the Extraordinary
General Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of Proposal 1 and/or 2
pursuant to the following resolution: RESOLVED, as an
ordinary resolution, that, in the event that, based on the
tabulated votes, there are not sufficient votes at the time
of the Extraordinary General ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
SPINDLETOP HEALTH ACQUISITION CORP
Security	84854Q103		Meeting Type	Special
Ticker Symbol	SHCA		Meeting Date	20-Dec-2022
ISIN	US84854Q1031		Agenda	935746670 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment: To permit the Company to liquidate
and wind up early by amending the Company's Amended
and Restated Certificate of Incorporation in the form set
	forth in Annex A of the accompanying proxy statement.	Management	For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated
November 3, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to change the date on which Continental must
commence liquidation of the Trust Account established in
connection with the Company's initial public offering to
	the Amended Termination Date.	Management	For	For
3.	Adjournment: To adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are insufficient
votes from shares of the Company's holders of the
Common Stock to approve the Charter Amendment
Proposal and Trust Amendment Proposal or if otherwise
determined by the chairperson of the Special Meeting to
	be necessary or appropriate.	Management	For
OPY ACQUISITION CORP I
Security	671005205		Meeting Type	Special
Ticker Symbol	OHAAU		Meeting Date	20-Dec-2022
ISIN	US6710052050		Agenda	935746745 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation (the
"charter") to extend the initial period of time by which we
have to consummate an initial business combination from
April 29, 2023 to October 30, 2023, (the "New
Termination Date") pursuant to an amendment in the
form set forth in Annex A of the accompanying proxy
	statement (the "Charter Amendment Proposal").	Management	For	For
2.1	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Siegel	Management	For	For
2.2	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	David R. Epstein	Management	For	For
2.3	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal: Kim
	D. Blickenstaff	Management	For	For
2.4	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Fassberg	Management	For	For
2.5	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Barbara L. Weber	Management	For	For
3.	The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.	Management	For	For
OPY ACQUISITION CORP I
Security	671005106		Meeting Type	Special
Ticker Symbol	OHAA		Meeting Date	20-Dec-2022
ISIN	US6710051060		Agenda	935746745 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation (the
"charter") to extend the initial period of time by which we
have to consummate an initial business combination from
April 29, 2023 to October 30, 2023, (the "New
Termination Date") pursuant to an amendment in the
form set forth in Annex A of the accompanying proxy
	statement (the "Charter Amendment Proposal").	Management	For	For
2.1	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Siegel	Management	For	For
2.2	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	David R. Epstein	Management	For	For
2.3	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal: Kim
	D. Blickenstaff	Management	For	For
2.4	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Fassberg	Management	For	For
2.5	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Barbara L. Weber	Management	For	For
3.	The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.	Management	For	For
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107		Meeting Type	Special
Ticker Symbol	MCAG		Meeting Date	20-Dec-2022
ISIN	US62404B1070		Agenda	935748915 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
	FROM 2/16/2023 TO 5/16/2023.	Management	For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
11/12/2021 (THE "TRUST AGREEMENT"), WITH
CONTINENTAL STOCK TRANSFER & TRUST
COMPANY TO PROVIDE THAT THE COMPANY'S TIME
TO COMPLETE ITS INITIAL BUSINESS COMBINATION
UNDER THE TRUST AGREEMENT SHALL BE
EXTENDED FROM 2/16/2023 TO 5/16/2023 & TO THE
EXTENT THE COMPANY'S AMENDED & RESTATED
CERTIFICATE OF INCORPORATION IS AMENDED TO
EXTEND THE PERIOD BY DEPOSITING INTO THE
	TRUST ACCOUNT $300,000 FOR THE EXTENSION.	Management	For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
	PROPOSAL 1 AND PROPOSAL 2.	Management	For	For
SPORTSTEK ACQUISITION CORP.
Security	849196100		Meeting Type	Special
Ticker Symbol	SPTK		Meeting Date	20-Dec-2022
ISIN	US8491961004		Agenda	935749917 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 19,
2023 to August 19, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
	ending December 31, 2022.	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
OMNILIT ACQUISITION CORP.
Security	68218C207		Meeting Type	Special
Ticker Symbol	OLITU		Meeting Date	21-Dec-2022
ISIN	US68218C2070		Agenda	935741973 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation by allowing us to extend (the "Extension")
the date by which we have to consummate a business
combination (the "Combination Period") for an additional
nine (9) months, from February 12, 2023 (the date which
is 15 months from the closing date of our initial public
offering of our units (the "IPO") to November 12, 2023,
	(the "Extended Date").	Management	For	For
2.	The Trust Amendment Proposal - to amend the
Investment Management Trust Agreement, dated
November 8, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement (the "Trust
Amendment"), to authorize the Extension and its
	implementation by the Company.	Management	For	For
3.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
foregoing proposals. The Adjournment Proposal will only
be presented at the Special Meeting if there are not
sufficient votes to approve the Extension Amendment
	Proposal or the Trust Amendment Proposal.	Management	For	For
GRAF ACQUISITION CORP. IV
Security	384272209		Meeting Type	Special
Ticker Symbol	GFORU		Meeting Date	21-Dec-2022
ISIN	US3842722098		Agenda	935743737 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to
extend the date by which the Company must
consummate a Business Combination (as defined below)
from May 25, 2023 to September 29, 2023 (the
"Extension", and such later date, the "Extended Date")
	(the "Extension Amendment Proposal").	Management	For	For
2.	Non-Sponsor CFO Compensation Proposal: A proposal
to approve the payment by the Company, directly or
indirectly, of $16,667.00 per month base cash
compensation, to the Company's Chief Financial Officer
("CFO"), who is not a member of the Sponsor (as defined
below), plus any related taxes (including, without
limitation, Medicare and social security), governmental
payments and health care benefits, for services rendered
to the Company as an employee, contractor or otherwise
	from May 6, 2022.	Management	For	For
3.	Health Care Benefits Proposal: A proposal to approve the
payment by the Company, directly or indirectly, of up to
$6,000.00 per month in aggregate for health care benefits
to be provided to three of the Company's executive
officers, the Chief Executive Officer, the Executive Vice
President, General Counsel and Secretary and the
Executive Vice President, Strategy, from the date of
approval of this proposal through the Company's closing
of a Business Combination (the "Health Care Benefits
	Proposal").	Management	For	For
4.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the
Extension Amendment Proposal, the Non-Sponsor CFO
Compensation Proposal or the Health Care Benefits
Proposal, or to provide additional time to effectuate the
	Extension (the "Adjournment Proposal").	Management	For	For
GRAF ACQUISITION CORP. IV
Security	384272100		Meeting Type	Special
Ticker Symbol	GFOR		Meeting Date	21-Dec-2022
ISIN	US3842721009		Agenda	935743737 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to
extend the date by which the Company must
consummate a Business Combination (as defined below)
from May 25, 2023 to September 29, 2023 (the
"Extension", and such later date, the "Extended Date")
	(the "Extension Amendment Proposal").	Management	For	For
2.	Non-Sponsor CFO Compensation Proposal: A proposal
to approve the payment by the Company, directly or
indirectly, of $16,667.00 per month base cash
compensation, to the Company's Chief Financial Officer
("CFO"), who is not a member of the Sponsor (as defined
below), plus any related taxes (including, without
limitation, Medicare and social security), governmental
payments and health care benefits, for services rendered
to the Company as an employee, contractor or otherwise
	from May 6, 2022.	Management	For	For
3.	Health Care Benefits Proposal: A proposal to approve the
payment by the Company, directly or indirectly, of up to
$6,000.00 per month in aggregate for health care benefits
to be provided to three of the Company's executive
officers, the Chief Executive Officer, the Executive Vice
President, General Counsel and Secretary and the
Executive Vice President, Strategy, from the date of
approval of this proposal through the Company's closing
of a Business Combination (the "Health Care Benefits
	Proposal").	Management	For	For
4.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the
Extension Amendment Proposal, the Non-Sponsor CFO
Compensation Proposal or the Health Care Benefits
Proposal, or to provide additional time to effectuate the
	Extension (the "Adjournment Proposal").	Management	For	For
HENNESSY CAPITAL INVESTMENT CORP V
Security	42589T107		Meeting Type	Special
Ticker Symbol	HCIC		Meeting Date	21-Dec-2022
ISIN	US42589T1079		Agenda	935746682 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from January 20,
2023 to July 20, 2023 (or such earlier date as determined
	by the Board).	Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of Withum by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
	ending December 31, 2022.	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
APEIRON CAPITAL INVESTMENT CORP.
Security	03752A200		Meeting Type	Special
Ticker Symbol	APNU		Meeting Date	21-Dec-2022
ISIN	US03752A2006		Agenda	935746721 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 12,
2023 to August 14, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.	Director Election Proposal: To elect the following director
as a Class I director (to serve until the annual meeting of
stockholders of the Company to be held in 2025 or until a
successor is elected and qualified or his earlier
	resignation or removal): Charles Aggouras	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
MOUNT RAINIER ACQUISITION CORP.
Security	623006103		Meeting Type	Special
Ticker Symbol	RNER		Meeting Date	21-Dec-2022
ISIN	US6230061037		Agenda	935747696 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT: APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
	FROM JANUARY 7, 2023 TO MARCH 1, 2023.	Management	For	For
2.	NTA REQUIREMENT AMENDMENT: APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION
TO EXPAND THE METHODS THAT THE COMPANY
MAY EMPLOY TO NOT BECOME SUBJECT TO THE
"PENNY STOCK" RULES OF THE SECURITIES AND
	EXCHANGE COMMISSION.	Management	For	For
3.	ADJOURNMENT: APPROVAL TO DIRECT THE
CHAIRPERSON OF THE SPECIAL MEETING TO
ADJOURN THE SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE THE FOREGOING PROPOSALS.	Management	For	For
INTERPRIVATE III FINANCIAL PARTNERS INC.
Security	46064R106		Meeting Type	Special
Ticker Symbol	IPVF		Meeting Date	21-Dec-2022
ISIN	US46064R1068		Agenda	935748408 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to amend the Company's Amended and
Restated Certificate of Incorporation (the "charter") to
extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from March 9, 2023 (the date which is
24 months from the closing date of the Company's initial
public offering of our units (the "IPO")) to April 9, 2023
(the date that is 25 months from the closing date of the
IPO) (the "Extended Date"), please refer to the proxy
	statement for full proposal language.	Management	For	For
2.	A proposal to amend the Company's charter to permit the
Company's board of directors (the Board, in its sole
discretion, to elect to wind up the Company's operations
on an earlier date than the Extended Date or Additional
Extended Date, as applicable (including prior to the
Current Outside Date), as determined by our Board and
	included in a public announcement.	Management	For	For
3.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
	"Adjournment Proposal").	Management	For	For
7GC & CO HOLDINGS INC.
Security	81786A107		Meeting Type	Special
Ticker Symbol	VII		Meeting Date	21-Dec-2022
ISIN	US81786A1079		Agenda	935748547 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment: Proposal Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from December
28, 2022 to June 28, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.1	Election of Class I Director to serve until the annual meeting of stockholders of the Company to be held in 2025: Patrick Eggen	Management	For	For
2.2	Election of Class I Director to serve until the annual meeting of stockholders of the Company to be held in 2025: Tripp Jones	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
EDIFY ACQUISITION CORP.
Security	28059Q103		Meeting Type	Special
Ticker Symbol	EAC		Meeting Date	21-Dec-2022
ISIN	US28059Q1031		Agenda	935748927 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - To amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company to extend the date by which the
Company must consummate a business combination (as
	defined below) (the "Extension").	Management	For	For
2.	TERMINATION AMENDMENT - To amend the
Investment Management Trust Agreement, dated
January 14, 2021, by and between the Company and
Continental Stock Transfer & Trust Company (the
"Trustee"), to allow the Company to extend the date on
which the Trustee must liquidate the trust account
established by the Company in connection with the IPO
	(the "trust account").	Management	For	For
3.	ADJOURNMENT - To approve the adjournment of the
special meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or the Trust Amendment Proposal
or if the Company determines that additional time is
	necessary to effectuate the Extension.	Management	For	For
ACHARI VENTURES HOLDINGS CORP. I
Security	00444X101		Meeting Type	Special
Ticker Symbol	AVHI		Meeting Date	22-Dec-2022
ISIN	US00444X1019		Agenda	935745589 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment: To amend (the "Charter
Amendment") Achari's amended and restated certificate
of incorporation (the "charter"), which currently provides
that Achari has the option to extend the period by which it
must consummate a business combination for a total of
three months, from January 19, 2023 (the "Original
Termination Date") to April 19, 2023 (the "Original
	Extended Date").	Management	For	For
2.	The Trust Amendment: To amend (the "Trust
Amendment" and together with the Charter Amendment,
the "Extension Amendments") the Investment
Management Trust Agreement entered into in connection
with Achari's initial public offering ("IPO"), dated October
14, 2021, by and between Continental Stock Transfer &
Trust Company (the "Trustee") and Achari (the "Trust
	Agreement").	Management	For	For
3.	Adjournment: To approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal
and the Trust Amendment Proposal. The Adjournment
Proposal will only be presented at the special meeting if
there are not sufficient votes to approve the Charter
Amendment Proposal and the Trust Amendment
	Proposal.	Management	For	For
CF ACQUISITION CORP. IV
Security	12520T102		Meeting Type	Special
Ticker Symbol	CFIV		Meeting Date	22-Dec-2022
ISIN	US12520T1025		Agenda	935747103 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a business combination from December 28,
2022 to June 28, 2023 or such earlier date as determined
	by the board of directors.	Management	For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of Proposal 1.	Management	For	For
ASTREA ACQUISITION CORP.
Security	04637C106		Meeting Type	Special
Ticker Symbol	ASAX		Meeting Date	22-Dec-2022
ISIN	US04637C1062		Agenda	935748511 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To adopt an amendment
to our amended and restated certificate of incorporation
in the form attached to the accompanying proxy
statement as Annex A to (i) change the date by which we
must consummate our initial business combination from
February 8, 2023 (the "Original Termination Date") to the
time and date immediately following the filing of such
amendment with the Secretary of State of the State of
Delaware, or the Accelerated Termination Date, (ii)
remove the ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
2.	Trust Amendment Proposal: To amend our investment
management trust agreement, dated February 3, 2021,
with Continental Stock Transfer & Trust Company, as
trustee pursuant to an amendment in the form attached to
the accompanying proxy statement as Annex B, to
change the date on which the trustee must commence
liquidation of the trust account established in connection
with our initial public offering to the time and date
	immediately following the Accelerated Termination Date.	Management	For	For
3.	Adjournment Proposal: To approve one or more
adjournments of the meeting from time to time, if
necessary or appropriate (as determined by our board of
directors or the chairperson of the meeting), including to
solicit additional proxies to vote in favor of the other items of business identified above, in the event that there are
insufficient votes at the time of the meeting to establish a quorum or approve the first and second items of business
	identified above.	Management	For	For
PROPERTY SOLUTIONS ACQUISITION CORP. II
Security	74350A207		Meeting Type	Special
Ticker Symbol	PSAGU		Meeting Date	22-Dec-2022
ISIN	US74350A2078		Agenda	935749979 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To amend the Company's
Amended and Restated Certificate of Incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement (the "Charter Amendment") to amend the date
by which the Company must cease its operations except
for the purpose of winding up ("Business Combination"),
and redeem all of the shares of Class A Common Stock,
par value $0.0001 per share, of the Company ("Class A
	Common Stock") (the "Charter Amendment Proposal").	Management	For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated March
3, 2021 (the "Trust Agreement"), by & between the
Company & Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("Continental"), pursuant to an amendment to the
Trust Agreement in the form set forth in Annex B of the
accompanying Proxy Statement (the "Trust Amendment"
& together with the Charter Amendment, the
	"Amendments").	Management	For	For
3.	The Adjournment Proposal: To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Amendment Proposals
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
	"Adjournment Proposal").	Management	For	For
PROPERTY SOLUTIONS ACQUISITION CORP. II
Security	74350A108		Meeting Type	Special
Ticker Symbol	PSAG		Meeting Date	22-Dec-2022
ISIN	US74350A1088		Agenda	935749979 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: To amend the Company's
Amended and Restated Certificate of Incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement (the "Charter Amendment") to amend the date
by which the Company must cease its operations except
for the purpose of winding up ("Business Combination"),
and redeem all of the shares of Class A Common Stock,
par value $0.0001 per share, of the Company ("Class A
	Common Stock") (the "Charter Amendment Proposal").	Management	For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated March
3, 2021 (the "Trust Agreement"), by & between the
Company & Continental Stock Transfer & Trust
Company, a New York limited purpose trust company, as
trustee ("Continental"), pursuant to an amendment to the
Trust Agreement in the form set forth in Annex B of the
accompanying Proxy Statement (the "Trust Amendment"
& together with the Charter Amendment, the
	"Amendments").	Management	For	For
3.	The Adjournment Proposal: To approve the adjournment
of the Special Meeting from time to time to solicit
additional proxies in favor of the Amendment Proposals
or if otherwise determined by the chairperson of the
Special Meeting to be necessary or appropriate (the
	"Adjournment Proposal").	Management	For	For
DEEP MEDICINE ACQUISITION CORP.
Security	243733102		Meeting Type	Special
Ticker Symbol	DMAQ		Meeting Date	23-Dec-2022
ISIN	US2437331026		Agenda	935750352 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
second amended and restated certificate of incorporation
to extend the date by which the Company has to
consummate a Business Combination from January 29,
2023 to July 29, 2023 (or such earlier date as determined
	by the Board).	Management	For	For
2.	Founder Share Amendment Proposal: Amend the
Company's second amended and restated certificate of
incorporation to grant holders of Founder Shares the right
to convert Founder Shares into Class A Common Stock
on a one-for-one basis prior to the closing of a Business
	Combination.	Management	For	For
3.1	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
	removal): Tina Spires	Management	For	For
3.2	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
	removal): HongLiang Ren	Management	For	For
3.3	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
	removal): John Chiang	Management	For	For
4.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1, Proposal 2,or Proposal 3.	Management	For	For
NEWBURY STREET ACQUISITION CORP.
Security	65101L104		Meeting Type	Annual
Ticker Symbol	NBST		Meeting Date	27-Dec-2022
ISIN	US65101L1044		Agenda	935750263 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Director Election Proposal: To elect the following
nominee as the Class A director (to serve until the annual
meeting of stockholders of the Company to be held in
2025 or until a successor is elected and qualified or his
	earlier resignation or removal): Jennifer Vescio	Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of Marcum LLP by the audit committee of the Company's
board of directors to serve as the Company's
independent registered public accounting firm for the year
	ending December 31, 2022.	Management	For	For
PIVOTAL INVESTMENT CORPORATION III
Security	72582M106		Meeting Type	Special
Ticker Symbol	PICC		Meeting Date	28-Dec-2022
ISIN	US72582M1062		Agenda	935749309 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 11, 2023.	Management	For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.	Management	For	For
PIVOTAL INVESTMENT CORPORATION III
Security	72582M205		Meeting Type	Special
Ticker Symbol	PICCU		Meeting Date	28-Dec-2022
ISIN	US72582M2052		Agenda	935749309 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date that the Company has to consummate a business combination to August 11, 2023.	Management	For	For
2.	Adjournment Proposal: Approve the adjournment of the special meeting to a later date or dates, if the Company determines that additional time is necessary to effectuate the Extension.	Management	For	For
MDH ACQUISITION CORP.
Security	55283P106		Meeting Type	Special
Ticker Symbol	MDH		Meeting Date	29-Dec-2022
ISIN	US55283P1066		Agenda	935751621 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - to consider and vote
upon a proposal to amend the Company's second
amended and restated certificate of incorporation (the
"Charter") pursuant to an amendment to the Charter in
the form set forth in Annex A to the accompanying Proxy
Statement (the "Charter Amendment") to change the date
by which the Company must cease all operation except
for the purpose of winding up if it fails to complete a
merger, capital stock exchange, asset acquisition, stock
purchase, ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
2.	The Trust Amendment Proposal - to consider and vote
upon a proposal to amend the Investment Management
Trust Agreement, effective as of February 1, 2021 (the
"Trust Agreement"), by and between the Company and
Continental Stock Transfer & Trust Company, as trustee
("Continental"), pursuant to an amendment to the Trust
Agreement in the form set forth in Annex B
accompanying the Proxy Statement (the "Trust
Amendment") to change the date on which Continental
must commence liquidation ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve one or more proposals presented to
	stockholders for vote (the "Adjournment Proposal").	Management	For	For
MOUNT RAINIER ACQUISITION CORP.
Security	623006103		Meeting Type	Special
Ticker Symbol	RNER		Meeting Date	04-Jan-2023
ISIN	US6230061037		Agenda	935750047 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, a copy of which is attached to
the Proxy Statement/Prospectus as Annex A, and the
transactions contemplated therein, including the Business
Combination whereby Rover Merger Sub Inc., a
Delaware corporation, will merge with and into RNER,
with RNER surviving the merger as a wholly owned
subsidiary of HUB Cyber Security (Israel) Ltd., a
company organized under the laws of Israel ("HUB
	Security").	Management	For	For
2.1	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
The name of the new public entity will be "HUB Cyber
Security (Israel) Ltd." as opposed to "Mount Rainier
	Acquisition Corp."	Management	For	For
2.2	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
HUB Security's corporate existence is perpetual as
opposed to RNER's corporate existence terminating if a
business combination is not consummated within a
	specified period of time.	Management	For	For
2.3	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
The HUB Security Articles will not include the various
provisions applicable only to special purpose acquisition
	corporations that the RNER Charter contains.	Management	For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates, if necessary, if the parties are not able to
	consummate the Business Combination.	Management	For	For
ACE GLOBAL BUSINESS ACQUISITION LIMITED
Security	G0083E102		Meeting Type	Annual
Ticker Symbol	ACBA		Meeting Date	05-Jan-2023
ISIN	VGG0083E1025		Agenda	935753310 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	TO APPROVE (THE "CHARTER AMENDMENT") THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION
(THE "CHARTER") AND ADOPT TWO SEPARATE
PROPOSALS WITH RESPECT TO THE EXTENSION
OF THE BUSINESS COMBINATION PERIOD AND
CERTAIN GOVERNANCE PROVISIONS IN THE
CURRENT CHARTER, A COPY OF WHICH IS
ATTACHED TO THE PROXY STATEMENT AS ANNEX
A: TO EXTEND THE DATE BY WHICH THE COMPANY
HAS TO CONSUMMATE A BUSINESS COMBINATION
(THE "EXTENSION") A TOTAL OF FIVE (5) TIMES, AS
FOLLOWS: (I) TWO (2) ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
1b.	TO APPROVE (THE "CHARTER AMENDMENT") THE
COMPANY'S AMENDED AND RESTATED
MEMORANDUM AND ARTICLES OF ASSOCIATION
(THE "CHARTER") AND ADOPT TWO SEPARATE
PROPOSALS WITH RESPECT TO THE EXTENSION
OF THE BUSINESS COMBINATION PERIOD AND
CERTAIN GOVERNANCE PROVISIONS IN THE
CURRENT CHARTER, A COPY OF WHICH IS
ATTACHED TO THE PROXY STATEMENT AS ANNEX
A: TO INTRODUCE PROVISIONS WHERE THE
COMPANY CAN HOLD SHAREHOLDERS AND
DIRECTORS MEETINGS BY VIRTUAL
CONFERENCING OR OTHER ELECTRONIC
	FACILITIES.	Management	For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF APRIL 5, 2021 (THE
"TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY (THE "TRUSTEE"), ALLOWING THE
COMPANY TO EXTEND THE COMBINATION PERIOD
A TOTAL OF FIVE (5) TIMES, AS FOLLOWS: (I) TWO
(2) TIMES FOR AN ADDITIONAL THREE (3) MONTHS
EACH TIME FROM JANUARY 8, 2023 TO JULY 8, 2023,
BY DEPOSITING INTO THE TRUST ACCOUNT $0.15
FOR EACH ISSUED AND OUTSTANDING ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
3.	DIRECTOR	Management
1	Eugene Wong		For	For
2	Nicholas Xue-Wei Tan		For	For
3	Robert Morris		For	For
4	Yan Xu		For	For
5	Leslie Chow		For	For
4.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE ANNUAL MEETING TO ADJOURN
THE ANNUAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE THE PROPOSALS 1, 2, AND 3.	Management	For	For
NEWCOURT ACQUISITION CORP
Security	G6448C103		Meeting Type	Special
Ticker Symbol	NCAC		Meeting Date	06-Jan-2023
ISIN	KYG6448C1033		Agenda	935752940 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination for an initial
three (3) months from January 22, 2023 to April 22, 2023
and up to three (3) times for an additional one (1) month
each time from April 22, 2023 to July 22, 2023 (which is
21 months from the closing of our IPO) by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
	in Annex A to the accompanying proxy statement.	Management	For	For
2)	The Trust Agreement Amendment Proposal - An ordinary
resolution to, with the approval of the affirmative vote of
holders of at least 65% of the issued and outstanding
ordinary shares of the Company, enter into the
Amendment No. 1 to the Investment Management Trust
Agreement by and between the Company and
Continental Stock Transfer & Trust Company, a New
York corporation, in the form set forth in Annex B to the
	accompanying proxy statement.	Management	For	For
3)	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
	the Extension Amendment Proposal.	Management	For	For

AIB ACQUISITION CORPORATION
Security	G0R45S125		Meeting Type	Special
Ticker Symbol	AIBBU		Meeting Date	18-Jan-2023
ISIN	KYG0R45S1252		Agenda	935755821 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's second amended and restated
memorandum of association to extend the date by which
the Company would be required to consummate a
business combination from January 21, 2023 to October
	21, 2023.	Management	For	For
2.	Liquidation Amendment Proposal: A proposal to amend
the Company's second amended and restated
memorandum of association to permit the Board, in its
sole discretion, to elect to wind up our operations on an
earlier date than October 21, 2023 (including prior to
	January 21, 2023).	Management	For	For
3.	Trust Amendment Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of January 18, 2022, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be required to consummate a business
combination from January 21, 2023 to October 21, 2023,
or such earlier date as determined by the Board, in its
	sole discretion.	Management	For	For
4.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1, Proposal 2 or Proposal 3.	Management	For	For
INNOVATIVE INTERNATIONAL ACQ CORP.
Security	G4809M109		Meeting Type	Special
Ticker Symbol	IOAC		Meeting Date	19-Jan-2023
ISIN	KYG4809M1096		Agenda	935755732 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination up to six (6)
times for an additional one (1) month each time from
January 29, 2023 to July 29, 2023 by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
	in Annex A to the accompanying proxy statement.	Management	For	For
2.	The Trust Agreement Amendment Proposal - An ordinary
resolution to, with the approval of the affirmative vote of
holders of at least 65% of the issued and outstanding
ordinary shares of the Company, enter into the
Amendment No. 1 to the Investment Management Trust
Agreement by and between the Company and American
Stock Transfer & Trust Company, LLC, a New York
limited liability company, in the form set forth in Annex B
	to the accompanying proxy statement.	Management	For	For
3.	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
the Extension Amendment Proposal and the Trust
	Agreement Amendment Proposal.	Management	For	For
BIOTECH ACQUISITION COMPANY
Security	G1125A108		Meeting Type	Special
Ticker Symbol	BIOT		Meeting Date	19-Jan-2023
ISIN	KYG1125A1085		Agenda	935756176 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, the amended and restated
Memorandum and Articles of Association to extend the
date by which the Company must consummate a
Business Combination from January 27, 2023 to October
27, 2023 or such earlier date as determined by the board
	of directors.	Management	For	For
2.	Adjournment Proposal - To instruct the chairman of the
extraordinary general meeting to adjourn the
extraordinary general meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the extraordinary general meeting, there are not sufficient
	votes to approve the Extension Amendment Proposal.	Management	For	For
JACK CREEK INVESTMENT CORP.
Security	G4989X115		Meeting Type	Special
Ticker Symbol	JCIC		Meeting Date	24-Jan-2023
ISIN	KYG4989X1152		Agenda	935752899 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To approve, by
ordinary resolution, the Business Combination described
in the accompanying proxy statement/prospectus,
including (a) adopting the Agreement and Plan of Merger
dated effective as of August 3, 2022 (the "Merger
Agreement") by and among JCIC, Wildfire New PubCo,
Inc., a Delaware corporation and direct, wholly owned
subsidiary of JCIC ("New Bridger"), Wildfire Merger Sub I,
Inc., a Delaware corporation and direct, wholly owned
subsidiary of ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
2.	The Merger Proposal - To approve, by special resolution,
that (1) JCIC be authorized to merge with Wildfire Merger
Sub II (the "Second Merger") so that JCIC be the
surviving company (in accordance with the terms and
subject to the conditions of the Merger Agreement and
Plan of Merger relating to the Second Merger) and all the
undertaking, property and liabilities of Wildfire Merger
Sub II shall vest in JCIC by virtue of the Second Merger
pursuant to the provisions of the Companies Act ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
3.	The Share Capital Proposal - To approve, by ordinary
resolution, the alteration of the authorized share capital of
JCIC from US$55,100 divided into 500,000,000 Class A
ordinary shares of a par value of US$0.0001 each,
50,000,000 Class B Ordinary shares of a par value of
US$0.0001 each and 1,000,000 preference shares of a
par value of US$0.0001 each to US$50,000 shares with a
	par value of $1.00 each.	Management	For	For
4.	The Organizational Documents Proposal - To approve
and adopt, by special resolution, that the Cayman
Constitutional Documents currently in effect be amended
and restated by the deletion in their entirety and the
substitution in their place of the proposed amendment
and restatement of JCIC's Amended and Restated
Memorandum and Articles of Association (a copy of
which is attached to the proxy statement/prospectus as
Annex E) and that the name of JCIC be changed from
	Jack Creek Investment Corp. to Bridger Merger Corp.	Management	For	For
5.	The Non-Binding Governance Proposals - To approve, by
ordinary resolution and on a non-binding advisory basis,
certain material differences between JCIC's Amended
and Restated Memorandum and Articles of Association
(as it may be amended from time to time, the "Cayman
Constitutional Documents") and the proposed amended
and restated certificate of incorporation of New Bridger
(the "New Bridger Certificate of Incorporation"),
presented separately in accordance with the United
States Securities and ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
5A.	Change the Authorized Capital Stock - To approve and
adopt provisions in the New Bridger Certificate of
Incorporation to authorize 1,000,000,000 shares of New
Bridger common stock and 10,000,000 shares of New
Bridger preferred stock, par value $0.0001 per share,
compared to the currently authorized capital stock of
JCIC of 500,000,000 JCIC Class A ordinary shares,
50,000,000 JCIC Class B ordinary shares and 1,000,000
	preference shares, par value $0.0001 per share.	Management	For	For
5B.	Change the Stockholder Vote Required to Amend the
Bylaws - To approve and adopt provisions in the
proposed bylaws of New Bridger (the "Proposed Bylaws")
to require the affirmative vote of holders of at least 66
2/3%of the voting power of all then- outstanding New
Bridger capital stock entitled to vote generally in the
election of directors, voting together as a single class, to
	adopt, amend, alter or repeal the Proposed Bylaws.	Management	For	For
5C.	No Right to Call Special Meetings - To approve and
adopt provisions in the Proposed Bylaws to stipulate that,
unless required by law, special meetings of stockholders
may only be called by (i) the board of New Bridger (the
"New Bridger Board"), (ii) the Chairperson of the New
Bridger Board, or (iii) New Bridger's Chief Executive
	Officer.	Management	For	For
5D.	Action by Written Consent of the Stockholders - To
approve and adopt provisions in the New Bridger
Certificate of Incorporation to provide that any action
required or permitted to be taken by the New Bridger
stockholders may be effected at a duly called annual or
special meeting of such stockholders, and may not be
	taken by written consent.	Management	For	For
5E.	Appointment and Removal of Directors - To approve and
adopt provisions in the Proposed Bylaws such that (i)
subject to the rights of the holders of any series of
preferred stock of New Bridger to elect directors under
specified circumstances, election of directors at all
meetings of the stockholders at which directors are to be
elected shall be by a plurality of the votes cast at any
meeting for the election of directors at which a quorum is
present and (ii) subject to the rights of holders ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
5F.	Delaware as Exclusive Forum - To approve and adopt
provisions in the New Bridger Certificate of Incorporation
to provide that, unless a majority of the New Bridger
Board consents in writing to the selection of an
alternative forum, the Court of Chancery of the State of
Delaware (or, if the Court of Chancery does not have
jurisdiction, another state court located within the State of
Delaware or, if no court located within the State of
Delaware has jurisdiction, the federal district court for the
District of ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
5G.	Business Combinations - To approve and adopt
provisions in the New Bridger Certificate of Incorporation
to provide a consent right to holders of New Bridger
Series A preferred stock with respect to mergers,
consolidations, sales of all or substantially all of the
	assets of New Bridger, subject to certain exceptions.	Management	For	For
5H.	Limitation of Ownership by Non-Citizen - To approve and
adopt provisions in the New Bridger Certificate of
Incorporation to provide that in no event will a Non-
Citizen, as defined in the New Bridger Certificate of
Incorporation, be entitled to own (beneficially or of record)
and/or control more than the Voting Limiting Percentage
or the Outstanding Share Limitation Percentage, as
	defined in the New Bridger Certificate of Incorporation.	Management	For	For
6.	The Incentive Plan Proposal - To approve and assume
the Bridger Aerospace Group Holdings, Inc. 2022
Omnibus Incentive Plan and any grants or awards issued
thereunder (the "Omnibus Incentive Plan"). A copy of the
Omnibus Incentive Plan is attached to the proxy
	statement/prospectus as Annex I.	Management	For	For
7.	The ESPP Proposal - To approve, by ordinary resolution,
the Bridger Aerospace Group Holdings, Inc. 2022
Employee Stock Purchase Plan (the "ESPP"). A copy of
the ESPP is attached to the proxy statement/prospectus
	as Annex J.	Management	For	For
8.	The Adjournment Proposal - To adjourn, by ordinary
resolution, the extraordinary general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient shares represented to constitute a quorum necessary to
conduct business at the extraordinary general meeting or
for the approval of one or more proposals at the
extraordinary general meeting or to the extent necessary
to ensure that any required supplement or amendment to
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
JACK CREEK INVESTMENT CORP.
Security	G4989X115		Meeting Type	Special
Ticker Symbol	JCIC		Meeting Date	24-Jan-2023
ISIN	KYG4989X1152		Agenda	935759108 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, the Memorandum and Articles of
Association to extend the date by which JCIC has to
consummate a business combination (the "Charter
Extension ") from January 26, 2023 (the "Termination
Date") to February 27, 2023 (the "Charter Extension
	Date").	Management	For	For
2.	Director Election Proposal - Holders of the Class B
ordinary shares, par value $0.0001 per share ("Class B
Ordinary Shares") of JCIC will vote to appoint, by way of
ordinary resolution of the Class B Ordinary Shares, Class
I director Heather Hartnett to serve on the board of
directors (the "Board") of JCIC for a three-year term
expiring at the third succeeding annual general meeting
after her election, or until her successor has been elected
	and qualified.	Management	For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share ("Class A Ordinary Shares") and Class
	B Ordinary Shares.	Management	For	For
ONYX ACQUISITION CO. I
Security	G6755Q109		Meeting Type	Special
Ticker Symbol	ONYX		Meeting Date	26-Jan-2023
ISIN	KYG6755Q1091		Agenda	935748509 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension of Corporate Life: Amend the Company's
amended and restated memorandum and articles of
association (the "Articles") to extend the date that the
Company has to consummate a business combination
	from February 5, 2023 to August 7, 2023.	Management	For	For
2.	Redemption Limitation Amendment: Amend the
Company's Articles to eliminate the limitation that the
Company shall not redeem Class A ordinary shares
included as part of the units sold in the IPO (including any shares issued in exchange thereof) to the extent that
such redemption would cause the Company's net
	tangible assets to be less than $5,000,001.	Management	For	For
3.	Adjournment: Adjourn the Extraordinary General Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of Proposal 1 or Proposal 2.	Management	For	For
METAL SKY STAR ACQUISITION CORP.
Security	G6053N139		Meeting Type	Special
Ticker Symbol	MSSAU		Meeting Date	26-Jan-2023
ISIN	KYG6053N1390		Agenda	935756809 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - Amend Metal Sky Star's
Amended and Restated Memorandum and Articles of
Association to extend the date by Metal Sky Star must
consummate its initial business combination to February
5, 2024, by amending the Amended and Restated
Memorandum and Articles of Association to delete the
existing Section 36.2 thereof and replacing it with the new
Section 36.2 in the form set forth in Annex A of the
	accompanying proxy statement.	Management	For	For
2.	Adjournment Proposal - To direct the chairman of the
Extraordinary General Meeting to adjourn the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
	sufficient votes to approve the Proposals 1.	Management	For	For
TKB CRITICAL TECHNOLOGIES 1
Security	G88935104		Meeting Type	Special
Ticker Symbol	USCTU		Meeting Date	27-Jan-2023
ISIN	KYG889351048		Agenda	935756467 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of TKB
currently in effect be amended to extend the date that the
Company has to consummate a business combination
from January 29, 2023 to June 29, 2023 (i.e., for a period
of time ending 20 months after the consummation of its
	initial public offering)."	Management	For	For
2.	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated October 26, 2021,
by and between TKB and Continental Stock Transfer &
Trust Company, allowing TKB to extend the Combination
Period from January 29, 2023 to June 29, 2023 (i.e., for a
period of time ending 20 months after the consummation
	of its initial public offering).	Management	For	For
3.	The Adjournment Proposal - "RESOLVED, as an ordinary
resolution, to adjourn the Extraordinary General Meeting
of TKB shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
sufficient votes to approve the Extension Amendment
Proposal, or to provide additional time to effectuate the
	Extension."	Management	For	For
NORTHERN REVIVAL ACQUISITION CORP.
Security	G6546R101		Meeting Type	Special
Ticker Symbol	NRAC		Meeting Date	27-Jan-2023
ISIN	KYG6546R1011		Agenda	935757180 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the company's Amended and Restated
Memorandum and Articles of Association (the "charter")
pursuant to an amendment to the charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the company may either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganisation or similar
business combination (the "initial business combination"),
from February ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
the extension proposal (the "adjournment proposal"),
which will be presented at the general meeting if, based
on the tabulated votes, there are not sufficient votes at
the time of the general meeting to approve ...(due to
	space limits, see proxy material for full proposal).	Management	For	For

NORTHERN REVIVAL ACQUISITION CORP.
Security	G6546R127		Meeting Type	Special
Ticker Symbol	NRACU		Meeting Date	27-Jan-2023
ISIN	KYG6546R1276		Agenda	935757180 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the company's Amended and Restated
Memorandum and Articles of Association (the "charter")
pursuant to an amendment to the charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the company may either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganisation or similar
business combination (the "initial business combination"),
from February ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the general meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
the extension proposal (the "adjournment proposal"),
which will be presented at the general meeting if, based
on the tabulated votes, there are not sufficient votes at
the time of the general meeting to approve ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
TALON 1 ACQUISITION CORP.
Security	G86656108		Meeting Type	Special
Ticker Symbol	TOAC		Meeting Date	27-Jan-2023
ISIN	KYG866561080		Agenda	935758079 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - That the Articles of
Association of Talon 1 currently in effect be amended to
give the Company the right to extend the Combination
Period from February 8, 2023 up to nine times to
November 8, 2023 (i.e., for a period of time ending up to
24 months after the consummation of its initial public
offering) by depositing into the Trust Account, for each
one-month extension, the lesser of (a) $330,000 and (b)
$0.06 for each Class A ordinary share outstanding after
	giving effect to the Redemption.	Management	For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated November 3, 2021,
by and between Talon 1 and Continental Stock Transfer
& Trust Company, allowing Talon 1 to extend the
Combination Period from February 8, 2023 up to nine
times to November 8, 2023 by depositing into the Trust
Account, for each one-month extension, the lesser of (a)
$330,000 and (b) $0.06 for each Class A ordinary share
	outstanding after giving effect to the Redemption.	Management	For	For
3)	The Adjournment Proposal - To adjourn the Extraordinary
General Meeting of Talon 1 shareholders to a later date
or dates, if necessary, to permit further solicitation and
vote of Proxies if, based upon the tabulated vote at the
time of the Extraordinary General Meeting, there are not
sufficient votes to approve the Extension Amendment
Proposal, or to provide additional time to effectuate the
	Extension.	Management	For	For
LIONHEART III CORP
Security	536262108		Meeting Type	Special
Ticker Symbol	LION		Meeting Date	30-Jan-2023
ISIN	US5362621089		Agenda	935760288 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal: To consider and
vote upon a proposal to approve the Business
Combination Agreement, dated as of July 26, 2022 (as it
may be amended, supplemented or otherwise modified
from time to time, the "BCA"), by and among Lionheart III
Corp ("Lionheart"), Security Matters Limited, a publicly
traded company on the Australian Securities Exchange
("ASX") ("SMX"), Empatan Public Limited Company, a
public limited company incorporated in Ireland ("Parent"),
and Aryeh ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
2.	The Adjournment Proposal: To consider and vote upon a
proposal to approve the adjournment of the Lionheart's
special meeting of stockholders in lieu of the 2022 annual
meeting (the "Special Meeting") to a later date or dates, if necessary, (A) to ensure that any supplement or
amendment to the proxy statement/prospectus that the
Board of Directors of Lionheart (the "Lionheart Board")
has determined in good faith is required by applicable law
to be disclosed to Lionheart stockholders and ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
BLUERIVER ACQUISITION CORP.
Security	G1261Q107		Meeting Type	Special
Ticker Symbol	BLUA		Meeting Date	31-Jan-2023
ISIN	KYG1261Q1073		Agenda	935759033 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal - To consider and vote upon a
proposal by the following special resolution to amend (the
"Extension Proposal") the Company's amended and
restated memorandum and articles of association
(together, the "Existing Charter") to extend from February
2, 2023 (the "Original Termination Date") to August 2,
2023 (the "Extended Date"), the date (the "Termination
Date") by which, if the Company has not consummated a
merger, share exchange, asset acquisition, share
purchase, ...(due to space limits, see proxy material for
	full proposal).	Management	N/A	N/A
2.	The Adjournment Proposal - To consider and vote upon a
proposal (the "Adjournment Proposal") by the following
ordinary resolution to approve the adjournment of the
General Meeting by the chair thereof to a later date, if
necessary, under certain circumstances, to solicit
additional proxies for the purpose of approving the
Extension Proposal, to amend the Extension Proposal, or
to allow reasonable additional time for the filing or mailing of any supplemental or amended disclosure that the
....(due to space limits, see proxy material for full
	proposal).	Management	N/A	N/A
SUSTAINABLE DEVELOPMENT ACQ I CORP.
Security	86934L202		Meeting Type	Special
Ticker Symbol	SDACU		Meeting Date	01-Feb-2023
ISIN	US86934L2025		Agenda	935756835 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to complete a
business combination from February 4, 2023 to August
12, 2023, or such earlier date as determined by the
Board of Directors, which we refer to as the "Extension
	Amendment Proposal."	Management	For	For
2.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal, which we refer to as the
	"Adjournment Proposal."	Management	For	For
JAWS MUSTANG ACQUISITION CORPORATION
Security	G50737108		Meeting Type	Special
Ticker Symbol	JWSM		Meeting Date	01-Feb-2023
ISIN	KYG507371089		Agenda	935757940 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) the first sentence of Article 49.7 of JWSM's Amended and Restated Memorandum and
Articles of Association be deleted in its entirety and
replaced with the following new first sentence of Article
49.7: "In the event that the Company does not
consummate a Business Combination by February 4,
2024, or such later time as the Members may approve in
accordance with the Articles, the Company shall:" b)
Article 49.8(a) of JWSM's ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of JWSM's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of JWSM represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
JAWS MUSTANG ACQUISITION CORPORATION
Security	G50737116		Meeting Type	Special
Ticker Symbol	JWSMU		Meeting Date	01-Feb-2023
ISIN	KYG507371162		Agenda	935757940 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) the first sentence of Article 49.7 of JWSM's Amended and Restated Memorandum and
Articles of Association be deleted in its entirety and
replaced with the following new first sentence of Article
49.7: "In the event that the Company does not
consummate a Business Combination by February 4,
2024, or such later time as the Members may approve in
accordance with the Articles, the Company shall:" b)
Article 49.8(a) of JWSM's ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of JWSM's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of JWSM represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
CC NEUBERGER PRINCIPAL HOLDINGS III
Security	G1992N100		Meeting Type	Special
Ticker Symbol	PRPC		Meeting Date	01-Feb-2023
ISIN	KYG1992N1007		Agenda	935759437 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of CCNB's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (i) 5 May 2023 (or 5
February 2024, if applicable under the provisions of this
Article 49.7) and (ii) such later date as may be approved
by the ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article 49.
2(b) of CCNB's Amended and Restated Memorandum
and Articles of Association be deleted in its entirety and
replaced with the following new Article 49.2(b): "provide
Members with the opportunity to have their Shares
repurchased by means of a tender offer for a per-Share
repurchase price payable in cash, equal to the aggregate
amount then on deposit in the Trust Account, calculated
as of two ...(due to space limits,see proxy material for full
	proposal).	Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
US$0.0001 per share (the "Public Shares") and Class B
ordinary shares, par value US$0.0001 per share in the
capital of CCNB represented (either in person or by
proxy) to ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
SIZZLE ACQUISITION CORP.
Security	83014E109		Meeting Type	Special
Ticker Symbol	SZZL		Meeting Date	01-Feb-2023
ISIN	US83014E1091		Agenda	935759449 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1.	Management	For	For
ARES ACQUISITION CORPORATION
Security	G33032114		Meeting Type	Special
Ticker Symbol	AACU		Meeting Date	02-Feb-2023
ISIN	KYG330321145		Agenda	935753841 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, AAC's amended and restated
memorandum and articles of association (the
"Memorandum and Articles of Association") pursuant to
an amendment in the form set forth on Annex A to the
accompanying proxy statement to: (i) extend the date by
which AAC has to consummate a business combination
(the "Charter Extension") from February 4, 2023 to
August 4, 2023 (the "Charter Extension Date"), or such
earlier date as determined by ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
2.	Redemption Limitation Amendment Proposal - To amend,
by way of special resolution, the Memorandum and
Articles of Association pursuant to an amendment in the
form set forth on Annex A to the accompanying proxy
statement to delete: (i) the limitation on share
repurchases prior to the consummation of a business
combination that would cause AAC's net tangible assets
to be less than $5,000,001 following such repurchases;
(ii) the limitation that AAC shall not consummate a
business combination ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share, and Class B ordinary shares, par
value $0.0001 per share, in the capital of AAC
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
ARES ACQUISITION CORPORATION
Security	G33032106		Meeting Type	Special
Ticker Symbol	AAC		Meeting Date	02-Feb-2023
ISIN	KYG330321061		Agenda	935753841 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend, by way of
special resolution, AAC's amended and restated
memorandum and articles of association (the
"Memorandum and Articles of Association") pursuant to
an amendment in the form set forth on Annex A to the
accompanying proxy statement to: (i) extend the date by
which AAC has to consummate a business combination
(the "Charter Extension") from February 4, 2023 to
August 4, 2023 (the "Charter Extension Date"), or such
earlier date as determined by ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
2.	Redemption Limitation Amendment Proposal - To amend,
by way of special resolution, the Memorandum and
Articles of Association pursuant to an amendment in the
form set forth on Annex A to the accompanying proxy
statement to delete: (i) the limitation on share
repurchases prior to the consummation of a business
combination that would cause AAC's net tangible assets
to be less than $5,000,001 following such repurchases;
(ii) the limitation that AAC shall not consummate a
business combination ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
3.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share, and Class B ordinary shares, par
value $0.0001 per share, in the capital of AAC
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
BLOCKCHAIN COINVESTORS ACQ. CORP. I
Security	G11765107		Meeting Type	Special
Ticker Symbol	BCSA		Meeting Date	03-Feb-2023
ISIN	KYG117651078		Agenda	935756152 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - As a special resolution,
to amend ("Extension Amendment") BCSA's Amended
and Restated Memorandum & Articles of Association
("Governing Documents") to extend the date by which
BCSA must consummate a merger, share exchange,
asset acquisition, stock purchase, recapitalization,
reorganization or similar business combination from
5/15/2023 (the date which is 18 months from the closing
date of BCSA's initial public offering of units) to
11/15/2023 in the form set forth in Annex A to the
	accompanying proxy statement.	Management	For	For
2.	Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or if BCSA determines that
additional time is necessary to effectuate the Extension
or (y) if the board of directors determines before the
Extraordinary General Meeting that it is not necessary or
	desirable to proceed.	Management	For	For
MERCATO PARTNERS ACQUISITION CORP.
Security	58759A108		Meeting Type	Special
Ticker Symbol	MPRA		Meeting Date	03-Feb-2023
ISIN	US58759A1088		Agenda	935759843 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to amend the Company's charter to extend
the date by which the Company must consummate a
business combination from February 8, 2023 to July 8,
2023 & to allow Company, without another stockholder
vote, to elect to extend the Termination Date to
consummate a business combination on a monthly basis
up to five times by an additional one month each time
after the Extended Date, by resolution of the Board, if
requested by the Sponsor, and upon five days' advance
notice prior to the applicable Termination Date, until
	December 8, 2023.	Management	For	For
2.	A proposal to amend Trust Agreement, by & between
Company & the Trustee, allowing the Company (i) extend
Combination Period to Extended Date by depositing into
the Trust Account an amount equal to the lesser of (a)
$675,000 or (b) $0.225 for each public share that is not
redeemed in connection with special meeting and, (ii) in
event that Company has not consummated a business
combination by Extended Date, to extend, by resolution
of the Board & without approval of the Company's public
	stockholders.	Management	For	For
3.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or the Trust Amendment Proposal,
or if we determine that additional time is necessary to
	effectuate the Extension.	Management	For	For
SEMPER PARATUS ACQUISITION CORPORATION
Security	G8028L123		Meeting Type	Special
Ticker Symbol	LGSTU		Meeting Date	03-Feb-2023
ISIN	KYG8028L1234		Agenda	935760997 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination from
February 8, 2023 to December 15, 2023 by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
	in Annex A to the accompanying proxy statement.	Management	For	For
2)	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
	the Extension Amendment Proposal.	Management	For	For
MOUNTAIN CREST ACQUISITION CORP III
Security	62402U107		Meeting Type	Special
Ticker Symbol	MCAE		Meeting Date	07-Feb-2023
ISIN	US62402U1079		Agenda	935760276 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	REDOMESTICATION MERGER - TO CONSIDER AND
VOTE ON A PROPOSAL TO ADOPT AND APPROVE
THE AGREEMENT AND   PLAN OF MERGER, DATED
AS OF JANUARY 27, 2022, AS AMENDED ON JUNE 7,
2022 AND OCTOBER 17, 2022 (THE "MERGER
AGREEMENT"), BY AND AMONG MOUNTAIN CREST
ACQUISITION CORP. III, A DELAWARE
CORPORATION ("MCAE"), ETAO INTERNATIONAL
GROUP, A CAYMAN ISLANDS CORPORATION (THE
"COMPANY" OR "ETAO"), ETAO INTERNATIONAL CO.,
LTD., A CAYMAN ISLANDS EXEMPTED COMPANY
("PUBCO"), ETAO MERGER SUB, INC., A CAYMAN
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	ACQUISITION MERGER - TO CONSIDER AND VOTE
ON A PROPOSAL TO ADOPT AND APPROVE THE
SUBSEQUENT MERGER SET FORTH IN THE
MERGER AGREEMENT, PURSUANT TO WHICH THE
COMPANY WILL MERGE WITH AND INTO MERGER
SUB THAT IS A WHOLLY OWNED SUBSIDIARY OF
PUBCO, WITH THE COMPANY AS THE SURVIVING
CORPORATION IN SUCH MERGER, THEREBY
CONSUMMATING PUBCO'S ACQUISITION, THROUGH
ITS MERGER SUB, OF THE COMPANY (THE
"ACQUISITION MERGER"), AND, AFTER GIVING
EFFECT TO THE ACQUISITION MERGER, THE
COMPANY BEING A WHOLLY OWNED ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
3A.	THE GOVERNANCE PROPOSAL - TO CONSIDER AND
VOTE, ON A NON-BINDING ADVISORY BASIS, ON
FOUR SEPARATE GOVERNANCE PROPOSALS
RELATING TO THE FOLLOWING MATERIAL
DIFFERENCES BETWEEN MCAE'S CURRENT
AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION (THE "MCAE CHARTER") AND
PUBCO'S AMENDED AND RESTATED MEMORANDUM
AND ARTICLES OF ASSOCIATION (THE "PUBCO
CHARTER"). THESE FOUR SEPARATE GOVERNANCE
PROPOSALS ARE COLLECTIVELY REFERRED TO AS
THE "GOVERNANCE PROPOSAL": THROUGH THE
REDOMESTICATION MERGER, ...(due to space limits,
	see proxy material for full proposal).	Management	For	For
3B.	THE GOVERNANCE PROPOSAL - TO CONSIDER AND
VOTE, ON A NON-BINDING ADVISORY BASIS, ON
FOUR SEPARATE GOVERNANCE PROPOSALS
RELATING TO THE FOLLOWING MATERIAL
DIFFERENCES BETWEEN MCAE'S CURRENT
AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION (THE "MCAE CHARTER") AND
PUBCO'S AMENDED AND RESTATED MEMORANDUM
AND ARTICLES OF ASSOCIATION (THE "PUBCO
CHARTER"). THESE FOUR SEPARATE GOVERNANCE
PROPOSALS ARE COLLECTIVELY REFERRED TO AS
THE "GOVERNANCE PROPOSAL": FOLLOWING THE
REDOMESTICATION MERGER ...(due to space limits,
	see proxy material for full proposal).	Management	For	For
3C.	THE GOVERNANCE PROPOSAL - TO CONSIDER AND
VOTE, ON A NON-BINDING ADVISORY BASIS, ON
FOUR SEPARATE GOVERNANCE PROPOSALS
RELATING TO THE FOLLOWING MATERIAL
DIFFERENCES BETWEEN MCAE'S CURRENT
AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION (THE "MCAE CHARTER") AND
PUBCO'S AMENDED AND RESTATED MEMORANDUM
AND ARTICLES OF ASSOCIATION (THE "PUBCO
CHARTER"). THESE FOUR SEPARATE GOVERNANCE
PROPOSALS ARE COLLECTIVELY REFERRED TO AS
THE "GOVERNANCE PROPOSAL": DELETING THE
FORUM SELECTION ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
3D.	THE GOVERNANCE PROPOSAL - TO CONSIDER AND
VOTE, ON A NON-BINDING ADVISORY BASIS, ON
FOUR SEPARATE GOVERNANCE PROPOSALS
RELATING TO THE FOLLOWING MATERIAL
DIFFERENCES BETWEEN MCAE'S CURRENT
AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION (THE "MCAE CHARTER") AND
PUBCO'S AMENDED AND RESTATED MEMORANDUM
AND ARTICLES OF ASSOCIATION (THE "PUBCO
CHARTER"). THESE FOUR SEPARATE GOVERNANCE
PROPOSALS ARE COLLECTIVELY REFERRED TO AS
THE "GOVERNANCE PROPOSAL": DELETING THE
ELECTION TO NOT BE ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
4A.	ELECTION OF DIRECTOR OF PUBCO PROPOSAL: WENSHENG LIU	Management	For	For
4B.	ELECTION OF DIRECTOR OF PUBCO PROPOSAL: BIAO DAI	Management	For	For
4C.	ELECTION OF DIRECTOR OF PUBCO PROPOSAL: KENNETH LIANG	Management	For	For
4D.	ELECTION OF DIRECTOR OF PUBCO PROPOSAL: CONNIE HSU	Management	For	For
4E.	ELECTION OF DIRECTOR OF PUBCO PROPOSAL: ANDREW MACINNES	Management	For	For
4F.	ELECTION OF DIRECTOR OF PUBCO PROPOSAL: SUYING LIU	Management	For	For
5.	THE 2022 EMPLOYEE STOCK OPTION PLAN PROPOSAL - TO CONSIDER AND VOTE ON A PROPOSAL TO APPROVE PUBCO'S 2022 EMPLOYEE STOCK OPTION PLAN PROPOSAL (THE "2022 PLAN PROPOSAL").	Management	For	For
6.	THE NTA REQUIREMENT AMENDMENT PROPOSAL -
TO AMEND (THE "NTA REQUIREMENT
AMENDMENT") THE MCAE CHARTER TO EXPAND
THE METHODS THAT MCAE MAY EMPLOY TO NOT
BECOME SUBJECT TO THE "PENNY STOCK" RULES
OF THE SECURITIES AND EXCHANGE COMMISSION
	(THE "NTA AMENDMENT PROPOSAL").	Management	For	For
7.	THE ADJOURNMENT PROPOSAL - TO APPROVE A
PROPOSAL TO ADJOURN THE SPECIAL MEETING
TO A LATER DATE OR DATES, IF NECESSARY, TO
PERMIT FURTHER SOLICITATION AND VOTE OF
PROXIES IF, BASED UPON THE TABULATED VOTE
AT THE TIME OF THE SPECIAL MEETING, THERE
ARE NOT SUFFICIENT VOTES TO APPROVE THE
BUSINESS COMBINATION PROPOSALS, THE
GOVERNANCE PROPOSAL, THE DIRECTOR
PROPOSAL, THE 2022 PLAN PROPOSAL OR THE
NTA AMENDMENT PROPOSAL (THE "ADJOURNMENT
	PROPOSAL").	Management	For	For
ACRI CAPITAL ACQUISITION CORP.
Security	00501A101		Meeting Type	Special
Ticker Symbol	ACAC		Meeting Date	08-Feb-2023
ISIN	US00501A1016		Agenda	935759071 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment: To amend the Company's
amended and restated certificate of incorporation  to
amend the amount of monthly deposit required to be
deposited in the trust account from $0.0333 for each
public share to $0.0625 for each public share for up to
nine (9) times if the Company has not consummated its
initial business combination by March 14, 2023 (the nine
(9) month anniversary of the closing of its initial public
	offering).	Management	For	For
2.	Adjournment of the Special Meeting: To adjourn the
special meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, at the
time of the special meeting, there are not sufficient votes
for, or otherwise in connection with, the approval of the
	foregoing proposal.	Management	For	For
INTELLIGENT MEDICINE ACQUISITION CORP.
Security	45828D205		Meeting Type	Special
Ticker Symbol	IQMDU		Meeting Date	08-Feb-2023
ISIN	US45828D2053		Agenda	935760365 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation by allowing us to extend ("Extension") the
date by which we have to consummate a business
combination for an additional seven months, from Feb. 9,
23 (date which is fifteen (15) months from the closing
Date of our IPO of our units (the "IPO") to Sep 9, 23,
("Extended Date"), or such earlier date as determined by
the Board, or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the
	Company's common stock.	Management	For	For
2.	Trust Amendment Proposal: A proposal to amend the
Investment Management Trust Agreement, dated
November 4, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement, to authorize the
	Extension and its implementation by the Company.	Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
forgoing proposals. This proposal will only be presented
at the Special Meeting if there are not sufficient votes to
	approve the Extension Amendment Proposal.	Management	For	For
INTELLIGENT MEDICINE ACQUISITION CORP.
Security	45828D106		Meeting Type	Special
Ticker Symbol	IQMD		Meeting Date	08-Feb-2023
ISIN	US45828D1063		Agenda	935760365 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation by allowing us to extend ("Extension") the
date by which we have to consummate a business
combination for an additional seven months, from Feb. 9,
23 (date which is fifteen (15) months from the closing
Date of our IPO of our units (the "IPO") to Sep 9, 23,
("Extended Date"), or such earlier date as determined by
the Board, or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the
	Company's common stock.	Management	For	For
2.	Trust Amendment Proposal: A proposal to amend the
Investment Management Trust Agreement, dated
November 4, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement, to authorize the
	Extension and its implementation by the Company.	Management	For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
forgoing proposals. This proposal will only be presented
at the Special Meeting if there are not sufficient votes to
	approve the Extension Amendment Proposal.	Management	For	For
INTEGRATED RAIL & RESOURCES ACQUI CORP
Security	45827R106		Meeting Type	Special
Ticker Symbol	IRRX		Meeting Date	08-Feb-2023
ISIN	US45827R1068		Agenda	935761494 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The "Extension Amendment Proposal" - Amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from February 15,
	2023 to March 15, 2023.	Management	For	For
2.	The "Trust Amendment Proposal" - Amend the
Company's investment management trust agreement,
dated November 11, 2021, with American Stock Transfer
& Trust Company, LLC, to require the trustee to
commence liquidation of the trust account established in
connection with our IPO in the event that a termination
letter has not been received by the trustee by the
Deadline Date and the Company has not completed the
	Business Combination as of the Deadline Date.	Management	For	For
3.	The "Adjournment Proposal" - Adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve one or more proposals
	presented to stockholders for vote.	Management	For	For
MORINGA ACQUISITION CORP
Security	G6S23K108		Meeting Type	Special
Ticker Symbol	MACA		Meeting Date	09-Feb-2023
ISIN	KYG6S23K1085		Agenda	935756823 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from February 19, 2023 to
August 19, 2023, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
	operations on an earlier date.	Management	For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of 2/19/2021, by & between Company & Trust
Company, to extend date by which the Company would
be permitted to consummate a business combination
from 2/19/2023 to 8/19/2023, or such earlier date as may
be determined by the Board, in its sole discretion,
including, without limitation, upon termination for any
reason of Business Combination Agreement with Holisto
Ltd., pursuant to resolution set forth in Proposal No. 2. of
	accompanying proxy statement.	Management	For	For
3.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY] - A proposal to approve, by way of
ordinary resolution of the holders of the Class B ordinary
shares in the capital of the Company, the reappointment
of each of Ilan Levin, Craig Marshak, Ruth Alon, Michael
Basch, and Eric Brachfeld until the second succeeding
annual general meeting of the Company to be held in
2024 or until their successors are appointed and qualified
pursuant to the resolution set forth in Proposal No. 3 of
	the accompanying proxy statement.	Management	For	For
4.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, or Proposal
No. 3, pursuant to the resolution set forth in Proposal No.
	4 of the accompanying proxy statement.	Management	For	For
PRIVETERRA ACQUISITION CORP.
Security	74275N201		Meeting Type	Special
Ticker Symbol	PMGMU		Meeting Date	10-Feb-2023
ISIN	US74275N2018		Agenda	935753889 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from February 11, 2023 (the date which
is 24 months from the closing date of the Company's
initial public offering of our shares of Class A common
stock (the "IPO")) to September 11, 2023 (the date which
is 30 months from the closing date of the IPO) (the
	"Extended Date") (the "Extension Amendment Proposal").	Management	For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
	necessary to effectuate the Extension.	Management	For	For
PRIVETERRA ACQUISITION CORP.
Security	74275N102		Meeting Type	Special
Ticker Symbol	PMGM		Meeting Date	10-Feb-2023
ISIN	US74275N1028		Agenda	935753889 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") the Company's
Amended and Restated Certificate of Incorporation (our
"charter") to extend the date by which the Company must
consummate a business combination (as defined below)
(the "Extension") from February 11, 2023 (the date which
is 24 months from the closing date of the Company's
initial public offering of our shares of Class A common
stock (the "IPO")) to September 11, 2023 (the date which
is 30 months from the closing date of the IPO) (the
	"Extended Date") (the "Extension Amendment Proposal").	Management	For	For
2.	To approve the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
	necessary to effectuate the Extension.	Management	For	For
ROTH CH ACQUISITION V CO.
Security	77867R100		Meeting Type	Annual
Ticker Symbol	ROCL		Meeting Date	13-Feb-2023
ISIN	US77867R1005		Agenda	935763347 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Byron Roth		For	For
2	John Lipman		For	For
3	Pamela Ellison		For	For
4	Adam Rothstein		For	For
5	Sam Chawla		For	For
2.	Ratification of Appointment of Independent Auditors -
Approve the appointment of Grant Thornton LLP as the
Company's independent registered public accounting firm
	for the fiscal year ended December 31, 2022.	Management	For	For

LEGATO MERGER CORP II
Security		52473Y104		Meeting Type	Annual
Ticker Symbol		LGTO		Meeting Date	14-Feb-2023
ISIN		US52473Y1047		Agenda	935764200 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve the Merger Agreement and the transactions contemplated thereby.		Management	For	For
2A.	Charter Proposal - increase the number of authorized
shares of common stock from 50,000,000 shares to
500,000,000 shares and increase the number of
authorized shares of preferred stock from 1,000,000
	shares to 50,000,000 shares.		Management	For	For
2B.	Charter Proposal - change Legato's name from "Legato Merger Corp. II" to "Southland Holdings, Inc."		Management	For	For
2C.	Charter Proposal - remove provisions no longer applicable to the company following the Business Combination.		Management	For	For
3.	DIRECTOR		Management
	1	Michael Burtnett*		For	For
	2	Izilda Martins#		For	For
	3	Gregory Monahan++		For	For
	4	Brian Pratt#		For	For
	5	Mario Ramirez*		For	For
	6	Frankie S. Renda++		For	For
	7	Walter Timothy Winn++		For	For
4.	The Nasdaq Proposal - to consider and vote upon a
proposal, as required by the rules of the Nasdaq Stock
Market, to approve the issuance of shares of Common
Stock in the Business Combination in an amount greater
than 20% of the number of shares of Common Stock
	outstanding before such issuances.		Management	For	For
5.	The Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2022 Long-Term Incentive Equity Plan.		Management	For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the annual meeting to a later date or
dates if it is determined that additional time is necessary
	to complete the Business Combination for any reason.		Management	For	For

NEW VISTA ACQUISITION CORP.
Security	G6529L105		Meeting Type	Special
Ticker Symbol	NVSA		Meeting Date	15-Feb-2023
ISIN	KYG6529L1059		Agenda	935758473 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - As a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must either (i)
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination, which we refer to as our initial
Business ...(due to space limits, see proxy statement for
	full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal - As a
special resolution, to amend the Company's Charter
pursuant to an amendment to the Charter as set forth in
Annex A of the accompanying proxy statement to
eliminate from the Charter the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets of less than $5,000,001 (the
"Redemption Limitation") in order to allow the Company
to redeem public ...(due to space limits, see proxy
	statement for full proposal).	Management	For	For
3.	The Liquidation Amendment Proposal - A proposal to
amend the Charter as set forth in Annex A of the
accompanying proxy statement to permit our Board, in its
sole discretion, to elect to wind up our operations on an
earlier date (the "Liquidation Amendment" and such
proposal, the "Liquidation Amendment Proposal" and,
collectively with the Extension Proposal and the
Redemption Limitation Amendment Proposal, the
	"Charter Amendment Proposals").	Management	For	For
4.	The Trust Amendment Proposal - A proposal to amend
the Company's investment management trust agreement,
dated as of February 16, 2022, by and between the
Continental Stock Transfer & Trust Company
("Continental") and the Company (the "Trust Agreement")
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to extend the date by which the Company
would be required to consummate our initial Business
Combination from February 19, 2023 to ...(due to space
	limits,see proxy material for full proposal).	Management	For	For
5.	The Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of any of the Charter Amendment
Proposals (the "Adjournment Proposal"), which will only
be presented at the Extraordinary General Meeting if,
based on the tabulated votes, there are not sufficient
votes at ...(due to space limits, see proxy statement for
	full proposal).	Management	For	For
LF CAPITAL ACQUISITION CORP. II
Security	50202D102		Meeting Type	Special
Ticker Symbol	LFAC		Meeting Date	17-Feb-2023
ISIN	US50202D1028		Agenda	935763323 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO EXTEND TO
INCREASE THE MONTHLY EXTENSION PAYMENTS
PER ONE-MONTH EXTENSION OF THE DEADLINE TO
COMPLETE THE INITIAL BUSINESS COMBINATION
(AS DEFINED IN THE CHARTER) TO $0.04 PER
SHARE OF THE COMPANY'S CLASS A COMMON
	STOCK, PAR VALUE $0.0001 PER SHARE.	Management	For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE SPECIAL MEETING
TO ADJOURN THE SPECIAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF THE CHARTER AMENDMENT
	PROPOSAL.	Management	For	For
ALSP ORCHID ACQUISITION CORP. I
Security	G0231L107		Meeting Type	Special
Ticker Symbol	ALOR		Meeting Date	17-Feb-2023
ISIN	KYG0231L1077		Agenda	935764630 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Initial Period Extension Amendment Proposal - To amend
the Memorandum and Articles of Association to extend
the initial date by which ALSP Orchid must consummate
a business combination (the "Charter Initial Period
Extension") from February 23, 2023 (the "Initial Period
Termination Date") to August 23, 2023 (the "Charter
Initial Period Extension Date", and the proposal being the
"Initial Period Extension Amendment Proposal"), subject
to any additional extensions as provided in our
	Memorandum and Articles of Association.	Management	For	For
2.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share ("Class A Ordinary Shares") and Class
B ordinary shares, par value $0.0001 per share (the
"Class B Ordinary Shares" and, collectively with the
Class A Ordinary Shares, the "Ordinary ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
FINSERV ACQUISITION CORP. II
Security	31809Y103		Meeting Type	Special
Ticker Symbol	FSRX		Meeting Date	20-Feb-2023
ISIN	US31809Y1038		Agenda	935764197 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 22,
2023 to August 22, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.	Auditor Ratification Proposal: Ratification of the selection of WithumSmith+Brown, PC by the audit committee of the
Company's board of directors to serve as the Company's
independent registered public accounting firm for the year
	ending December 31, 2022.	Management	For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.	Management	For	For
TAILWIND INTERNATIONAL ACQUISITION CORP.
Security	G8662F101		Meeting Type	Special
Ticker Symbol	TWNI		Meeting Date	21-Feb-2023
ISIN	KYG8662F1019		Agenda	935764642 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of Tailwind's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (A) 23 August 2023
and (B) such later date as may be approved by the
Members in accordance with the Articles (in any case,
such date being ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of Tailwind's Amended and Restated
Memorandum and Articles of Association be deleted in its
entirety and replaced with the following new Article
49.2(b): "provide Members with the opportunity to have
their Shares repurchased by means of a tender offer for a
per-Share repurchase price payable in cash, equal to the
aggregate amount then on deposit in the Trust Account,
....(due to space limits,see proxy material for full
	proposal).	Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of Tailwind represented (either in person or by
proxy) ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
TAILWIND INTERNATIONAL ACQUISITION CORP.
Security	G8662F127		Meeting Type	Special
Ticker Symbol	TWNIU		Meeting Date	21-Feb-2023
ISIN	KYG8662F1274		Agenda	935764642 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of Tailwind's
Amended and Restated Memorandum and Articles of
Association be deleted in its entirety and replaced with
the following new Article 49.7: "In the event that the
Company does not consummate a Business Combination
upon the date which is the later of (A) 23 August 2023
and (B) such later date as may be approved by the
Members in accordance with the Articles (in any case,
such date being ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of Tailwind's Amended and Restated
Memorandum and Articles of Association be deleted in its
entirety and replaced with the following new Article
49.2(b): "provide Members with the opportunity to have
their Shares repurchased by means of a tender offer for a
per-Share repurchase price payable in cash, equal to the
aggregate amount then on deposit in the Trust Account,
....(due to space limits,see proxy material for full
	proposal).	Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of Tailwind represented (either in person or by
proxy) ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
GENESIS GROWTH TECH ACQUISITION CORP.
Security	G3R23D102		Meeting Type	Special
Ticker Symbol	GGAA		Meeting Date	22-Feb-2023
ISIN	KYG3R23D1021		Agenda	935766026 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend GGAA's
Amended and Restated Memorandum and Articles of
Association (the "Articles of Association"), by way of
special resolution, pursuant to an amendment in the form
set forth on Annex A to the accompanying proxy
statement to extend the date (the "Termination Date") by
which GGAA has to consummate a business combination
(the "Extension") from March 13, 2023 (which deadline
was previously extended by GGAA from December 13,
	2022) to September 13, 2023.	Management	For	For
2.	Redemption Limitation Amendment Proposal: To amend,
by way of special resolution, the Articles of Association to allow GGAA to delete: (i) the limitation on share
repurchases prior to the consummation of a business
combination; (ii) the limitation that GGAA shall not
consummate a business combination if it would cause
GGAA's net tangible assets to be less than $5,000,001;
(iii) the limitation that GGAA shall not redeem Public
Shares (the "Redemption Limitation Amendment
	Proposal").	Management	For	For
3.	Adjournment Proposal - To adjourn, by way of ordinary
resolution, the Extraordinary General Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Extraordinary General Meeting, there are
not sufficient votes to approve the Extension Amendment
Proposal or the Redemption Limitation Amendment
	Proposal (the "Adjournment Proposal").	Management	For	For
TLGY ACQUISITION CORP
Security	G8656T117		Meeting Type	Special
Ticker Symbol	TLGYU		Meeting Date	23-Feb-2023
ISIN	KYG8656T1177		Agenda	935762927 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal: Approve, by way of
special resolution, an amendment to Company's
Amended and Restated Memorandum and Articles of
Association in the form set forth in Annex A of the
accompanying Proxy Statement to: cancel the three-
month automatic extension period to which the Company
was entitled in case it filed a preliminary proxy statement, registration statement (i) 15-month period from the
consummation of IPO, (ii) any paid extension period, to
	consummate a business combination.	Management	For	For
2.	Adjournment Proposal: Approve, by way of ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal,
pursuant to the resolution set forth in the Adjournment
	Proposal in the accompanying Proxy Statement.	Management	For	For
FLAME ACQUISITION CORP.
Security	33850F108		Meeting Type	Special
Ticker Symbol	FLME		Meeting Date	27-Feb-2023
ISIN	US33850F1084		Agenda	935766343 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend Flame's Amended and Restated Certificate of
Incorporation (our "charter") to extend the date by which
Flame must consummate a business combination (the
"Extension") from March 1, 2023 (the date that is 24
months from the closing date of Flame's initial public
offering of units (the "IPO")) to September 1, 2023 (the
date that is 30 months from the closing date of the IPO)
	(the "Extension Amendment Proposal").	Management	For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
	"Adjournment Proposal").	Management	For	For
TWELVE SEAS INVESTMENT COMPANY II
Security	90118T205		Meeting Type	Special
Ticker Symbol	TWLVU		Meeting Date	28-Feb-2023
ISIN	US90118T2050		Agenda	935766038 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from March 2,
2023 to December 2, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1.	Management	For	For
TWELVE SEAS INVESTMENT COMPANY II
Security	90118T106		Meeting Type	Special
Ticker Symbol	TWLV		Meeting Date	28-Feb-2023
ISIN	US90118T1060		Agenda	935766038 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from March 2,
2023 to December 2, 2023 (or such earlier date as
	determined by the Board).	Management	For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1.	Management	For	For
ARROWROOT ACQUISITION CORP.
Security	04282M102		Meeting Type	Special
Ticker Symbol	ARRW		Meeting Date	28-Feb-2023
ISIN	US04282M1027		Agenda	935766951 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - To amend the Company's
Amended and Restated Certificate of Incorporation
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement,
(a) consummate a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or other
similar business combination. (b) (i) cease all operations
except for the purpose of winding up if the Company fails
to complete such initial business combination (ii) redeem
	all of the shares of Class A common stock.	Management	For	For
2.	The Adjournment Proposal - To approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal (the "Adjournment Proposal"), which
will only be presented at the Special Meeting if, based on
the tabulated votes, there are not sufficient votes at the
time of the Special Meeting to approve the Extension
	Proposal.	Management	For	For
FUSION ACQUISITION CORP. II
Security	36118N201		Meeting Type	Special
Ticker Symbol	FSNBU		Meeting Date	28-Feb-2023
ISIN	US36118N2018		Agenda	935767383 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which is ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
2.	To amend (the "Founder Share Amendment" and,
together with the Extension Amendment, the "Charter
Amendments") our charter to provide holders of Class B
common stock, par value $0.0001 per share, of the
Company ("founder shares" or "Class B Common Stock")
the right to convert any and all their Class B Common
Stock into Class A common stock, par value $0.0001 per
share of the Company ("Class A Common Stock"), on a
one-for-one basis prior to the closing of a business
combination at the election ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
3.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
	Extension (the "Adjournment Proposal").	Management	For	For
FUSION ACQUISITION CORP. II
Security	36118N102		Meeting Type	Special
Ticker Symbol	FSNB		Meeting Date	28-Feb-2023
ISIN	US36118N1028		Agenda	935767383 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend (the "Extension Amendment") Fusion
Acquisition Corp. II's (the "Company," "we,"or "our")
Second Amended and Restated Certificate of
Incorporation (our "charter") to (i) extend the date by
which the Company must consummate a business
combination (the "Extension") from March 2, 2023 (the
date which is 24 months from the closing date of the
Company's initial public offering (the "IPO") of our units
(the "units") (such date, the "Current Outside Date")) to
September 2, 2023 (the date which is ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
2.	To amend (the "Founder Share Amendment" and,
together with the Extension Amendment, the "Charter
Amendments") our charter to provide holders of Class B
common stock, par value $0.0001 per share, of the
Company ("founder shares" or "Class B Common Stock")
the right to convert any and all their Class B Common
Stock into Class A common stock, par value $0.0001 per
share of the Company ("Class A Common Stock"), on a
one-for-one basis prior to the closing of a business
combination at the election ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
3.	To approve the adjournment of the special meeting to a
later date or dates, if necessary or appropriate, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve, or otherwise in
connection with, the other proposals or if we determine
that additional time is necessary to effectuate the
	Extension (the "Adjournment Proposal").	Management	For	For
LIVE OAK MOBILITY ACQUISITION CORP.
Security	538126103		Meeting Type	Special
Ticker Symbol	LOKM		Meeting Date	02-Mar-2023
ISIN	US5381261032		Agenda	935766456 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend and
restate (the "Amendment") the Company's Amended and
Restated Certificate of Incorporation (our "charter") to
extend the date by which the Company must
consummate a business combination (the "Extension")
from 24 months from the closing of the Company's initial
public offering (the "IPO") to November 30, 2023 (the
"Extended Date" and, such proposal, the "Extension
	Amendment Proposal" or "Proposal No. 1").	Management	For	For
2.	The Adjournment Proposal - A proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or if we
determine that additional time is necessary to effectuate
the Extension ("Adjournment Proposal" or "Proposal No.
2"). The Adjournment Proposal will only be presented at
the special meeting if there are not sufficient votes for,
	approval of the Extension Amendment Proposal.	Management	For	For
AFRICAN GOLD ACQUISITION CORPORATION
Security	G0112R108		Meeting Type	Special
Ticker Symbol	AGAC		Meeting Date	02-Mar-2023
ISIN	KYG0112R1083		Agenda	935770443 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: a) Article 49.7 of African Gold's
Amended and Restated Articles of Association be deleted
in its entirety and replaced with the following new Article
49.7: "In the event that the Company does not
consummate a Business Combination upon the date
which is the later of (A) 2 June 2023 (or 2 March 2024, if
applicable under the provisions of this Article 49.7) and
(B) such later date as may be approved by the Members
in accordance ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal -
RESOLVED, as a special resolution that: a) Article
49.2(b) of African Gold's Amended and Restated Articles
of Association be deleted in its entirety and replaced with
the following new Article 49.2(b): "provide Members with
the opportunity to have their Shares repurchased by
means of a tender offer for a per-Share repurchase price
payable in cash, equal to the aggregate amount then on
deposit in the Trust Account, calculated as of two ...(due
	to space limits, see proxy material for full proposal).	Management	For	For
3.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share (the "Public Shares"), and Class B
ordinary shares, par value $0.0001 per share, in the
capital of African Gold represented (either in ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
FAST ACQUISITION CORP. II
Security	311874101		Meeting Type	Special
Ticker Symbol	FZT		Meeting Date	03-Mar-2023
ISIN	US3118741012		Agenda	935766925 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - A proposal to
amend the Company's Amended and Restated Certificate
of Incorporation (the "charter") to extend the date by
which the Company must consummate a business
combination (the "Extension") from March 18, 2023 (the
date that is 24 months from the closing date of the
Company's initial public offering of units (the "IPO")) (the
"Current Outside Date") to June 18, 2023 (the date that is
27 months from the closing date of the IPO) (the
"Extended Date"), ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
2.	The Founder Share Amendment Proposal - A proposal to
amend the charter to provide for the right of a holder of
Class B common stock of the Company to convert into
Class A common stock on a one-to-one basis prior to the
closing of a business combination at the election of the
	holder (the "Founder Share Amendment Proposal").	Management	For	For
3.	The Redemption Limitation Amendment Proposal - A
proposal to amend the charter to delete: (i) the limitation
that the Company shall not consummate a business
combination if it would cause the Company's net tangible
assets to be less than $5,000,001; and (ii) the limitation
that the Company shall not redeem public shares that
would cause the Company's net tangible assets to be
less than $5,000,001 following such redemptions (the
	"Redemption Limitation Amendment Proposal").	Management	For	For
4.	The Adjournment Proposal - A proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal, Founder Share Amendment
Proposal, or Redemption Limitation Amendment Proposal
or if we determine that additional time is necessary to
	effectuate the Extension.	Management	For	For
DHC ACQUISITION CORP.
Security	G2758T109		Meeting Type	Special
Ticker Symbol	DHCA		Meeting Date	03-Mar-2023
ISIN	KYG2758T1094		Agenda	935769375 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend the
Memorandum and Articles of Association (our "Articles")
to extend the initial date by which DHC Acquisition Corp
must consummate a business combination from March 4,
2023 to December 4, 2023, subject to any additional
	extensions as provided in our Articles.	Management	For	For
2.	Adjournment - To adjourn the Shareholder Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies, if, based on the tabulated vote at the time of the Shareholder Meeting, there are
insufficient Class A ordinary shares, par value $0.0001
per share, and Class B ordinary shares, par value
$0.0001 per share, of DHC Acquisition Corp (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Shareholder Meeting or at the
time of the Shareholder Meeting to approve Proposal No.
	1.	Management	For	For
GAMES & ESPORTS EXPERIENCE ACQ CORP.
Security	G3731J101		Meeting Type	Special
Ticker Symbol	GEEXU		Meeting Date	06-Mar-2023
ISIN	KYG3731J1013		Agenda	935768828 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated articles of association to: (A)
extend the date by which the Company has to complete
an initial business combination from March 7, 2023 to
December 7, 2023, by electing to extend the date to
consummate an initial business combination on a
monthly basis for up to nine times by an additional one
month each time after March 7, 2023 to December 7,
2023, unless the closing of the Company's initial business
combination shall ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
2.	Adjournment Proposal - Approve the adjournment of the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
	Extension Amendment Proposal.	Management	For	For
GLOBALINK INVESTMENT, INC.
Security	37892F109		Meeting Type	Special
Ticker Symbol	GLLI		Meeting Date	06-Mar-2023
ISIN	US37892F1093		Agenda	935769363 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
charter to extend the date by which the Company must (i)
consummate a business combination,(ii) cease its
operations if it fails to complete such business
combination, and (iii) redeem or repurchase 100% of the
Company's outstanding public shares of common stock
	included as part of the units sold in the Company's IPO.	Management	For	For
2.	Trust Amendment Proposal - Amend the Company's
investment management trust agreement, dated as
December 6, 2021 (the "Trust Agreement"), between the
Company & Continental Stock Transfer & Trust Company
(the "Trustee"), extending time for the Company to
complete its initial business combination under the Trust
Agreement from 15 months from the consummation of
the IPO, or March 9, 2023 (or up to 21 months from the
consummation of the IPO if the Company elects to
	extend the date to consummate a business combination.	Management	For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal. This is referred to as the "Adjournment
	Proposal."	Management	For	For
LAKESHORE ACQUISITION II CORP
Security	G5352N105		Meeting Type	Special
Ticker Symbol	LBBB		Meeting Date	09-Mar-2023
ISIN	KYG5352N1051		Agenda	935771786 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - to consider and vote upon a
proposal by special resolution to amend the Company's
amended and restated memorandum & articles of
association adopted by special resolution dated
03/8/2022 & effective on 03/8/2022 (together, the
"Existing Charter") to: extend from 03/11/2023 (the
"Original Termination Date") to 06/11/2023 (the
"Extended Date"), if the Company has not consummated
an initial business combination, the Company must: (a)
cease all operations except for the purpose of winding
	up.	Management	For	For
2.	The Adjournment Proposal - to consider and vote upon a
proposal by the following ordinary resolution to approve
the adjournment of the General Meeting by the chairman
thereof to a later date, if necessary, under certain
circumstances, to solicit additional proxies for the
purpose of approving the Extension Proposal, to amend
the Extension Proposal, or to allow reasonable additional
time for the filing or mailing of any supplemental or
amended disclosure that the Company has determined in
good faith after consultation with outside legal counsel is
	required.	Management	For	For
SILVER SPIKE ACQUISITION CORP II
Security	G8201H105		Meeting Type	Special
Ticker Symbol	SPKB		Meeting Date	10-Mar-2023
ISIN	KYG8201H1056		Agenda	935768272 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend SSPK's
Articles to extend the date (the "Termination Date") by
which SSPK has to consummate a Business
Combination from March 15, 2023 to June 15, 2023 and
to allow SSPK, without another shareholder vote, to elect
to extend the Termination Date to consummate a
Business Combination on a monthly basis for up to nine
times by an additional one month after June 15, 2023
until March 15, 2024, unless the closing of a Business
	Combination shall have occurred prior thereto.	Management	For	For
2.	The Redemption Limitation Amendment Proposal - To
amend SSPK's Articles to eliminate from the Articles the
limitation that SSPK shall not redeem Class A Ordinary
Shares included as part of the units sold in the IPO
("Public Shares") to the extent that such redemption
would cause SSPK's net tangible assets to be less than
$5,000,001 which would allow SSPK to redeem Public
Shares irrespective of whether such redemption would
	exceed the Redemption Limitation.	Management	For	For
3.	The Founder Conversion Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement
(the "Founder Conversion Amendment" and such
proposal, the "Founder Conversion Amendment
Proposal") to provide that the Class B Ordinary Shares
may be converted either at the time of the consummation
of the Company's initial Business Combination or at any
earlier date at the option of the holders of the Class B
	Ordinary Shares.	Management	For	For
4.	The Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date, if necessary, (i) to permit further solicitation and vote of proxies if there are insufficient
Class A Ordinary Shares and Class B Ordinary Shares to
approve the proposals, (ii) if the holders of Public Shares
have elected to redeem an amount of shares such that
SSPK would not adhere to continued listing requirements
of Nasdaq, or (iii) if the Board determines before the
Shareholder Meeting that it is not necessary or no longer
	desirable to proceed with the other proposals.	Management	For	For
NORTHVIEW ACQUISITION CORPORATION
Security	66718N129		Meeting Type	Special
Ticker Symbol	NVACR		Meeting Date	10-Mar-2023
ISIN	US66718N1292		Agenda	935768830 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to approve an amendment to the Company's
amended and restated certificate of incorporation to
extend the date by which the Company must
consummate a business combination or, if it fails to do
so, cease its operations and redeem or repurchase 100%
of the shares of the Company's common stock issued in
the Company's initial public offering, from March 22,
2023, monthly for up to nine additional months at the
election of the Company, ultimately until as late as
	December 22, 2023.	Management	For	For
2.	A proposal to approve an amendment to the Investment
Management Trust Agreement, dated December 20,
2021, by and between the Company and Continental
Stock Transfer & Company, to authorize the Extension
subject to Proposal 1 above and its implementation by
	the Company.	Management	For	For
3.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the forgoing proposals. This
proposal will only be presented at the Special Meeting if
there are not sufficient votes to approve each of the
	forgoing proposals.	Management	For	For
NORTHVIEW ACQUISITION CORPORATION
Security	66718N103		Meeting Type	Special
Ticker Symbol	NVAC		Meeting Date	10-Mar-2023
ISIN	US66718N1037		Agenda	935768830 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to approve an amendment to the Company's
amended and restated certificate of incorporation to
extend the date by which the Company must
consummate a business combination or, if it fails to do
so, cease its operations and redeem or repurchase 100%
of the shares of the Company's common stock issued in
the Company's initial public offering, from March 22,
2023, monthly for up to nine additional months at the
election of the Company, ultimately until as late as
	December 22, 2023.	Management	For	For
2.	A proposal to approve an amendment to the Investment
Management Trust Agreement, dated December 20,
2021, by and between the Company and Continental
Stock Transfer & Company, to authorize the Extension
subject to Proposal 1 above and its implementation by
	the Company.	Management	For	For
3.	A proposal to approve the adjournment of the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the forgoing proposals. This
proposal will only be presented at the Special Meeting if
there are not sufficient votes to approve each of the
	forgoing proposals.	Management	For	For
CHURCHILL CAPITAL CORP V
Security	17144T206		Meeting Type	Special
Ticker Symbol	CCVU		Meeting Date	14-Mar-2023
ISIN	US17144T2069		Agenda	935770304 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp V ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
	Proposal").	Management	N/A	N/A
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
	necessary to effectuate the Extension.	Management	N/A	N/A
CHURCHILL CAPITAL CORP V
Security	17144T107		Meeting Type	Special
Ticker Symbol	CCV		Meeting Date	14-Mar-2023
ISIN	US17144T1079		Agenda	935770304 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp V ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
	Proposal").	Management	N/A	N/A
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
	necessary to effectuate the Extension.	Management	N/A	N/A
TECH AND ENERGY TRANSITION CORPORATION
Security	87823R102		Meeting Type	Special
Ticker Symbol	TETC		Meeting Date	16-Mar-2023
ISIN	US87823R1023		Agenda	935768816 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Approval of an amendment to the Company's Amended
and Restated Certificate of Incorporation ("Certificate of
Incorporation") to extend the date by which the Company
has to consummate a business combination from March
	19, 2023 to September 19, 2023.	Management	For	For
2.	Approval of an amendment to the Certificate of
Incorporation to eliminate the limitation that the Company
may not redeem public shares to the extent that such
redemption would result in the Company having net
tangible assets (as determined in accordance with Rule
3a51- 1(g) (1) of the Securities Exchange Act of 1934) of
	less than $5,000,001.	Management	For	For
3.	Approval of an amendment to the Certificate of
Incorporation to set April 5, 2023, as the date by which,
upon the approval of Proposal 1, the Corporation must
redeem shares of Class A Common Stock held by public
stockholders who elect to redeem such shares prior to
	5:00 p.m., Eastern time, on April 3, 2023.	Management	For	For
4.	Approval to adjourn the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal
	1 and Proposal 3.	Management	For	For
NEWBURY STREET ACQUISITION CORP.
Security	65101L104		Meeting Type	Special
Ticker Symbol	NBST		Meeting Date	21-Mar-2023
ISIN	US65101L1044		Agenda	935780141 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION PROPOSAL: To amend the Company's
Second Amended and Restated Certificate of
Incorporation pursuant to an amendment in the form set
forth in Annex A of the accompanying proxy statement (1)
consummate a merger, share exchange, asset
acquisition, stock purchase, recapitalization,
reorganization or other similar business combination, (2)
cease all operations except for the purpose of winding up
it fails to complete such initial business combination, 3)
	redeem all of the shares of common stock.	Management	For	For
2.	ADJOURNMENT PROPOSAL - To approve the
adjournment of the Special Meeting to a later date or
dates, if necessary or convenient, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will only be
presented at the Special Meeting if, based on the
tabulated votes, there are not sufficient votes at the time
of the Special Meeting to approve the Extension
	Proposal.	Management	For	For
GSR II METEORA ACQUISITION CORP.
Security	36263W105		Meeting Type	Special
Ticker Symbol	GSRM		Meeting Date	22-Mar-2023
ISIN	US36263W1053		Agenda	935766052 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Transaction Agreement, dated as of August 24, 2022 (the
"Transaction Agreement"), by and among GSR II
Meteora Sponsor LLC ("PubCo"), a Delaware limited
liability company, BT Assets, Inc., a Delaware corporation
("BT Assets"), and Lux Vending, LLC, a Georgia limited
liability company and wholly-owned subsidiary of BT
Assets, attached to the accompanying proxy statement
as Annex A, ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
2.	The Charter Proposal - To consider and vote upon a
proposal to approve and adopt the proposed second
amended and restated certificate of incorporation
("Proposed Charter") of the combined post-business
combination company (also referred to herein as
"PubCo"), in the form attached to the accompanying
proxy statement as Annex B, which, if approved, and
assuming the Business Combination Proposal and the
Nasdaq Proposal (defined below) are approved, will take
effect immediately prior ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
3a.	Advisory Governance Proposal A - To authorize the
change in the authorized capital stock of PubCo from
100,000,000 shares of Class A common stock, par value
$0.0001 per share, 20,000,000 shares of Class B
common stock, par value $0.0001 per share, and
1,000,000 shares of undesignated preferred stock, to
800,000,000 shares of PubCo Class A common stock,
par value $0.0001 per share (which shall be entitled to
one vote per share), 20,000,000 shares of PubCo Class
B common stock, ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
3b.	Advisory Governance Proposal B - To eliminate provisions specific to PubCo's status as a blank check company that will serve no purpose following the consummation of the business combination.	Management	For	For
3c.	Advisory Governance Proposal C - To declassify the board of directors of PubCo with the result being that each director will be elected annually for a term of one year.	Management	For	For
3d.	Advisory Governance Proposal D - To require the
approval by affirmative vote of holders of at least 66 2/3%
of the voting power of PubCo's then-outstanding shares
of capital stock entitled to vote generally at an election of directors to make any amendment to certain provisions of
	the Proposed Charter.	Management	For	For
4.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve the issuance of shares of common
stock of PubCo in connection with the business
combination pursuant to applicable Nasdaq Stock Market
	listing rules (the "Nasdaq Proposal").	Management	For	For
5.	The Incentive Equity Plan Proposal - To consider and
vote upon a proposal to approve and adopt the Bitcoin
Depot Inc. 2023 Omnibus Incentive Plan in the form
mutually agreed upon among BT OpCo, BT Assets and
PubCo and attached to the accompanying proxy
statement as Annex H (the "Incentive Equity Plan
	Proposal").	Management	For	For
6.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposal,
the Advisory Governance Proposals, the Nasdaq
	Proposal and the Incentive Equity Plan Proposal.	Management	For	For
WELSBACH TECHNOLOGY METALS ACQ CORP.
Security	950415109		Meeting Type	Special
Ticker Symbol	WTMA		Meeting Date	24-Mar-2023
ISIN	US9504151096		Agenda	935781775 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - A proposal to amend
(the "Charter Amendment") Welsbach Technology
Metals' amended and restated certificate of incorporation
(the "charter") to allow us to extend (the "Extension") the
date by which we have to consummate a business
combination (the "Combination Period") for up to an
additional six months, from March 30, 2023 (the date
which is 15 months from the closing date of our initial
public offering of our units (the "IPO")) to up to
September 30, 2023, ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
2.	The Trust Amendment Proposal - A proposal to amend
(the "Trust Amendment" and together with the Charter
Amendment, the "Extensions") the Investment
Management Trust Agreement, dated December 27,
2021, by and between Continental Stock Transfer & Trust
Company and Welsbach Technology Metals (the "Trust
Agreement"), allowing us to extend the Combination
Period for up to an additional six months, from March 30,
2023 to up to September 30, 2023 (the "Trust
Amendment"), by depositing into ...(due to space limits,
	see proxy statement for full proposal).	Management	For	For
3.	The Auditor Proposal - A proposal to ratify the selection
by our Audit Committee of UHY LLP to serve as the
Company's independent registered public accounting firm
	for the fiscal year ending December 31, 2022.	Management	For	For
4.	The Adjournment Proposal - A proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Charter Amendment Proposal and the Trust Amendment
	Proposal.	Management	For	For
RF ACQUISITION CORP.
Security	74954L104		Meeting Type	Special
Ticker Symbol	RFAC		Meeting Date	24-Mar-2023
ISIN	US74954L1044		Agenda	935781814 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
the Company's amended and restated certificate of
incorporation to extend the date by which the Company
must consummate a business combination (the
"Business Combination"), up to seven times, from March
28, 2023 (the "Termination Date") to December 28, 2023,
comprised of an initial three (3) month extension and six
subsequent one month extensions (each an "Extension"),
for a total of up to nine months after the Termination
Date, ...(due to space limits, see proxy statement for full
	proposal).	Management	For	For
2.	The Adjournment Proposal - a proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
	Charter Amendment Proposal.	Management	For	For
REDWOODS ACQUISITION CORP
Security	758083208		Meeting Type	Special
Ticker Symbol	RWODU		Meeting Date	31-Mar-2023
ISIN	US7580832084		Agenda	935793263 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (our "charter") to allow the
Company to extend the date by which the Company must
consummate a business combination (the "Extension")
from 04/04/2023 (the date is 12 months from the closing
date of the Company's initial public offering of units) to
07/04/2023 (the date is 15 months from the closing date
of the IPO) (the "Amended Date") and on a monthly basis
up to five times from the Amended Date to 12/04/2023
	(the date is 20 months from the closing date of the IPO).	Management	For	For
2.	To amend Investment Management Trust Agreement,
dated 03/30/2022 (the "Trust Agreement"), between the
Company and Continental Stock Transfer & Trust
Company (the "Trustee"), to allow the Company to
extend the date on which Trustee must liquidate the trust
account established by the Company in connection with
the IPO (the "trust account") if the Company has not
completed its initial business combination, from
04/04/2023 (the date is 12 months from the closing date
of the IPO) to 07/04/2023 (the date is 15 months from the
	closing date of the IPO).	Management	For	For
3.	To approve adjournment of the special meeting to a later
date if necessary, to permit further solicitation and vote of proxies in event there are insufficient votes to approve
the Extension Amendment Proposal or the Trust
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal"). The Adjournment Proposal will
only be presented at the special meeting if there are not
sufficient votes for, or otherwise in connection with, the
	approval of the Extension & Trust Amendment Proposal.	Management	For	For
NOCTURNE ACQUISITION CORP.
Security	G6580S114		Meeting Type	Special
Ticker Symbol	MBTC		Meeting Date	03-Apr-2023
ISIN	KYG6580S1140		Agenda	935781787 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Amend the Company's Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate a business combination from April 5, 2023 to October 5, 2023.	Management	For	For
2.	Approve the adjournment of the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
	necessary to effectuate the Extension.	Management	For	For
BLUE SAFARI GROUP ACQUISITION CORP.
Security	G1195R106		Meeting Type	Special
Ticker Symbol	BSGA		Meeting Date	11-Apr-2023
ISIN	VGG1195R1064		Agenda	935807961 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the amended and
restated agreement and plan of merger dated December
15, 2021 (as it may be amended and/or restated from
time to time, the "Merger Agreement"), by and among
Bitdeer Technologies Group, an exempted company with
limited liability incorporated under the laws of the
Cayman Islands ("BTG"), Bitdeer Technologies Holding
Company, an exempted company with limited liability
incorporated under the ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
2.	The Initial Mergers Proposal - to consider and vote upon
a proposal to approve, (1) the First SPAC Merger and the
plan of merger for the First SPAC Merger (the "First Plan
of Merger"), attached to the accompanying proxy
statement/prospectus as Annex A-5, and the transactions
contemplated thereunder, and (2) that upon the effective
time of the First SPAC Merger, (i) the amended and
restated memorandum and articles of association in the
form attached to the First Plan of Merger, a copy of
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, the issuance of securities in
connection with the Business Combination in order to
comply with Nasdaq Listing Rules 5635(a) and (b) (the
	"Nasdaq Proposal").	Management	For	For
4.	The Governing Documents Proposal - to consider and
vote upon a proposal (the "Governing Documents
Proposal") in connection with the replacement of the
current Second Amended and Restated Memorandum
and Articles of Association (the "Existing BSGA Articles")
with the proposed Amended and Restated Memorandum
and Articles of Association of BTG (the "Amended BTG
	Articles").	Management	For	For
5A.	Governing Documents Proposal A - to authorize the
effective change in authorized share capital from (i) the
maximum of 111,000,000 shares that BSGA is authorized
to issue, with no par value, divided into three classes of
shares as follows: (a) 100,000,000 class A ordinary
shares with no par value ("BSGA Class A Ordinary
Shares"); (b) 10,000,000 class B ordinary shares with no
par value ("BSGA Class B Ordinary Shares"); and (c)
1,000,000 preferred shares with no par value, to (ii) the
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
5B.	Governing Documents Proposal B - to authorize the
effective change in voting power in respect of the BSGA
Class A Ordinary Shares given that, following the
consummation of the Business Combination, each BTG
Class A Ordinary Share will be entitled to one (1) vote per
share compared with each BTG Class V Ordinary Share
being entitled to ten (10) votes per share, which change
will be effected given holders of BSGA Class A Ordinary
Shares will, effective as of the consummation of the
Business ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
5C.	Governing Documents Proposal C - to authorize the
effective change in the requirement of the number of
directors from (i) the minimum number of directors shall
be one and there shall be no maximum number of
directors to (ii) unless otherwise determined by BTG in
general meeting, the number of directors shall be no less
	than three (3) and no more than twelve (12).	Management	For	For
5D.	Governing Documents Proposal D - to authorize all other
changes in connection with the effective replacement of
the Existing BSGA Articles with the Amended BTG
Articles effective as of the consummation of the Business
Combination, including changing the name from BSGA to
BTG, and removing certain provisions relating to BSGA's
status as a blank check company that will no longer be
applicable to BTG following consummation of the
Business Combination, which changes will be effected
given holders ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
6.	The BTG Incentive Plan Proposal - to consider and vote
upon a proposal to approve, the BTG incentive plan a
form of which is attached to the accompanying proxy
statement/prospectus as Annex C (the "BTG Incentive
Plan Proposal"), the approval of which the BSGA Board
believes is important in attracting, retaining and
rewarding high caliber employees who are essential to
BTG's success and in providing incentive to these
	individuals to promote the success of BTG.	Management	For	For
7.	The Adjournment Proposal - to consider and approve, if
presented, a proposal to adjourn the Extraordinary
General Meeting to a later date or dates for the purpose
of soliciting additional proxies in favor of the approval of the Business Combination if, based on the tabulated
votes, there are not sufficient votes received at the time
of the Extraordinary General Meeting to approve any of
	Proposals 1 through 6.	Management	For	For
PAPAYA GROWTH OPPORTUNITY CORP. I
Security	69882P102		Meeting Type	Special
Ticker Symbol	PPYA		Meeting Date	12-Apr-2023
ISIN	US69882P1021		Agenda	935800929 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - to approve the
adoption of an amendment to the Company's Second
Amended and Restated Certificate of Incorporation to
provide the Company's Board of Directors with the right
to extend the date by which the Company has to
consummate a business combination (the "Combination
Period") up to six times for an additional one month each
	time, from April 19, 2023 to October 19, 2023.	Management	For	For
2.	The Trust Amendment Proposal - to approve the
adoption of an amendment to the Investment
Management Trust Agreement, dated January 13 2022,
by and between the Company and Continental Stock
Transfer & Trust Company ("Continental"), to allow the
Company to extend the Combination Period up to six
times for an additional one month each time from April
19, 2023 to October 19, 2023 by depositing into the Trust
Account, for each one month extension, the lesser of (a)
$325,000 and (b) $0.0325 for each outstanding share of
	the Company's Class A common stock.	Management	For	For
3.	The Adjournment Proposal - to approve adjournment of
the Special Meeting to a later date or dates, if necessary,
to permit further solicitation or if otherwise determined by the chairperson of the Special Meeting to be necessary
	or appropriate.	Management	For	For
EXCELFIN ACQUISITION CORP
Security	30069X102		Meeting Type	Special
Ticker Symbol	XFIN		Meeting Date	13-Apr-2023
ISIN	US30069X1028		Agenda	935800905 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	THE EXTENSION AMENDMENT PROPOSAL - To
amend the Company's amended and restated certificate
of incorporation to extend the date by with the company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from April 25, 2023 to
	October 25, 2023.	Management	For	For
2.	THE ADJOURNMENT PROPOSAL - To approve the
adjournment of the Special Meeting to a later date or
dates, if necessary (i) to permit further solicitation and
vote of proxies if, based upon the tabulated vote at the
time of the Special Meeting, there are not sufficient votes
to approve one or more proposals presented to
stockholders for vote or, (ii) if stockholders have elected
to redeem an amount of shares in connection with the
Extension Amendment Proposal, such that the Company
would not adhere to the continued listing requirements of
	The Nasdaq Global Market.	Management	For	For
SPORTSMAP TECH ACQUISITION CORP
Security	84921J116		Meeting Type	Special
Ticker Symbol	SMAPW		Meeting Date	14-Apr-2023
ISIN	US84921J1161		Agenda	935796954 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve an amendment the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering, from April 20, 2023, monthly for up to
eight additional months at the election of the Company,
ultimately until as late as December 20, 2023 (the
	Extension).	Management	For	For
2.	To approve an amendment to the Investment
Management Trust Agreement, dated October 18, 2021,
by and between the Company and Continental Stock
Transfer & Company, to authorize the Extension
contemplated by Proposal 1 and its implementation by
	the Company.	Management	For	For
3.	To authorize the adjournment of the Special Meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes at the time of the Special Meeting or
adjournment or postponement thereof to approve of the
	foregoing proposals.	Management	For	For
SPORTSMAP TECH ACQUISITION CORP
Security	84921J108		Meeting Type	Special
Ticker Symbol	SMAP		Meeting Date	14-Apr-2023
ISIN	US84921J1088		Agenda	935796954 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve an amendment the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering, from April 20, 2023, monthly for up to
eight additional months at the election of the Company,
ultimately until as late as December 20, 2023 (the
	Extension).	Management	For	For
2.	To approve an amendment to the Investment
Management Trust Agreement, dated October 18, 2021,
by and between the Company and Continental Stock
Transfer & Company, to authorize the Extension
contemplated by Proposal 1 and its implementation by
	the Company.	Management	For	For
3.	To authorize the adjournment of the Special Meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes at the time of the Special Meeting or
adjournment or postponement thereof to approve of the
	foregoing proposals.	Management	For	For
WORLDWIDE WEBB ACQUISITION CORP.
Security	G97775103		Meeting Type	Special
Ticker Symbol	WWAC		Meeting Date	14-Apr-2023
ISIN	KYG977751034		Agenda	935799087 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Approve as a special
resolution, to extend the date by which the Company (1)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, (2) cease its operations
except for the purpose of winding up if it fails to complete such business combination, and (3) redeem all of the
Class A ordinary shares sold in initial public offering from
18 months from the closing of our IPO to 24 months from
	the closing of our IPO.	Management	For	For
2.	Redemption Limitation Amendment Proposal - Approve
as a special resolution, the amendment of the Company's
Articles to eliminate from the Articles the limitation that
the Company shall not redeem Class A ordinary shares
sold in the IPO to the extent that such redemption would
cause the Company's net tangible assets to be less than
$5,000,001. The Redemption Limitation Amendment
would allow the Company to redeem Class A ordinary
shares irrespective of whether such redemption would
	exceed the Redemption Limitation.	Management	For	For
3.	Adjournment Proposal - Approve as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates or indefinitely, if
necessary or convenient, to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
	any of the foregoing proposals.	Management	For	For
ACCRETION ACQUISITION CORP.
Security	00438Y107		Meeting Type	Special
Ticker Symbol	ENER		Meeting Date	14-Apr-2023
ISIN	US00438Y1073		Agenda	935800931 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT PROPOSAL - To amend the
Company's amended & restated certificate of
incorporation to extend the date (the Termination Date)
by which Company has to consummate a Business
Combination (as defined below) from April 25, 2023
("Original Termination Date") to July 25, 2023 ("Charter
Extension Date") & to allow Company, without another
stockholder vote, to elect to extend Termination Date to
consummate a Business Combination on a monthly basis
up to 5 times by an additional 1 month each time after
Charter Extension Date, by resolution of Company's
	board.	Management	For	For
2.	ADJOURNMENT PROPOSAL - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are insufficient shares of common stock, par value
$0.001 per share in the capital of the Company
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the Special
Meeting or at the time of the Special Meeting to approve
	the Extension Amendment Proposal.	Management	For	For
BLACK MOUNTAIN ACQUISITION CORP.
Security	09216A108		Meeting Type	Special
Ticker Symbol	BMAC		Meeting Date	14-Apr-2023
ISIN	US09216A1088		Agenda	935802846 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend and restate
the Company's Amended & Restated Certificate of
Incorporation (i) to extend the date by which the
Company has to consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination, involving
the Company one or more businesses or entities (a
"Business Combination") from 04/18/2023 (the "Original
Termination Date") to 06/18/2023 (the "New Termination
Date") (ii) to allow the Company's board of directors
	without another stockholder vote.	Management	For	For
2.	Trust Amendment Proposal - To amend and restate the
Investment Management Trust Agreement, dated as of
October 13, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
to reflect the New Termination Date and the Additional
Extension Option (the "Trust Amendment Proposal"). A
copy of the form of the proposed Amended and Restated
Investment Management Trust Agreement is set forth in
	Annex B to the accompanying proxy statement.	Management	For	For
3.	Redemption Limitation Amendment Proposal - To amend
and restate the Certificate of Incorporation to eliminate (i)
the limitation that the Company shall not redeem its
Public Stock to the extent that such redemption would
result in the Class A Common Stock, or the securities of
any entity that succeeds the Company as a public
company, becoming "penny stock" (as defined in
accordance with Rule 3a51-1 of the Securities Exchange
Act of 1934, as amended), or cause the Company to not
	meet any greater net tangible asset or cash requirement.	Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A Common Stock
and shares of Class B common stock, par value $0.0001
per share, in the capital of the Company represented
(either in person or by proxy) to constitute a quorum
necessary to conduct business at the time of the
Stockholder Meeting to approve the Extension
	Amendment Proposal.	Management	For	For
GOLDENBRIDGE ACQUISITION LIMITED
Security	G3970D104		Meeting Type	Special
Ticker Symbol	GBRG		Meeting Date	14-Apr-2023
ISIN	VGG3970D1042		Agenda	935814005 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	Reincorporation Merger Proposal - to approve the merger
of Goldenbridge with and into SunCar Technology Group
Inc. (the "PubCo"), a Cayman Islands exempted
company and wholly owned subsidiary of Goldenbridge,
with PubCo surviving the merger. The merger will change
Goldenbridge's place of incorporation from the British
Virgin Islands to the Cayman Islands. Goldenbridge
	refers to the merger as the Reincorporation Merger.	Management	For	For
2)	Acquisition Merger Proposal - to approve the
authorization for PubCo's board of directors to complete
the merger of SunCar Technology Global Inc. (the
"Merger Sub"), a Cayman Islands exempted company
and wholly owned subsidiary of PubCo, into Auto
Services Group Limited (the "SunCar"), a Cayman
Islands exempted company, resulting in SunCar
becoming a wholly owned subsidiary of PubCo.
Goldenbridge refers to the merger as the Acquisition
	Merger.	Management	For	For
3)	Nasdaq Proposal - to approve for purposes of complying
with Nasdaq Listing Rule 5635 (a) and (b), the issuance
of more than 20% of the issued and outstanding ordinary
shares of PubCo pursuant to the terms of the Merger
Agreement and the resulting change in control in
	connection with the Business Combination.	Management	For	For
4)	Pre-Merger Charter Amendment Proposal - to approve the pre- merger charter amendment.	Management	For	For
5)	PubCo Charter Proposal - to approve each material
difference between the proposed PubCo's Amended and
Restated Memorandum and Articles of Association and
the amended and restated memorandum and articles of
association of Goldenbridge, as amended and restated
	on November 24, 2022.	Management	For	For
6)	Adjournment Proposal - to approve the adjournment of the Extraordinary General Meeting in the event Goldenbridge does not receive the requisite shareholder vote to approve any of the above Proposals.	Management	For	For
ATLANTIC COASTAL ACQUISITION CORP. II
Security	04845A108		Meeting Type	Special
Ticker Symbol	ACAB		Meeting Date	18-Apr-2023
ISIN	US04845A1088		Agenda	935793403 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Charter Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to (i)
extend the date (the "Termination Date") by which the
Company has to complete a business combination from
April 19, 2023 (the "Original Termination Date") to
October 19, 2023 (the "Extended Date) or such earlier
date as determined by the Board of Directors and to allow
the Company, without another vote, to elect to extend the
Termination Date to consummate an initial business
combination ...(due to space limits, see proxy statement
	for full proposal).	Management	For	For
2.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Charter Amendment
Proposal, which we refer to as the "Adjournment
	Proposal."	Management	For	For
CACTUS ACQUISITION CORP. 1 LTD.
Security	G1745A108		Meeting Type	Special
Ticker Symbol	CCTS		Meeting Date	20-Apr-2023
ISIN	KYG1745A1085		Agenda	935795128 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Articles Extension Proposal: To approve, by way of
special resolution, an amendment to the Company's
amended & restated memorandum and articles of
association in the form set forth in Annex A of
accompanying proxy statement, to extend date by which
the Company would be permitted to consummate an
initial business combination from 05/02/2023 to
11/02/2023, as well as to permit the Board, in its sole
discretion, to elect to wind up the Company's operations
on an earlier date, pursuant set forth in Proposal No. 1 of
	the accompanying proxy statement.	Management	For	For
2.	Trust Extension Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of November 2, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be permitted to consummate a business
combination from May 2, 2023 to November 2, 2023, or
such earlier date as may be determined by the Board, in
its sole discretion, pursuant to the resolution set forth in
	Proposal No. 2 of the accompanying proxy statement.	Management	For	For
3.	Conversion Amendment Proposal: A proposal to
approve, by way of special resolution, an amendment to
Cactus' Articles to provide for the right of a holder of
Class B ordinary shares, par value $0.0001 per share to
convert such shares into Class A ordinary shares, par
value $0.0001 per share on a one-for-one basis prior to
the closing of a business combination at the election of
the holder, pursuant to the resolution set forth in Proposal
	No. 3 of the accompanying proxy statement.	Management	For	For
4.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY]: To approve, by way of ordinary
resolution of the holders of the Class B ordinary shares in
the capital of the Company, the reappointment of each of
Ofer Gonen, Nachum (Homi) Shamir, Hadar Ron, M.D.,
David J. Shulkin, M.D., and David Sidransky, M.D. until
the second succeeding annual general meeting of the
Company to be held in 2025 or until their successors are
appointed and qualified pursuant to the resolution set
forth in Proposal No. 4 of the accompanying proxy
	statement.	Management	For	For
5.	Adjournment Proposal: A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, Proposal No.
3 or Proposal No. 4, pursuant to the resolution set forth in
	Proposal No. 5 of the accompanying proxy statement.	Management	For	For
ENTERPRISE 4.0 TECHNOLOGY ACQUISITION
Security	G3137C106		Meeting Type	Special
Ticker Symbol	ENTF		Meeting Date	20-Apr-2023
ISIN	KYG3137C1069		Agenda	935825034 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to extend the
date by which the Company has to consummate a
Business Combination from April 21, 2023 to October 21,
2023 (or such earlier date as determined by the Board of
	Directors).	Management	For	For
2)	The Founder Share Amendment Proposal - RESOLVED,
as a special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to provide for
the right of a holder of Class B Ordinary Shares to
convert into Class A Ordinary Shares on a one-for-one
basis at any time prior to the closing of a Business
Combination at the option of a holder of the Class B
	Ordinary Shares.	Management	For	For
3)	The Auditor Ratification Proposal - RESOLVED, as an
ordinary resolution, that the appointment of
WithumSmith+Brown, PC as the independent registered
public accounting firm of the Company for the fiscal year
ending December 31, 2023 be ratified, approved and
	confirmed in all respects.	Management	For	For
4)	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting in lieu of an annual general meeting to a
later date or dates to be determined by the chairman of
the extraordinary general meeting in lieu of an annual
general meeting, or indefinitely, if necessary or
convenient, to permit further solicitation and vote of
proxies be confirmed, ratified and approved in all
	respects.	Management	For	For
PYROPHYTE ACQUISITION CORP.
Security	G7308P101		Meeting Type	Special
Ticker Symbol	PHYT		Meeting Date	24-Apr-2023
ISIN	KYG7308P1019		Agenda	935830681 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal: as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination")
from April 29, 2023 (the "Current Outside Date") to April
	29, 2024 (the "Extended Date").	Management	For	For
2.	The Liquidation Amendment Proposal - as a special
resolution, to amend (the "Liquidation Amendment") the
Charter pursuant to an amendment to the Charter in the
form set forth in Annex A of the accompanying proxy
statement to permit the Company's board of directors (the
"Board"), in its sole discretion, to elect to wind up the
Company's operations on an earlier date than the
Extended Date as determined by the Board and included
in a public announcement (the "Liquidation Amendment
	Proposal").	Management	For	For
3.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend (the "Redemption Limitation
Amendment") the Charter pursuant to an amendment to
the Charter in the form set forth in Annex A of the
accompanying proxy statement to eliminate from the
Charter the limitation that the Company may not redeem
public shares in an amount that would cause the
Company's net tangible assets to be less than
$5,000,001 in connection with the Company's initial
business combination (the "Redemption Limitation
	Amendment Proposal").	Management	For	For
4.	The Founder Share Amendment Proposal - as a special
resolution, to amend (the "Founder Share Amendment")
the Charter pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement to amend the Charter to provide for the right of
a holder of the Company's Class B ordinary shares, par
value $0.0001 per share (the "Class B Ordinary Shares"
and, together with the Class A Ordinary Shares, the
"Ordinary Shares"), to convert into Class A ordinary
	shares, par value $0.0001 per share, of the Company.	Management	For	For
5.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to (i) permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Liquidation Amendment
Proposal, the Redemption Limitation Amendment
Proposal or the Founder Share Amendment Proposal, or
if we otherwise determine that additional time is
	necessary to effectuate the Extension.	Management	For	For
FOCUS IMPACT ACQUISITION CORP.
Security	34417L109		Meeting Type	Special
Ticker Symbol	FIAC		Meeting Date	25-Apr-2023
ISIN	US34417L1098		Agenda	935820882 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend FIAC's
amended and restated certificate of incorporation to
extend the date by which FIAC has to consummate a
business combination (the "Termination Date") from May
1, 2023 to August 1, 2023 (the "Charter Extension Date")
and to allow FIAC, without another stockholder vote, to
elect to extend the Termination Date to consummate a
business combination on a monthly basis for up to nine
times by an additional one month each time after the
Charter Extension Date (the "Extension Amendment
	Proposal").	Management	For	For
2.	Redemption Limit Amendment Proposal - To amend
FIAC's amended and restated certificate of incorporation
to eliminate the limitation that FIAC may not redeem
public stock to the extent that such redemption would
result in FIAC having net tangible assets of less than
$5,000,000 (the "Redemption Limitation") in order to
allow FIAC to redeem public stock irrespective of whether
such redemption would exceed the Redemption
Limitation (the "Redemption Limitation Amendment," and
such proposal the "Redemption Limitation Amendment
	Proposal").	Management	For	For
3.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A common stock,
par value $0.0001 per share and shares of Class B
common stock, par value $0.0001 per share and (ii)
where the board or directors of FIAC has determined it is
	otherwise necessary.	Management	For	For
LAVA MEDTECH ACQUISITION CORP.
Security	519345102		Meeting Type	Special
Ticker Symbol	LVAC		Meeting Date	25-Apr-2023
ISIN	US5193451029		Agenda	935826911 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment - Amend the Company's
Amended and Restated Certificate of Incorporation,
giving the Company the right to extend the date by which
it has to consummate a business combination up to eight
(8) times for an additional one (1) month each time, from
April 29, 2023 to December 29, 2023 (i.e., for a period of
time ending 26 months from the consummation of its
initial public offering), provided that the Sponsor (or its
designees) must deposit into the Trust Account, for each
	one-month extension, $50,000.	Management	For	For
2.	Trust Amendment - Amend the Company's investment
management trust agreement, dated as of October 26,
2021, by and between the Company and Continental
Stock Transfer & Trust Company, allowing the Company
to (a) extend the Combination Period up to eight (8) times
for an additional one (1) month each time from April 29,
2023 to December 29, 2023 by depositing into the Trust
	Account, for each one-month extension, $50,000.	Management	For	For
3.	Redemption Limitation Amendment - Amend the
Company's Amended and Restated Certificate of
Incorporation to eliminate the limitation that the Company
may not public shares to the extent that such redemption
would result in the Company having net tangible assets
(as determined in accordance with Rule 3a51-1(g)(1) of
the Securities Exchange Act of 1934, as amended) of
less than $5,000,001 in order to allow the Company to
redeem public shares irrespective of whether such
	redemption would exceed the limitation.	Management	For	For
ALTENERGY ACQUISITION CORP.
Security	02157M108		Meeting Type	Special
Ticker Symbol	AEAE		Meeting Date	28-Apr-2023
ISIN	US02157M1080		Agenda	935835009 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation ("Charter") ("Extension
Proposal") by which the Company must (1) consummate
a merger, capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses ("initial business
combination") or (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and redeem all of the Class A
	common stock.	Management	For	For
2.	To approve the adjournment of the Special Meeting to a
later date or dates if necessary or convenient, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will
only be presented at the Special Meeting if, based on
tabulated votes, are not sufficient votes at the time of the
Special Meeting to approve Extension Proposal, in which
case the Adjournment Proposal will be the only proposal
	presented at the Special Meeting.	Management	For	For
JUPITER WELLNESS ACQUISITION CORP.
Security	48208E108		Meeting Type	Special
Ticker Symbol	JWAC		Meeting Date	02-May-2023
ISIN	US48208E1082		Agenda	935813976 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the Business
Combination described in this proxy
statement/prospectus, including (a) adopting the
Business Combination Agreement, a copy of which is
attached to the accompanying proxy
statement/prospectus as Annex A, which, among other
things, provides for the Share Exchange and the merger
of JWAC with and into a wholly-owned subsidiary of the
newly formed holding company Pubco, with each of
JWAC and Chijet ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
2a.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
provide for a single class of Pubco Ordinary Shares and
increase the number of authorized Pubco Ordinary
	Shares to 499,000,000 authorized shares.	Management	For	For
2b.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
increase the number of authorized shares of Pubco
"blank check" preferred stock to 1,000,000 authorized
	shares.	Management	For	For
2c.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
establish that the board of directors of Pubco following
the Closing of the Business Combination (the "Pubco
Board") will not be divided into classes (with the number
of directors of the Pubco Board being initially fixed at
seven ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
3a.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
provide for a single class of Pubco Ordinary Shares and
increase the number of authorized Pubco Ordinary
	Shares to 499,000,000 authorized shares.	Management	For	For
3b.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
increase the number of authorized shares of Pubco
"blank check" preferred stock to 1,000,000 authorized
	shares.	Management	For	For
3c.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
establish that the board of directors of Pubco following
the Closing of the Business Combination (the "Pubco
Board") will not be divided into classes (with the number
of directors of the Pubco Board being initially fixed at
seven, as ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
4.	The Nasdaq Stock Issuance Proposal - RESOLVED, that
for the purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635, the issuance of
Pubco Ordinary Shares pursuant to the Business
Combination Agreement, including to Chijet members, be
approved, and that for purposes of complying with the
applicable provisions of Nasdaq Listing Rule 3635, the
potential issuance of the Earnout Shares pursuant to the
terms and conditions of the Business Combination
	Agreement, be approved.	Management	For	For
5.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the Chijet Motors 2023 Stock
Incentive Plan (the "Incentive Plan), effective upon the
consummation of the Business Combination, including
the authorization of the shares reserve under the
Incentive Plan, in substantially the form attached to the
	accompanying proxy statement/prospectus as Annex C.	Management	For	For
6.	The Adjournment Proposal - RESOLVED, that the
adjournment of the meeting to a later date or dates, if
necessary, be determined by the chairman of the meeting
to permit further solicitation and vote of proxies if it is
determined by the Board that more time is necessary or
appropriate to approve one or more Proposals at the
	meeting be adopted and approved in all respects.	Management	For	For
TG VENTURE ACQUISITION CORP.
Security	87251T109		Meeting Type	Special
Ticker Symbol	TGVC		Meeting Date	04-May-2023
ISIN	US87251T1097		Agenda	935829044 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
our Amended and Restated Certificate of Incorporation to
extend the time period we have to consummate a
business combination for an additional six months, from
	May 5, 2023 to November 5, 2023.	Management	For	For
2.	The Trust Amendment Proposal - a proposal to amend
the Investment Management Trust Agreement, dated
November 2, 2021, by and between Continental Stock
Transfer & Trust Company and the Company, to extend
the business combination period for an additional six
	months, from May 5, 2023 to November 5, 2023.	Management	For	For
3.	The Adjournment Proposal - a proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the Special
Meeting, there are not sufficient votes to approve one or
	more proposals presented to stockholders for vote.	Management	For	For
APOLLO STRATEGIC GROWTH CAPITAL II
Security	G0412A102		Meeting Type	Special
Ticker Symbol	APGB		Meeting Date	05-May-2023
ISIN	KYG0412A1022		Agenda	935825058 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve, amendment of fourth amended and restated
memorandum and articles of association to extend date
by which the Company must (1) consummate a merger,
share exchange, asset acquisition, share purchase,
reorganization or similar business combination with one
or more businesses or entities (business combination), or
(2) if it fails to complete such business combination by
such date, cease all operations except for the purpose of
winding up, redeem all of Class A ordinary shares that
was consummated on Feb 12, 2021, from May 12, 2023
	to Feb 12, 2024.	Management	For	For
2.	The Redemption Limitation Amendment Proposal - to
approve, as a special resolution, the amendment of the
Articles as provided by the second resolution in the form
set forth in Annex A to the accompanying Proxy
Statement (the "Redemption Limitation Amendment") to
eliminate from the Articles the limitation that the
Company shall not redeem public shares to the extent
that such redemption would cause the Company's net
tangible assets to be less than $5,000,001 (the
	"Redemption Limitation").	Management	For	For
3.	The Adjournment Proposal - to approve, as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates or indefinitely, if
necessary or convenient, either (x) to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the foregoing proposals or (y) if our
board determines before the Extraordinary General
Meeting that it is not necessary or no longer desirable to
	proceed with the other proposals.	Management	For	For
FINNOVATE ACQUISITION CORP.
Security	G3R34K103		Meeting Type	Special
Ticker Symbol	FNVT		Meeting Date	08-May-2023
ISIN	KYG3R34K1037		Agenda	935860115 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve, by way of special resolution, an amendment
to the Company's amended and restated memorandum
and articles of association in the form set forth in Annex A of the accompanying proxy statement, to extend the date
by which the Company would be permitted to
consummate an initial business combination from May 8,
2023 to May 8, 2024, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date, pursuant to the resolution
set forth in Proposal No. 1 of the accompanying proxy
	statement.	Management	For	For
2.	To approve, by way of special resolution, an amendment
to the Company's amended and restated memorandum
and articles of association in the form set forth in Annex B of the accompanying proxy statement to provide for the
right of a holder of Class B ordinary shares, par value
$0.0001 per share to convert such shares into Class A
ordinary shares, par value $0.0001 per share on a one-
for-one basis prior to closing of a business combination at
election of the holder pursuant to the resolution set forth
	in Proposal No. 2 of accompanying proxy statement.	Management	For	For
3.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1 or Proposal No. 2, pursuant to
the resolution set forth in Proposal No. 3 of the
	accompanying proxy statement.	Management	For	For
CHURCHILL CAPITAL CORP VII
Security	17144M102		Meeting Type	Special
Ticker Symbol	CVII		Meeting Date	11-May-2023
ISIN	US17144M1027		Agenda	935834792 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp VII ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
	Proposal").	Management	For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
	necessary to effectuate the Extension.	Management	For	For
CHURCHILL CAPITAL CORP VI
Security	17143W101		Meeting Type	Special
Ticker Symbol	CCVI		Meeting Date	11-May-2023
ISIN	US17143W1018		Agenda	935836948 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend the
amended and restated certificate of incorporation of
Churchill Capital Corp VI ("Churchill") to extend the date
by which Churchill has to consummate a business
combination (the "Extension"), as more fully set forth in
Churchill's proxy statement (the "Extension Amendment
	Proposal").	Management	For	For
2)	The Adjournment Proposal - To adjourn the special
meeting of Churchill stockholders to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies if, at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment
Proposal or if Churchill determines that additional time is
	necessary to effectuate the Extension.	Management	For	For
NABORS ENERGY TRANSITION CORP.
Security	629567108		Meeting Type	Special
Ticker Symbol	NETC		Meeting Date	11-May-2023
ISIN	US6295671084		Agenda	935846949 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend and restate
the Company's Amended and Restated Certificate of
Incorporation (the "Certificate of Incorporation") to allow
the Company's board of directors, without another
stockholder vote, to elect to extend the date by which the
Company has to consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination, involving
the Company and one or more businesses or entities (an
"initial ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	Trust Amendment Proposal - To amend and restate the
Investment Management Trust Agreement, dated as of
November 16, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
to reflect the Monthly Extension Option (the "Trust
Amendment Proposal"). A copy of the form of the
proposed Amended and Restated Investment
Management Trust Agreement is set forth in Annex B to
	the accompanying proxy statement.	Management	For	For
3.	Redemption Limitation Amendment Proposal - To amend
and restate the Certificate of Incorporation to eliminate (i)
the limitation that the Company shall not redeem its
Public Stock to the extent that such redemption would
result in the Class A Common Stock, or the securities of
any entity that succeeds the Company as a public
company, becoming "penny stock" (as defined in
accordance with Rule 3a51-1 of the Securities Exchange
Act of 1934, as amended), or cause the Company to not
meet any greater net ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A Common Stock,
shares of Class B common stock, par value $0.0001 per
share, and shares of Class F common stock, par value
$0.0001 per share, in the capital of the Company
represented (either virtually or by proxy) to constitute
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
ARISZ ACQUISITION CORP.
Security	040450108		Meeting Type	Special
Ticker Symbol	ARIZ		Meeting Date	11-May-2023
ISIN	US0404501084		Agenda	935849034 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	CHARTER AMENDMENT-APPROVAL OF AN
AMENDMENT TO CERTIFICATE OF INCORPORATION
TO: (A) EXTEND THE DATE BY WHICH ARISZ MUST
CONSUMMATE A BUSINESS COMBINATION FROM
05/22/23 TO 02/22/24, OR SUCH EARLIER DATE AS
DETERMINED BY THE BOARD OF DIRECTORS,
PROVIDED THAT ARISZ DEPOSITS INTO THE TRUST
ACCOUNT $120,000 FOR EACH MONTH EXTENDED,
AND (B) CHANGE SECTION 6(D) OF THE CHARTER
TO STATE THAT ARISZ WILL NOT CONSUMMATE
ANY BUSINESS COMBINATION UNLESS IT (I) HAS
NET TANGIBLE ASSETS OF AT LEAST $5,000,001, OR
(II) IS OTHERWISE EXEMPT FROM RULE 419 UNDER
	THE 1933 ACT.	Management	For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF NOVEMBER 17, 2021
(THE "TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY TO PROVIDE THAT THE TIME FOR
THE COMPANY TO COMPLETE ITS INITIAL
BUSINESS COMBINATION (THE "BUSINESS
COMBINATION PERIOD") UNDER THE TRUST
AGREEMENT SHALL BE EXTENDED FROM
05/22/2023 TO  02/22/2024 & TO THE EXTENT THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION IS AMENDED TO
	EXTEND THE BUSINESS COMBINATION.	Management	For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE PROPOSAL 1 AND PROPOSAL 2.	Management	For	For
LAMF GLOBAL VENTURES CORP I
Security	G5338L108		Meeting Type	Special
Ticker Symbol	LGVC		Meeting Date	11-May-2023
ISIN	KYG5338L1086		Agenda	935855948 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (a "business combination") from
May 16, 2023 (the "Current Outside ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
2)	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Annex
B of the accompanying proxy statement to eliminate (i)
the limitation that the Company may not redeem public
shares in an amount that would cause the Company's net
tangible assets to be less than $5,000,001 and (ii) the
limitation that the Company shall not consummate a
business combination unless the Company has net
tangible assets ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
3)	The Founder Share Amendment Proposal - as a special
resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Annex
C of the accompanying proxy statement to provide for the
right of a holder of the Company's Class B ordinary
shares, par value $0.0001 per share (the "Class B
Ordinary Shares"), to convert into Class A ordinary
shares, par value $0.0001 per share, of the Company
(the "Class A Ordinary Shares" or "public shares") on a
one-for-one basis ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
4)	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, (i) to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Redemption Limitation
Amendment Proposal or the Founder Share Amendment
Proposal, or if we otherwise determine that additional
time is necessary ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107		Meeting Type	Special
Ticker Symbol	MCAG		Meeting Date	12-May-2023
ISIN	US62404B1070		Agenda	935858134 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	SECOND EXTENSION AMENDMENT - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION,
AS AMENDED, TO EXTEND THE DATE BY WHICH
THE COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION FROM MAY 16, 2023 TO FEBRUARY
	16, 2024.	Management	For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE PROPOSAL 1.	Management	For	For
CRESCERA CAPITAL ACQUISITION CORP
Security	G26507106		Meeting Type	Special
Ticker Symbol	CREC		Meeting Date	16-May-2023
ISIN	KYG265071061		Agenda	935853639 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal -To amend, by way
of special resolution, CCAP's Articles to extend the date
(the "Termination Date") by which CCAP has to
consummate a Business Combination (the "Extension
Amendment") from May 23, 2023 (the date which is 18
months from the closing date of the Company's initial
public offering of shares of Class A shares (the "IPO")
(the "Original Termination Date") to November 23, 2023
(the date which is 24 months from the closing date of the
	Company's IPO) (the "Articles Extension Date").	Management	For	For
2.	The Redemption Limitation Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the second resolution in the form
set forth in Annex A to the accompanying proxy
statement (the "Redemption Limitation Amendment" and
such proposal, the "Redemption Limitation Amendment
Proposal") to eliminate from the Articles the limitation that the Company shall not redeem Class A Ordinary Shares
included as part of the units sold in the IPO (including any
	shares issued in exchange thereof.	Management	For	For
3.	The Founder Conversion Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement
(the "Founder Conversion Amendment" and such
proposal, the "Founder Conversion Amendment
Proposal") to provide that the Class B Ordinary Shares
may be converted either at the time of the consummation
of the Company's initial Business Combination or at any
earlier date at the option of the holders of the Class B
	Ordinary Shares.	Management	For	For
4.	The Adjournment Proposal - To adjourn, by way of
ordinary resolution, the Shareholder Meeting to a later
date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at
the time of the Shareholder Meeting, (ii) if the holders of
Public Shares (as defined below) have elected to redeem
an amount of shares in connection with the Extension
Amendment such that CCAP would not adhere to the
continued listing requirements of the Nasdaq Stock
	Market LLC ("Nasdaq").	Management	For	For
ROTH CH ACQUISITION V CO.
Security	77867R100		Meeting Type	Special
Ticker Symbol	ROCL		Meeting Date	17-May-2023
ISIN	US77867R1005		Agenda	935862866 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
ALLOW THE COMPANY TO EXTEND THE DATE BY
WHICH THE COMPANY HAS TO CONSUMMATE A
BUSINESS COMBINATION UP TO SIX (6) TIMES,
EACH SUCH EXTENSION FOR AN ADDITIONAL ONE
(1) MONTH PERIOD, FROM JUNE 3, 2023 TO
	DECEMBER 4, 2023.	Management	For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRPERSON OF THE SPECIAL MEETING TO
ADJOURN THE SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE THE FOREGOING PROPOSAL.	Management	For	For
PROOF ACQUISITION CORP I
Security	74349W203		Meeting Type	Special
Ticker Symbol	PACIU		Meeting Date	19-May-2023
ISIN	US74349W2035		Agenda	935849022 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - A proposal (the
"Extension Amendment Proposal") to amend the
Company's Amended and Restated Certificate of
Incorporation (the "Certificate of Incorporation"), as set
forth in Annex A of the accompanying Proxy Statement,
to change the timing of and payment required to extend
the date by which the Company must consummate an
	initial Business Combination.	Management	For	For
2)	The Trust Agreement Amendment Proposal - A proposal
(the "Trust Agreement Amendment Proposal") to approve
the amendment to the Company's Investment
Management Trust Agreement, dated as of November
30, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, as set forth in Annex B
of the accompanying Proxy Statement to allow for the
	Extension Amendment.	Management	For	For
3)	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies if, based on the tabulated vote at the time of the Special Meeting: (i)
there are insufficient shares of Class A common stock
and Class B common stock represented to constitute a
quorum or (ii) there are insufficient votes to approve the
Extension Amendment Proposal and the Trust
Agreement Amendment Proposal or (y) if the board
determines before the Special Meeting that it is not
	necessary.	Management	For	For
GRAF ACQUISITION CORP. IV
Security	384272100		Meeting Type	Special
Ticker Symbol	GFOR		Meeting Date	22-May-2023
ISIN	US3842721009		Agenda	935864202 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - A proposal to amend
the Company's amended and restated certificate of
incorporation (the "Charter"), in the form set forth in
Annex A to the accompanying Proxy Statement, to (i)
extend the date by which the Company must
consummate the Business Combination (as defined
below) from 05/25/2023 to 09/29/2023 (the "Extended
Date"), and (ii) permit the Company's board of directors
(the "Board"), in its sole discretion, to elect to wind up the
Company's  operations on an earlier date than the
	Extended Date as determined by the Board.	Management	For	For
2.	Adjournment Proposal - A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal, or to provide additional
time to effectuate the Extension (the "Adjournment
	Proposal").	Management	For	For
GSR II METEORA ACQUISITION CORP.
Security	36263W105		Meeting Type	Special
Ticker Symbol	GSRM		Meeting Date	25-May-2023
ISIN	US36263W1053		Agenda	935864214 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - A proposal to
amend PubCo's amended and restated certificate of
incorporation (the "Charter") pursuant to an amendment
to the Charter in the form set forth in Annex A to the
accompanying Proxy Statement (the "Extension
Amendment" and such proposal, the "Extension
Amendment Proposal") to extend the date (the
"Extension") by which PubCo must (1) effect a merger,
common stock exchange, asset acquisition, stock
purchase, reorganization or other ...(due to space limits,
	see proxy material for full proposal).	Management	For	For
2.	Trust Amendment Proposal - A proposal to amend the
Investment Management Trust Agreement, dated
February 24, 2022, by and between PubCo and
Continental Stock Transfer & Trust Company, a New
York limited purpose trust company, as trustee
("Continental" and such agreement, the "Trust
Agreement") pursuant to an amendment in the form set
forth in Annex B of the accompanying proxy statement, to
change the initial date on which Continental must
commence liquidation of the trust account ...(due to
	space limits, see proxy material for full proposal).	Management	For	For
3.	The Adjournment Proposal - A proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the Special
Meeting, there are not sufficient votes to approve the
Extension Amendment Proposal or the Trust Amendment
	Proposal (the "Adjournment Proposal").	Management	For	For
FG MERGER CORP.
Security	30324Y101		Meeting Type	Special
Ticker Symbol	FGMC		Meeting Date	26-May-2023
ISIN	US30324Y1010		Agenda	935867690 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The FGMC Business Combination Proposal - to consider
and vote upon a proposal to approve the Merger
Agreement and Plan of Reorganization (the "Merger
Agreement"), dated as of January 5, 2023, by and among
FGMC, FG Merger Sub Inc., a Nevada corporation and a
direct, wholly-owned subsidiary of FGMC ("Merger Sub"),
and iCoreConnect Inc., a Nevada corporation
("iCoreConnect") and the transactions contemplated
thereby (the "Business Combination"), a copy of which is
attached to the ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The FGMC Common Conversion Proposal - to adopt an
amendment and restatement (the "Second Amended and
Restated Certificate") to the amended and restated
certificate of incorporation of FGMC (the "Current
Charter"), whereby in connection with the Closing, FGMC
and the stockholders of FGMC shall effectuate an equity
conversion, in which the FGMC Common Stock
outstanding as of the date thereof is converted into a
single class of FGMC Preferred Stock with the rights and
obligations outlined in the ...(due to space limits, see
	proxy material for full proposal).	Management	For	For
3.	The FGMC Charter Amendment Proposal - to approve an
amendment and restatement of FGMC's amended and
restated certificate of incorporation (the "Current
Charter") in the form of the Proposed Charter attached to
the joint proxy statement/prospectus as Annex C-1 to,
among other things, change the name of FGMC to
iCoreConnect Inc. and effect the amendments relating to
corporate governance described below in FGMC
Proposal 4. This Proposal is called the "FGMC Charter
	Amendment Proposal" or "FGMC Proposal 3."	Management	For	For
4A.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that, upon the consummation of the
Business Combination, the Bylaws of FGMC ("Current
Bylaws") be succeeded by the proposed new bylaws
("Proposed Bylaws") of the Combined Company, a copy
of which is attached to the joint proxy
	statement/prospectus as Annex C-2.	Management	For	For
4B.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that the authorized capital of the
Combined Company will be (a) 100,000,000 shares of
common stock, par value $0.0001 per share, and (b)
40,000,000 shares of preferred stock, par value $0.0001
	per share.	Management	For	For
4C.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that the Combined Company's
corporate existence will be perpetual, and to omit from
the Proposed Charter the various provisions applicable
	only to special purpose acquisition companies.	Management	For	For
4D.	The FGMC Advisory Charter Proposal - To approve and
adopt, on a non-binding advisory basis, certain
differences in the governance provisions set forth in the
Proposed Charter - that, upon the consummation of the
Business Combination, all other changes necessary or
desirable in connection with the approval of the Proposed
Charter and Proposed Bylaws as part of the Business
	Combination are approved.	Management	For	For
5.	The FGMC Nasdaq Proposal - to consider and vote upon
a proposal to approve the issuance of more than 20% of
the issued and outstanding shares of FGMC Common
Stock in connection with the issuance of a maximum of
9,800,000 shares of FGMC Common Stock (subject to
adjustment as described elsewhere herein) pursuant to
the terms of the Merger Agreement, which will result in a
change of control, as required by Nasdaq Listing Rules
5635(a), (b), (c) and (d). This Proposal is called the
	"FGMC Nasdaq Proposal" or "FGMC Proposal 5."	Management	For	For
6A.	Election of Director: Robert McDermott	Management	For	For
6B.	Election of Director: Kevin Patrick McDermott	Management	For	For
6C.	Election of Director: Harry Joseph Travis	Management	For	For
6D.	Election of Director: John Robert Pasqual	Management	For	For
6E.	Election of Director: Joseph Anthony Gitto	Management	For	For
7.	The FGMC Incentive Plan Proposal - to approve the 2023
Stock Plan (the "Incentive Plan"), a copy of which is
attached to the joint proxy statement/prospectus as
Annex D, in connection with the Business Combination.
This Proposal is called the "FGMC Incentive Plan
	Proposal" or "FGMC Proposal 7."	Management	For	For
8.	The NTA Requirement Amendment Proposal - to amend
the Current Charter to expand the methods that FGMC
may employ to not become subject to the "penny stock"
rules of the Securities and Exchange Commission. This
Proposal is called the "FGMC NTA Requirement
	Amendment Proposal" or "FGMC Proposal 8".	Management	For	For
9.	The FGMC Adjournment Proposal - to consider and vote
upon a proposal to approve the adjournment of the
FGMC Special Meeting by the chairman thereof to a later
date, if necessary, under certain circumstances, including
for the purpose of soliciting additional proxies in favor of the FGMC Business Combination Proposal, in the event
FGMC does not receive the requisite stockholder vote to
approve the Proposal. This Proposal is called the "FGMC
	Adjournment Proposal" or "FGMC Proposal 9."	Management	For	For
OCEANTECH ACQUISITIONS I CORP.
Security	675507107		Meeting Type	Special
Ticker Symbol	OTEC		Meeting Date	30-May-2023
ISIN	US6755071072		Agenda	935867727 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
Amended and Restated Certificate of Incorporation to
extend the date by which the Company has to complete a
business combination from June 2, 2023 to June 2, 2024,
or such earlier date as determined by the Board of
Directors, which we refer to as the "Extension
	Amendment Proposal."	Management	For	For
2.	Trust Amendment Proposal - Amend the Company's
Amended and Restated Investment Management Trust
Agreement, dated as of November 30, 2023, by and
between the Company and Continental Stock Transfer &
Trust Company, (i) allowing the Company to extend the
business combination period from June 2, 2023 to June
2, 2024 and (ii) updating certain defined terms in the
	Trust Agreement.	Management	For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
	Proposal."	Management	For	For
CACTUS ACQUISITION CORP. 1 LTD.
Security	G1745A108		Meeting Type	Special
Ticker Symbol	CCTS		Meeting Date	30-May-2023
ISIN	KYG1745A1085		Agenda	935867739 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Articles Amendment Proposal: A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association (the "Articles") in form set forth in
Annex A of accompanying proxy statement, which
provides that the existing restriction that prevents the
issuance of additional shares that would vote together
with the Company's publicly held Class A ordinary
shares, par value $0.0001 per share ("Class A ordinary
shares"), on a proposal to approve the Company's initial
	business combination.	Management	For	For
2.	Adjournment Proposal: A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1 of the accompanying proxy
	statement.	Management	For	For
ROC ENERGY ACQUISITION CORP.
Security	77118V108		Meeting Type	Special
Ticker Symbol	ROC		Meeting Date	01-Jun-2023
ISIN	US77118V1089		Agenda	935871663 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to (a) approve and adopt the
Agreement and Plan of Merger, dated as of February 13,
2023 (the "Business Combination Agreement"), among
ROC, ROC Merger Sub, Inc., a Delaware corporation and
a wholly owned subsidiary of ROC ("Merger Sub"), and
Drilling Tools International Holdings, Inc., a Delaware
corporation ("DTI"), pursuant to which Merger Sub will
merge with and into DTI, with DTI surviving merger as a
wholly owned subsidiary of ROC & b) approve such
	merger & other transactions.	Management	For	For
2.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Global Market, (a)
the issuance of up to 23,253,533 shares of common
stock, par value $0.0001 per share, of ROC (the
"Common Stock") pursuant to the Business Combination
Agreement and (b) the issuance and sale of up to
7,042,254 shares of Common Stock in a private offering
	of securities to certain investors.	Management	For	For
3.	The Charter Proposal - to consider and vote upon a
proposal to approve the proposed amended and restated
certificate of incorporation of ROC (the "Proposed
Charter"), which will replace ROC's Amended and
Restated Certificate of Incorporation, dated December 1,
2021, and will be in effect upon the closing (the "Closing")
of the Business Combination. A copy of the Proposed
Charter is attached to the accompanying proxy
statement/prospectus/consent solicitation statement as
	Annex B.	Management	For	For
4.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the 2023 Omnibus Incentive Plan
(the "2023 Plan"), a copy of which is attached to the
accompanying proxy statement/prospectus/consent
solicitation statement as Annex C, including the
authorization of the initial share reserve under the 2023
Plan. The Incentive Plan Proposal is conditioned on the
approval of the Business Combination Proposal, the
	Nasdaq Proposal and the Charter Proposal.	Management	For	For
5.	The Director Election Proposal - to consider and vote
upon a proposal to elect C. Richard Vermillion, Thomas
O. Hicks, Wayne Prejean, Eric Neuman, Curt Crofford,
Jack Furst and Daniel J. Kimes to serve as directors to
serve staggered terms on the board, effective upon the
Closing until the 2024, 2025 and 2026 annual meetings,
as applicable, or, in each case, until their respective
successors are duly elected and qualified. The Director
Election Proposal is conditioned on the approval of the
	Business Combination Proposal.	Management	For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Nasdaq Proposal,
the Charter Proposal, the Incentive Plan Proposal, or the
Director Election Proposal. The Adjournment Proposal is
	not conditioned on the approval of any other proposal.	Management	For	For
SHUAA PARTNERS ACQUISITION CORP I
Security	G81173109		Meeting Type	Special
Ticker Symbol	SHUA		Meeting Date	01-Jun-2023
ISIN	KYG811731093		Agenda	935873061 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - RESOLVED, as a
special resolution that: Article 166(a) of the Company's
Amended and Restated Memorandum and Articles of
Association be amended by deleting the following
sentence of such sub-section: In the event that the
Company does not consummate a Business Combination
within the initial fifteen (15) month period following the
closing of the IPO (the last day of such fifteen (15) month
period being referred to herein as the ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
2.	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the Shareholder
Meeting to a later date or dates if necessary, (i) to permit further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
US$0.0001 per share (the "Public Shares") and Class B
ordinary shares, par value US$0.0001 per share in the
capital of the Company represented (either in person or
by proxy ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
ROC ENERGY ACQUISITION CORP.
Security	77118V108		Meeting Type	Special
Ticker Symbol	ROC		Meeting Date	01-Jun-2023
ISIN	US77118V1089		Agenda	935876663 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
the Company's amended and restated certificate of
incorporation (the "Existing Charter") in the form set forth in Annex A to the accompanying Proxy Statement (the
"Amended Charter"). We refer to this amendment
throughout the Proxy Statement as the "Charter
Amendment" and such proposal as the "Charter
Amendment Proposal." The Charter Amendment
proposes to extend the date by which the Company must
consummate a business combination ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
2.	Trust Amendment Proposal - a proposal to amend the
Investment Management Trust Agreement, dated
December 1, 2021, between us and Continental Stock
Transfer & Trust Company ("Continental" and such
agreement the "Trust Agreement") pursuant to an
amendment in the form set forth in Annex B (the "Trust
Amendment") of the accompanying proxy statement, to
change the initial date on which Continental must
commence liquidation of the Trust Account to the
Extended Date or such later date as may ...(due to space
	limits, see proxy material for full proposal).	Management	For	For
3.	The Adjournment Proposal - a proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Charter Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal." The Adjournment Proposal will only be
presented at the Special Meeting if there are not
sufficient ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
INTEGRATED WELLNESS ACQUISITION CORP
Security	G4828B100		Meeting Type	Special
Ticker Symbol	WEL		Meeting Date	02-Jun-2023
ISIN	KYG4828B1005		Agenda	935865266 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that subject to and conditional upon
the Trust Account having net tangible assets of at least
US$5,000,001 as at the date of this special resolution
and the approval of the Liquidation Amendment Proposal,
with effect from the date that the directors of the
Company determine in their sole discretion, the date by
which the Company would be required to consummate a
business combination be extended to December 13,
	2023."	Management	For	For
2)	The Liquidation Amendment Proposal - "RESOLVED, as
a special resolution, that subject to and conditional upon
the Trust Account having net tangible assets of at least
US$5,000,001 as at the date of this special resolution
and the approval of the Extension Amendment Proposal,
with effect from the date that the directors of the
Company determine in their sole discretion, the board of
	directors of the Company, in its sole discretion."	Management	For	For
3)	The Adjournment Proposal - In a Temporary Adjournment
Scenario: "RESOLVED, as an ordinary resolution, that
the adjournment of the general meeting to a later date or
dates to be determined by the chairman of the general
meeting to permit further solicitation of proxies be
confirmed, adopted, approved and ratified in all respects."
Indefinite Adjournment Scenario: "RESOLVED, as an
ordinary resolution, that the adjournment of the Meeting
sine die be confirmed, adopted, approved and ratified in
	all respects."	Management	For	For
BIOPLUS ACQUISITION CORP.
Security	G11217109		Meeting Type	Special
Ticker Symbol	BIOSU		Meeting Date	02-Jun-2023
ISIN	KYG112171098		Agenda	935871675 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to extend the
date by which the Company has to consummate a
Business Combination from June 7, 2023 to December 7,
	2023 (or such earlier date as determined by the Board).	Management	For	For
2)	The Founder Share Amendment Proposal - RESOLVED,
as a special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to provide for
the right of a holder of Class B Ordinary Shares to
convert into Class A Ordinary Shares on a one-for-one
basis at any time prior to the closing of a Business
Combination at the option of a holder of the Class B
	Ordinary Shares.	Management	For	For
3)	The Auditor Ratification Proposal - RESOLVED, as an
ordinary resolution, that the appointment of
WithumSmith+Brown, PC as the independent registered
public accounting firm of the Company for the fiscal year
ending December 31, 2023 be ratified, approved and
	confirmed in all respects.	Management	For	For
4)	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting in lieu of an annual general meeting to a
later date or dates to be determined by the chairman of
the extraordinary general meeting in lieu of an annual
general meeting, or indefinitely, if necessary or
convenient, to permit further solicitation and vote of
proxies be confirmed, ratified and approved in all
	respects.	Management	For	For
LAKESHORE ACQUISITION II CORP
Security	G5352N105		Meeting Type	Special
Ticker Symbol	LBBB		Meeting Date	05-Jun-2023
ISIN	KYG5352N1051		Agenda	935873059 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal - Approval of an amendment to the
company's amended and restated memorandum and
articles of association adopted by special resolution
dated March 8, 2022 and effective on March 8, 2022, as
amended on March 10, 2023 (together, the "Existing
Charter") to: extend the date by which the Company has
to consummate a business combination from June 11,
2023 (the "Deadline") to up to not later than December
11, 2023 (the "Extension Termination Date"), six (6)
separate instances for an additional (1) month each
	instance (each an "Extension Period").	Management	For	For
2.	Adjournment Proposal - Approval of the adjournment of
the General Meeting by the chairman thereof to a later
date, if necessary, under certain circumstances, to solicit
additional proxies for the purpose of approving the
	extension proposal, to amend the extension proposal.	Management	For	For
AVALON ACQUISITION INC.
Security	05338E101		Meeting Type	Special
Ticker Symbol	AVAC		Meeting Date	06-Jun-2023
ISIN	US05338E1010		Agenda	935873148 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, dated as of September 21,
2022, as amended (the "Business Combination
Agreement"), by and among Avalon Acquisition Inc
("Avalon"), The Beneficient Company Group, L.P., a
Delaware limited partnership ("BCG," and as converted
into a Nevada corporation, "Beneficient"), Beneficient
Merger Sub I, Inc., a Delaware corporation and
subsidiary of BCG ...(due to space limits, see proxy
	statement for full proposal).	Management	For	For
2.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the special meeting of Avalon (the
"Avalon Special Meeting") to a later date or time, if
necessary, to permit further solicitation of proxies if,
based upon the tabulated vote at the time of the Avalon
Special Meeting, there are not sufficient votes to approve
the Business Combination Proposal or holders of Class A
common stock of Avalon, par value $0.0001 per share
(the "Avalon Class A common stock"), have elected to
....(due to space limits, see proxy statement for full
	proposal).	Management	For	For
BLUE OCEAN ACQUISITION CORP.
Security	G1330L113		Meeting Type	Special
Ticker Symbol	BOCNU		Meeting Date	06-Jun-2023
ISIN	KYG1330L1133		Agenda	935874645 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - Amend the
Company's amended and restated memorandum and
articles of association to: (a) extend the date by which the
Company must (i) consummate an initial business
combination; (ii) cease its operations, except for the
purpose of winding up, if it fails to complete such initial
business combination; and (iii) redeem 100% of the
public shares from June 7, 2023 to June 7, 2024, by
electing to extend the date to consummate an initial
	business combination.	Management	For	For
2.	The Founder Share Amendment Proposal - Amend the
Company's amended and restated memorandum and
articles of association to permit for the issuance of Class
A ordinary shares to holders of Class B ordinary shares
upon the exercise of the right of a holder of the
Company's Class B ordinary shares to convert such
holder's Class B ordinary shares into Class A ordinary
shares on a one-for-one basis at any time and from time
to time prior to the closing of an initial business
	combination at the election of the holder.	Management	For	For
3.	The Adjournment Proposal - Approve the adjournment of
the extraordinary general meeting to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal or the Founder Share
Amendment Proposal or if the Board of Directors of the
Company determines before the extraordinary general
meeting that it is not necessary or no longer desirable to
	proceed with the other proposals.	Management	For	For
JAWS HURRICANE ACQUISITION CORPORATION
Security	47201B103		Meeting Type	Special
Ticker Symbol	HCNE		Meeting Date	08-Jun-2023
ISIN	US47201B1035		Agenda	935877451 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment Proposal - To amend the
Company's amended and restated certificate of
incorporation to extend the date (the "Termination Date")
by which the Company has to consummate an initial
business combination from June 15, 2023 (the "Original
Termination Date") to June 15, 2024 (the "Charter
Extension Date"), unless the closing of a Business
Combination shall have occurred prior thereto, or such
earlier date as is determined by the board of directors of
the Company (the "Board" to be in the best interests of
	the Company.	Management	For	For
2.	To amend the Company's Certificate of Incorporation to
eliminate from the Certificate of Incorporation the
limitation that the Company may not redeem Public Stock
(as defined below) to the extent that such redemption
would result in the Company having net tangible assets
(as determined in accordance with Rule 3a51- 1(g)(1) of
the Securities Exchange Act of 1934, as amended) of
less than $5,000,001 (the "Redemption Limitation") in
order to allow the Company to redeem Public Stock
irrespective of whether such redemption would exceed
	the Redemption Limitation.	Management	For	For
3.	Trust Amendment Proposal - To amend the Investment
Management Trust Agreement (the "Trust Agreement"),
dated June 15, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee
("Continental"), to extend the date on which Continental
must liquidate the Trust Account (the "Trust Account")
established in connection with the Company's initial
public offering ("IPO") if the Company has not completed
its initial business combination, from June 15, 2023 to
	June 15, 2024.	Management	For	For
4.	To adjourn the Stockholder Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies if (i) based upon the tabulated vote at the time
of the Stockholder Meeting, there are insufficient shares
of Class A common stock, par value $0.0001 per share,
and Class B common stock, par value $0.0001 per share
in the capital of the Company. (ii) the holders of Public
Stock have elected to redeem an amount of shares in
	connection with the Stockholder Meeting.	Management	For	For
POWER & DIGITAL INFRA ACQ II CORP
Security	73919C100		Meeting Type	Special
Ticker Symbol	XPDB		Meeting Date	09-Jun-2023
ISIN	US73919C1009		Agenda	935874669 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation (the "Certificate") pursuant to amendments
to the Certificate in the form set forth in paragraphs 3, 4,
8 and 9 of Annex A to the accompanying Proxy
Statement (such amendments, collectively, the
"Extension Amendment" and, such proposal, the
"Extension Amendment Proposal") to extend the date by
which the Company must (1) consummate an initial
merger, capital stock exchange, ...(due to space limits,
	see proxy material for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal - to
amend the Certificate pursuant to amendments to the
Certificate in the form set forth in paragraphs 5, 6. 7 and
10 of Annex A to the accompanying Proxy Statement to
eliminate from the Certificate the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of the Securities Exchange Act of
1934, as ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	The Director Election Proposal - to re-elect Paul Gaynor
as a Class I director of our board, to serve for a term of
three years until 2026 or until his successor is elected
	and qualified (the "Director Election Proposal").	Management	For	For
4.	The Auditor Ratification Proposal - to approve and ratify
the appointment of Marcum LLP as the Company's
independent accountants for the fiscal year ending
	December 31, 2023 (the "Auditor Ratification Proposal").	Management	For	For
5.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Proposals (the "Adjournment Proposal" and, together
with the Extension Amendment Proposal, the
Redemption Limitation Amendment Proposal, the
Director Election Proposal and the Auditor Ratification
Proposal, ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
POWER & DIGITAL INFRA ACQ II CORP
Security	73919C209		Meeting Type	Special
Ticker Symbol	XPDBU		Meeting Date	09-Jun-2023
ISIN	US73919C2098		Agenda	935874669 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation (the "Certificate") pursuant to amendments
to the Certificate in the form set forth in paragraphs 3, 4,
8 and 9 of Annex A to the accompanying Proxy
Statement (such amendments, collectively, the
"Extension Amendment" and, such proposal, the
"Extension Amendment Proposal") to extend the date by
which the Company must (1) consummate an initial
merger, capital stock exchange, ...(due to space limits,
	see proxy material for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal - to
amend the Certificate pursuant to amendments to the
Certificate in the form set forth in paragraphs 5, 6. 7 and
10 of Annex A to the accompanying Proxy Statement to
eliminate from the Certificate the limitation that the
Company may not redeem public shares to the extent
that such redemption would result in the Company having
net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of the Securities Exchange Act of
1934, as ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	The Director Election Proposal - to re-elect Paul Gaynor
as a Class I director of our board, to serve for a term of
three years until 2026 or until his successor is elected
	and qualified (the "Director Election Proposal").	Management	For	For
4.	The Auditor Ratification Proposal - to approve and ratify
the appointment of Marcum LLP as the Company's
independent accountants for the fiscal year ending
	December 31, 2023 (the "Auditor Ratification Proposal").	Management	For	For
5.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Proposals (the "Adjournment Proposal" and, together
with the Extension Amendment Proposal, the
Redemption Limitation Amendment Proposal, the
Director Election Proposal and the Auditor Ratification
Proposal, ...(due to space limits, see proxy material for
	full proposal).	Management	For	For
SOUTHPORT ACQUISITION CORPORATION
Security	84465L105		Meeting Type	Special
Ticker Symbol	PORT		Meeting Date	09-Jun-2023
ISIN	US84465L1052		Agenda	935878667 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation of Southport Acquisition
Corporation (the "Company") to extend the date by which
the Company must consummate an initial business
combination (the "Extension") from June 14, 2023 (the
date that is 18 months from the closing date of the
Company's initial public offering) to September 14, 2023
and to allow the board of directors of the Company,
without another stockholder vote, to elect to further
	extend the date to consummate.	Management	For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal"). The Adjournment Proposal will
only be presented at the special meeting if there are not
sufficient votes for, or otherwise in connection with,
	approval of the Extension Amendment Proposal.	Management	For	For
SOUTHPORT ACQUISITION CORPORATION
Security	84465L204		Meeting Type	Special
Ticker Symbol	PORTU		Meeting Date	09-Jun-2023
ISIN	US84465L2043		Agenda	935878667 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation of Southport Acquisition
Corporation (the "Company") to extend the date by which
the Company must consummate an initial business
combination (the "Extension") from June 14, 2023 (the
date that is 18 months from the closing date of the
Company's initial public offering) to September 14, 2023
and to allow the board of directors of the Company,
without another stockholder vote, to elect to further
	extend the date to consummate.	Management	For	For
2.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or if we determine that additional
time is necessary to effectuate the Extension (the
"Adjournment Proposal"). The Adjournment Proposal will
only be presented at the special meeting if there are not
sufficient votes for, or otherwise in connection with,
	approval of the Extension Amendment Proposal.	Management	For	For
HEALTHCARE AI ACQUISITION CORP
Security	G4373K109		Meeting Type	Special
Ticker Symbol	HAIA		Meeting Date	09-Jun-2023
ISIN	KYG4373K1094		Agenda	935883113 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - To approve, as a
special resolution, an amendment to HEALTHCARE AI's
Amended and Restated Memorandum of Association and
Articles of Association (as may be amended from time to
time, together, the "Articles of Association") as provided
by the first resolution in the form set forth in Annex A to
the accompanying proxy statement, to give the Company
the right to extend, by resolution of the Board, date by
which it has to consummate a business combination up
	to twelve times for an additional one month each time.	Management	For	For
2.	The NTA Requirement Amendment Proposal - To
approve, as a special resolution, as provided in the
second resolution in the form set forth in Annex A to the
accompanying proxy statement, an amendment to the
Articles of Association to remove from the Articles of
Association the limitation that that HEALTHCARE AI may
not redeem Public Shares (as defined below) to the
extent that such redemption would result in
HEALTHCARE AI having net tangible assets (as
determined in accordance with Rule 3a51-1(g) (1) of the
	Securities Exchange Act of 1934, as amended).	Management	For	For
3.	The Founder Share Amendment Proposal - To approve,
as a special resolution, as provided in the third resolution in the form set forth in Annex A to the accompanying
proxy statement, an amendment to the Articles of
Association to provide for the right of a holder of the
Company's Class B ordinary shares, par value $0.0001
per share, to convert into Class A ordinary shares, par
value $0.0001 per share, of the Company on a one- for-
one basis at any time and from time to time prior to the
closing of a business combination at the election of the
	holder.	Management	For	For
4.	The Letter Agreement Amendment Proposal - To
approve, as an ordinary resolution, an amendment to the
Letter Agreement, to allow the holders of the Class B
Ordinary Shares, to directly or indirectly, transfer their
Class B Ordinary Shares to a third party prior to the
expiration of the applicable lock-up period. A copy of the
Amendment is attached to the proxy statement as Annex
	B.	Management	For	For
5.	The Adjournment Proposal - To approve, as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, (i) to permit further solicitation there are not sufficient votes to
approve the Extension Amendment Proposal, the NTA
Requirement Amendment, the Founder Share
Amendment Proposal or the Letter Agreement
Amendment Proposal, or (ii) where the board of directors
of the Company has determined that it is otherwise
	necessary.	Management	For	For
BATTERY FUTURE ACQUISITION CORP.
Security	G0888J116		Meeting Type	Special
Ticker Symbol	BFACU		Meeting Date	12-Jun-2023
ISIN	KYG0888J1168		Agenda	935879847 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of
BFAC currently in effect be amended and restated by the
deletion in their entirety and the substitution in their place of the Second Amended and Restated Articles of
Association of BFAC (a copy of which is attached to the
	proxy statement for this Meeting as Annex A)."	Management	For	For
2)	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated December 14,
2021, allowing BFAC to (1) extend the Business
Combination Period up to twelve times for an additional
one month each time, from June 17, 2023 to June 17,
2024, by depositing into the trust account the lesser of (i)
$0.03 for each Class A ordinary share not redeemed in
connection with the Special Meeting, multiplied by the
	number of public shares outstanding, and (ii) $250,000.	Management	For	For
3)	The Adjournment Proposal - To adjourn the special
meeting of BFAC shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the special meeting, there are not sufficient votes to
approve the Extension Amendment Proposal or where
the board of directors of BFAC has determined it is
	otherwise necessary or desirable.	Management	For	For
SPREE ACQUISITION CORP. 1 LIMITED
Security	G83745102		Meeting Type	Special
Ticker Symbol	SHAP		Meeting Date	12-Jun-2023
ISIN	KYG837451023		Agenda	935881474 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Articles Extension Proposal - A proposal to approve, by
way of special resolution, an amendment to the
Company's amended and restated memorandum and
articles of association in the form set forth in Annex A of
the accompanying proxy statement, to extend the date by
which the Company would be permitted to consummate
an initial business combination from June 20, 2023 to
March 20, 2024, as well as to permit the Board, in its sole
discretion, to elect to wind up the Company's operations
	on an earlier date.	Management	For	For
2.	Trust Extension Proposal - A proposal to amend the
Company's investment management trust agreement,
dated as of December 15, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be permitted to consummate a business
combination from June 20, 2023 to March 20, 2024, or
such earlier date as may be determined by the Board, in
its sole discretion, pursuant to the resolution set forth in
	Proposal No. 2 of the accompanying proxy statement.	Management	For	For
3.	Amendment Proposal - Approval, by way of special
resolution, of an amendment to the Company's amended
and restated memorandum and articles of association to
provide that the existing restriction on issuance of
additional shares that would vote together with the public
Class A ordinary shares on a proposal to approve the
Company's initial business combination, will not apply to
issuance of Class A ordinary shares upon conversion of
Class B ordinary shares where the converting holders
waive rights to proceeds from the Company's trust
	account.	Management	For	For
5.	The Adjournment Proposal - A proposal to approve, by
way of ordinary resolution, the adjournment of the
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2,
Proposal No. 3 or Proposal No. 4, pursuant to the
resolution set forth in Proposal No. 5 of the
	accompanying proxy statement.	Management	For	For
EVE MOBILITY ACQUISITION CORP.
Security	G3218G125		Meeting Type	Special
Ticker Symbol	EVEU		Meeting Date	14-Jun-2023
ISIN	KYG3218G1257		Agenda	935874633 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Part 1 of Annex A of the accompanying proxy
statement to extend the date by which the Company must
(1) consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination")
or (2) (i) cease ...(due to space limits, see proxy material
	for full proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Part 2
of Annex A of the accompanying proxy statement (the
"Redemption Limitation Amendment" and such proposal,
the "Redemption Limitation Amendment Proposal") to
eliminate from the Charter the limitation that the
Company shall not redeem Class A Ordinary Shares
included as part of the units sold in the IPO (including
....(due to space limits, see proxy material for full
	proposal).	Management	For	For
3.	The Optional Conversion Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Part 3
of Annex A of the accompanying proxy statement to
provide for the right of a holder of Class B ordinary
shares, par value $0.0001 per share, of the Company
("Class B Ordinary Shares"), to convert such Class B
Ordinary Shares into Class A Ordinary Shares on a one-
for-one basis at any time and from time to time prior to
the ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
4.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Redemption Limitation
Amendment Proposal and/or the Optional Conversion
Amendment Proposal (the "Adjournment Proposal"),
which will only be ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
SWIFTMERGE ACQUISITION CORPORATION
Security	G63836103		Meeting Type	Special
Ticker Symbol	IVCP		Meeting Date	15-Jun-2023
ISIN	KYG638361033		Agenda	935875849 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Proposal - As a special resolution to
amend the Company's amended and restated
memorandum and articles of association ("Articles") in
the form set forth in Part 1 of Annex A of the
accompanying proxy statement to extend the date that
the Company has to consummate a business
combination from June 17, 2023 to March 15, 2024,
	Conditional upon the approval of Proposal 2.	Management	For	For
2.	Amendment of Trust Agreement - Amend the Investment
Management Trust Agreement, dated December 17,
2021, by and between the Company and Continental
Stock Transfer & Trust Company ("Continental"), to
extend the date on which Continental must liquidate the
Trust Account established in connection with the
Company's initial public offering if the Company has not
completed its initial business combination from June 17,
2023 to March 15, 2024. Proposal 2 is conditioned on the
	approval of Proposal 1.	Management	For	For
3.	Founder Share Amendment Proposal - As a special
resolution, to amend the Company's Articles pursuant to
an amendment in the form set forth in Part 2 of Annex A
of the accompanying proxy statement to provide for the
right of a holder of the Founder Shares to convert into
Class A Ordinary Shares on a one-for-one basis prior to
the closing of a business combination at the election of
the holder, where the holders of such Shares have
	waived any right to receive funds from the Trust Account.	Management	For	For
4.	Adjournment - Adjourn the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection
	with, the approval of Proposal 1 or Proposal 2.	Management	For	For
AULT DISRUPTIVE TECHNOLOGIES CORP
Security	05150A104		Meeting Type	Special
Ticker Symbol	ADRT		Meeting Date	15-Jun-2023
ISIN	US05150A1043		Agenda	935889848 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Extension Amendment Proposal - a proposal to
amend Ault Disruptive Technologies Corporation's (the
"Company") Amended and Restated Certificate of
Incorporation (our "Charter") to extend the date (the
"Termination Date") by which the Company must
consummate a merger, capital stock exchange, asset
acquisition, stock purchase, reorganization or similar
business combination involving the Company and one or
more businesses (a "business combination") from June
20, 2023 ...(due to space limits, see proxy material for full
	proposal).	Management	For	For
2.	The Redemption Limitation Amendment Proposal - a
proposal to amend the Charter pursuant to an
amendment to the Charter to eliminate from the Charter
the limitation that the Company may not redeem shares
of our common stock issued in our IPO (we refer to such
shares as "Public Shares") to the extent that such
redemption would result in the Company having net
tangible assets (as determined in accordance with Rule
3a51-1(g)(1) of the Securities Exchange Act of 1934, as
amended) of less than ...(due to space limits, see proxy
	material for full proposal).	Management	For	For
3.	The Adjournment Proposal - a proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal and the
Redemption Limitation Amendment Proposal, or if we
determine that additional time is necessary to effectuate
the extension of the Termination Date (the "Adjournment
	Proposal").	Management	For	For
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107		Meeting Type	Special
Ticker Symbol	MCAG		Meeting Date	23-Jun-2023
ISIN	US62404B1070		Agenda	935884937 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Business Combination Proposal - to approve and adopt
the Business Combination Agreement, dated as of
October 19, 2022, as amended (the "Business
Combination Agreement"), by and among AUM
Biosciences Pte. Ltd., a Singapore private company,
Mountain Crest Acquisition Corp. V, a Delaware
corporation, AUM Biosciences Limited, a Cayman Islands
exempted company ("Holdco"), AUM Biosciences
Subsidiary Pte. Ltd., a Singapore private company and
AUM Biosciences Delaware Merger Sub, Inc., a
	Delaware corporation.	Management	For	For
2.	Redomestication Proposal - to approve the
"redomestication" from Delaware to Cayman Islands that
will take place with respect to the new public holding
company pursuant to the terms of the Business
	Combination Agreement.	Management	For	For
3.	Nasdaq Proposal - to approve, for purposes of complying
with applicable listing rules of Nasdaq, or Nasdaq Listing
Rules, the issuance of more than 20% of the current total
issued and outstanding ordinary shares of Holdco
pursuant to the terms of the Business Combination
	Agreement.	Management	For	For
4.	Incentive Plan Proposal - to approve Holdco's 2023 Share Incentive Plan.	Management	For	For
5.	Holdco Charter Proposal - to amend and restate Holdco's memorandum and articles of association.	Management	For	For
6.	Escrow Proposal - to terminate the Stock Escrow Agreement.	Management	For	For
7.	NTA Requirement Amendment Proposal - to amend
Mountain Crest's Amended and Restated Certificate of
Incorporation to expand the methods that Mountain Crest
may employ to not become subject to the "penny stock"
	rules of the Securities and Exchange Commission.	Management	For	For
8.	Adjournment Proposal - to adjourn the Special Meeting under certain circumstances, which are more fully described in the accompanying proxy statement/prospectus.	Management	For	For
LF CAPITAL ACQUISITION CORP. II
Security	50202D102		Meeting Type	Special
Ticker Symbol	LFAC		Meeting Date	26-Jun-2023
ISIN	US50202D1028		Agenda	935883062 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO (I) EXTEND
THE DATE BY WHICH THE COMPANY HAS TO
CONSUMMATE A BUSINESS COMBINATION (AS
DEFINED IN THE CHARTER) FROM AUGUST 19, 2023
TO NOVEMBER 19, 2023 (THE "EXTENDED DATE"),
BY INCREASING THE NUMBER OF ONE-MONTH
EXTENSION OF THE DEADLINE TO COMPLETE THE
INITIAL BUSINESS COMBINATION FROM SIX TO NINE
(THE THREE ADDITIONAL ONE-MONTH
EXTENSIONS, THE "ADDITIONAL EXTENSIONS", AND
COLLECTIVELY WITH THE EXISTING SIX ONE-
	MONTH EXTENSIONS.	Management	For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE SPECIAL MEETING
TO ADJOURN THE SPECIAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF THE CHARTER AMENDMENT
	PROPOSAL.	Management	For	For
AQUARON ACQUISITION CORP.
Security	03842W105		Meeting Type	Special
Ticker Symbol	AQU		Meeting Date	28-Jun-2023
ISIN	US03842W1053		Agenda	935896728 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	EXTENSION AMENDMENT - To amend the Company's
Amended and Restated Certificate of Incorporation to
allow the Company to extend the date by which the
Company must consummate a business combination (the
"Extension") from 7/6/2023 (the date that is 9 months
from the closing date of the Company's initial public
offering of units (the "IPO")) to 10/6/2023 (the "First
Extension", plus an option for the Company to further
extend such date to 1/6/2024 (the "Second Extension"),
and then on a monthly basis up to four times from
	1/6/2024 to 5/6/2024.	Management	For	For
2.	TERMINATION AMENDMENT - To amend the
Investment Management Trust Agreement, dated
October 3, 2022, by and between the Company and
Continental Stock Transfer & Trust Company (the
"Trustee"), to allow the Company to extend the date on
which the Trustee must liquidate the trust account
established by the Company in connection with the IPO
(the "trust account") if the Company has not completed its
initial business combination, from July 6, 2023 to October
6, 2023, plus an option for the Company to further extend
	such date to January 6, 2024.	Management	For	For
3.	ADJOURNMENT - Approve adjournment of special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve Extension
Amendment Proposal or Trust Amendment Proposal or if
Company determines that additional time is necessary to
effectuate Extension. Adjournment Proposal will only be
presented at the special meeting if there are not sufficient votes for, or otherwise in connection with, approval of
Extension Amendment Proposal & Trust Amendment
	Proposal.	Management	For	For
GSR II METEORA ACQUISITION CORP.
Security	36263W105		Meeting Type	Special
Ticker Symbol	GSRM		Meeting Date	28-Jun-2023
ISIN	US36263W1053		Agenda	935896730 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to (a) approve and adopt the
Transaction Agreement, dated as of August 24, 2022, by
and among PubCo, GSR II Meteora Sponsor LLC, a
Delaware limited liability company ("Sponsor"), BT
Assets, Inc., a Delaware corporation ("BT Assets"), and
Lux Vending, LLC, a Georgia limited liability company
and wholly-owned subsidiary of BT Assets ("BT OpCo"),
attached to the accompanying proxy statement as Annex
A-1 (as amended by ...(due to space limits,see proxy
	material for full proposal).	Management	For	For
2.	The Charter Proposal - To consider and vote upon a
proposal to approve and adopt the proposed second
amended and restated certificate of incorporation
("Proposed Charter") of the combined post-business
combination company (also referred to herein as
"PubCo"), in the form attached to the accompanying
proxy statement as Annex B, which, if approved, and
assuming the Business Combination Proposal and the
Nasdaq Proposal (defined below) are approved, will take
effect upon the consummation of of the business
	combination (the "Charter Proposal").	Management	For	For
3A.	Advisory Governance Proposal A - To authorize the
change in the authorized capital stock of PubCo from
100,000,000 shares of Class A common stock, par value
$0.0001 per share, 20,000,000 shares of Class B
common stock, par value $0.0001 per share, and
1,000,000 shares of undesignated preferred stock, to
800,000,000 shares of PubCo Class A common stock,
par value $0.0001 per share (which shall be entitled to
one vote per share), 20,000,000 shares of PubCo Class
B common stock, par value ...(due to space limits,see
	proxy material for full proposal).	Management	For	For
3B.	Advisory Governance Proposal B - To eliminate provisions specific to PubCo's status as a blank check company that will serve no purpose following the consummation of the business combination.	Management	For	For
3C.	Advisory Governance Proposal C - To declassify the board of directors of PubCo with the result being that each director will be elected annually for a term of one year.	Management	For	For
3D.	Advisory Governance Proposal D - To require the
approval by affirmative vote of holders of at least 66 2/3%
of the voting power of PubCo's then-outstanding shares
of capital stock entitled to vote generally at an election of directors to make any amendment to certain provisions of
	the Proposed Charter.	Management	For	For
4.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve the issuance of shares of common
stock of Pub-Co in connection with the business
combination pursuant to applicable Nasdaq Stock Market
	listing rules (the "Nasdaq Proposal").	Management	For	For
5.	The Incentive Equity Plan Proposal - To consider and
vote upon a proposal to approve and adopt the Bitcoin
Depot Inc. 2023 Omnibus Incentive Plan in the form
mutually agreed upon among BT OpCo, BT Assets and
PubCo and attached to the accompanying proxy
statement as Annex H (the "Incentive Equity Plan
	Proposal").	Management	For	For
6.	The Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Charter Proposal,
the Advisory Governance Proposals, the Nasdaq
	Proposal and the Incentive Equity Plan Proposal.	Management	For	For
QOMOLANGMA ACQUISITION CORP.
Security	74738V105		Meeting Type	Special
Ticker Symbol	QOMO		Meeting Date	29-Jun-2023
ISIN	US74738V1052		Agenda	935895473 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To amend the Company's Amended and Restated
Certificate of Incorporation (our "charter") to allow the
Company to extend the date by which the Company must
consummate a business combination from July 4, 2023
(the date that is 9 months from the closing date of the
Company's initial public offering of units (the "IPO")) to
August 4, 2023 (the date that is 10 months from the
closing date of the IPO) (the "Amended Date") and on a
monthly basis up to twelve times from the Amended Date
to August 4, 2024 (the date that is 22 months from the
	closing date of the IPO).	Management	For	For
2.	To amend (the "Trust Amendment") the Investment
Management Trust Agreement, dated September 29,
2022, between the Company and American Stock
Transfer & Trust Company, to allow the Company to
extend the date on which the Trustee must liquidate the
trust account established by the Company in connection
with the IPO (the "trust account") if the Company has not
completed its initial business combination, from
07/04/2023 (the date that is 9 months from the closing
date of the IPO) to 08/04/2023 (the date that is 10
	months from the closing date of the IPO).	Management	For	For
3.	A proposal to approve the adjournment of the special
meeting to a later date, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment
Proposal or if we determine that additional time is
necessary to effectuate the Extension (the "Adjournment
Proposal"). The Adjournment Proposal will only be
presented at the special meeting if there are not sufficient votes for, or otherwise in connection with, the approval of
the Extension Amendment Proposal & the Trust
	Amendment Proposal.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	First Trust Alternative Opportunities Fund

By (Signature and Title)	/s/ Michael Peck
Michael Peck
President

Date:	August 28, 2023